[NATIONS FUNDS LOGO]

                                                        [GRAPHIC DEPICTING TREE]


                                                  INVESTMENTS FOR A LIFETIME(SM)





                                                        NATIONS
                                                        TAX EXEMPT FUND

                                                        NATIONS
                                                        TREASURY FUND

                                                        NATIONS
                                                        GOVERNMENT
                               MONEY                    MONEY MARKET FUND
                               MARKET
                               FUNDS                    NATIONS
                                                        PRIME FUND

                           [GRAPHIC DEPICTING CREW BOAT]



                           ANNUAL REPORT FOR THE
                           YEAR ENDED MARCH 31, 1999

                          [GRAPHIC DEPICTING BASKETS]




THIS REPORT IS SUBMITTED FOR
THE GENERAL INFORMATION OF
SHAREHOLDERS OF NATIONS FUNDS.
THIS MATERIAL MUST BE PRECEDED OR
ACCOMPANIED BY A CURRENT NATIONS
FUNDS PROSPECTUS.

NATIONS FUNDS DISTRIBUTOR:
STEPHENS INC. STEPHENS INC., WHICH
IS NOT AFFILIATED WITH BANK OF
AMERICA NATIONAL TRUST AND
SAVINGS ASSOCIATION OR
NATIONSBANK, N.A., IS NOT A BANK,
AND SECURITIES OFFERED BY IT ARE NOT
GUARANTEED BY ANY BANK OR INSURED
BY THE FDIC, STEPHENS INC., MEMBER
NYSE, SIPC.

NATIONS FUNDS INVESTMENT ADVISER:
NATIONSBANC ADVISORS, INC.


---------------------
      NOT FDIC-
       INSURED
---------------------
   MAY LOSE VALUE
---------------------
  NO BANK GUARANTEE
---------------------

Presidents'
Message
                           Dear Shareholder:

                           We'd like to thank you for being a part of the Nations Funds family. Your continued trust and confidence are greatly appreciated. Many noteworthy events have taken place during the past year. Let's take a look.

                           A ROLLER-COASTER-RIDE OF A YEAR

                           We know the past 12 months have proved to be quite an unsettling time for investors. You've seen major market indexes reach all-time highs, even after the significant market volatility of late summer-early fall 1998. Much of the volatility was attributed to financial crises in Brazil and Russia, the continuing malaise in Asia, as well as a slowdown in U.S. corporate earnings growth. However, the Federal Reserve Board came to the rescue in late September with the first of three successive cuts in interest rates. By year-end, investors were feeling confident once again and many stocks had soared, moving the Dow Jones Industrial Average closer to the 10,000 milestone.*

                           While some stock indexes had another impressive year of double-digit performance -- the Standard & Poor's 500 Composite Stock Price Index (S&P 500)** of large-company stocks was up 18.46% for the 12 months ending March 31, 1999 -- focusing on these particular indexes doesn't give you the complete picture. For example, during the same 12-month period, the Standard & Poor's MidCap 400 Index*** posted a gain of only 0.43% and the Russell 2000 Index(+) of small-company stocks actually posted negative performance of -16.20%. There was even divergence among the stocks in the S&P 500, with the performance of the 25 largest stocks accounting for approximately 70% of the Index's return.

                           THE VALUE OF ADVICE

                           Diversification, along with a long-term perspective, are among the best tools for investors to weather changing markets and create a balanced investment portfolio. That's where the value of professional financial advice comes in. The role of a good financial adviser, especially during volatile times, is to help you make smart investment decisions that help you pursue your long-term goals. During last year's downturn in

                           * The Dow Jones Industrial Average is a
                           price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange. It is unmanaged and unavailable for investment.

                           ** The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 widely held common stocks. It is unavailable for investment.

                           *** The Standard & Poor's MidCap 400 Index is a market-value weighted index that measures the market value of 400 domestic stocks chosen for market size, liquidity and industry representation. It is unmanaged and unavailable for investment.

                           + The Russell 2000 Index is a capitalization-weighted index that includes 2,000 of the smallest stocks representing approximately 11% of the U.S. equity market. It is unmanaged and unavailable for investment.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Presidents'
Message continued...

                           the markets, many mutual fund shareholders who invested through a financial adviser remained calm and ignored short-term corrections.

                           Today, these same investors are probably glad they did, as the markets continue their generally upward trend. Of course, history tells us that these trends do not continue indefinitely, and our belief is that the best way to weather changing market conditions is by working with a professional financial adviser.

                           YOUR MANAGERS OF DISTINCTION(SM)

                           Financial advisers are there to guide and assist you, but it also helps to invest with a company that has experienced fund managers who have weathered various market cycles over time. At Nations Funds, we call them our Managers of Distinction(SM).

                           In bringing you the wide range of funds we offer, we've carefully selected a roster of specialized investment management firms. Nations Funds Managers of Distinction(SM) are all seasoned and well-respected investment firms. We are pleased to bring this talent together in one place to offer you a variety of distinct money management styles.

                           And, our fund family should get even better with the completion of our merger with Pacific Horizon
                           Funds -- the largest merger in mutual fund history -- anticipated for May. Together, the new Nations Funds family will be able to offer you an even broader selection of mutual funds.

                           Of course, customer service continues to be of tremendous importance to us and, for the second year in a row, Nations Funds received the Key Honors award for superior customer support from DALBAR, Inc. -- an independent evaluator of customer service in the mutual fund industry. Our commitment is to provide you with the best products and services, and we will seek to continue to do so in the coming year.

                           We are excited about the past year and the opportunities ahead of us. If you have any questions or comments on your annual report, please contact us at 1.800.321.7854 or e-mail your comments to us via our Web site at www.nationsbank.com/nationsfunds.

                           Once again, thank you for being a part of the Nations Funds family.

                           Sincerely,

                                       /s/ A. Max Walker                             /s/ Robert H. Gordon
                                       A. Max Walker                                 Robert H. Gordon
                                       President and Chairman                        President
                                       of the Board                                  NationsBanc Advisors, Inc.

                           March 31, 1999

                           P.S. On May 21, 1999, the Nations Funds/Pacific Horizon Funds merger was successfully completed.

Table
Of
Contents

                                       NATIONS FUNDS SPECTRUM                                       2
                                       ECONOMIC OVERVIEW                                            4
                                       FINANCIAL STATEMENTS
                                       Statement of Net Assets                                      7
                                       Statements of Operations                                    33
                                       Statements of Changes in Net Assets                         34
                                       Statement of Cash Flows                                     36
                                       Schedules of Capital Stock Activity                         37
                                       Financial Highlights                                        40
                                       Notes to Financial Statements                               48

                                       ---------------------------------------------------------------------------------
                                           Nations Funds                [Dalbar Logo]
                                           Recognized For
                                           Outstanding                  DALBAR, Inc., is a well-respected research firm
                                           Customer Service             that measures customer service levels and
                                                                        establishes benchmarks in the financial services
                                           In recognition of our        industry.
                                           commitment to retail
                                           shareholders through
                                           consistently providing
                                           superior customer service,
                                           Nations Funds was awarded
                                           DALBAR Key Honors in 1997
                                           and 1998.
                                       ---------------------------------------------------------------------------------

THE
NATIONS FUNDS
FAMILY AT A GLANCE

POTENTIAL RETURN


                                                                                                             GROWTH & INCOME
                                                                                                            ------------------
                                                      CURRENT INCOME
------------------------------------------------------------------------------------------------------------------------------
          LIQUIDITY
----------------------------------------------
MONEY                      SHORTER                    INTERMEDIATE                LONGER TERM               LARGE
MARKET                     MATURITY                   MATURITY                    DOMESTIC                  CAPITALIZATION
FUNDS                      BOND FUNDS                 BOND FUNDS                  BOND FUNDS                VALUE FUNDS
-----                      ----------                 ----------                  ----------                -----------
*Nations                   *Nations Short-            *Nations                    *Nations                  *Nations
  Prime Fund                 Intermediate               Strategic Fixed             Diversified               Value Fund
                             Government                 Income Fund                 Income Fund
*Nations Government          Fund                                                                           *Nations
  Money Market                                        *Nations                    *Nations                    Managed
  Fund                     *Nations                     Government                  U.S. Government           Value Index
                             Short-Term                 Securities Fund             Bond Fund                 Fund
*Nations                     Income Fund
  Treasury Fund                                       *Nations                    *Nations                  *Nations
                           *Nations Short-              Intermediate                Municipal                 Balanced Assets
*Nations Tax                 Term Municipal             Municipal                   Income Fund               Fund
  Exempt Fund                Income Fund                Bond Fund
                                                                                  *Nations
                                                      *Nations                      State-Specific
                                                        State-Specific              Long-Term
                                                        Intermediate                Municipal Bond
                                                        Municipal Bond              Funds
                                                        Funds

                               RISK (VARIABILITY)

                                                                                                         [NATIONS FUNDS LOGO]
                                                                                               INVESTMENTS FOR A LIFETIME(SM)
                                                                                                             POTENTIAL RETURN

                                                                              AGGRESSIVE GROWTH
                                                 -----------------------------------------------------------------------------
                         GROWTH
-------------------------------------------------------------------
          GROWTH & INCOME
-------------------------------------------
LARGE
CAPITALI-                LARGE                                        MID                 SMALL               REGION-SPECIFIC
ZATION                   CAPITALIZATION           INTERNATIONAL       CAPITALIZATION      CAPITALIZATION      INTERNATIONAL
FUNDS                    GROWTH FUNDS             EQUITY FUNDS        FUNDS               FUNDS               FUNDS
-----                    ------------             ------------        -----               -----               -----
*Nations                 *Nations                 *Nations            *Nations            *Nations            *Nations
  Marsico Growth           Marsico Focused          International       Emerging            Small Company       Emerging
  & Income Fund            Equities Fund            Value Fund          Growth Fund         Growth Fund         Markets Fund

*Nations                 *Nations                 *Nations                                *Nations
  Equity                   Disciplined              International                           Managed
  Index Fund               Equity Fund              Growth Fund                             SmallCap
                                                                                            Index Fund
*Nations                 *Nations                 *Nations
  Managed                  Capital Growth           International                         *Nations
  Index Fund               Fund                     Equity Fund                             Managed
                                                                                            SmallCap
*Nations                 *Nations                                                           Value Index
  Equity                   Strategic Equity                                                 Fund
  Income Fund              Fund

                                                      RISK (VARIABILITY)

LIFEGOAL PORTFOLIOS

*LifeGoal Income And Growth Portfolio

*LifeGoal Balanced Growth Portfolio

*LifeGoal Growth Portfolio

Economic
Overview
                           The U.S. economy expanded strongly and the stock market surged for the 12 months ending March 31, 1999.

                           Declining interest rates, confident consumers, healthy corporate capital spending and an expanding housing industry all helped propel the economy and fuel a persistent rally in stocks, particularly of large-capitalization companies. It was an event-filled period, punctuated by abrupt changes in investor sentiment and even some signs of a slowing of growth in the middle of the year. Through it all, the nation's Gross Domestic Product (the market value of the goods and services produced) grew. In 1998, the growth rate was an estimated 3.6%, only slightly less than the healthy 3.9% growth rate of 1997.

                           Upon closer examination, the story of the 12-month period actually was a tale of two economies -- a strong consumer economy and a weak industrial sector. Solid employment growth and increased real disposable personal income translated to a high level of consumer confidence. Industries linked closely to consumer behavior -- including autos, housing and retail -- were quite strong. At the same time, a number of factors contributed to weakness on the industrial side of the economy. The economic problems of some of our key trading partners, combined with the strength of the U.S. dollar, led to sluggishness in exports. While the evidence remains mixed, the worst of these problems for industrial industries may be ending. The most recent view of the National Association of Purchasing Managers, for example, is that manufacturing conditions in the U.S. may have bottomed.

                           Inflation, as measured by the Consumer Price Index, averaged 1.5% in 1998, following a 2.3% rise in 1997. Lower food and energy prices, combined with cheaper import prices, contributed significantly to the tame inflation picture. The low inflation rate came despite a low unemployment rate of 5% or less for most of the year. In the past, low unemployment accompanied by growth in money supply has tended to fuel inflation. However, that did not happen last year, as concerns about a worldwide credit crunch, global recession and deflation acted as a brake on inflation. The U.S. Federal Reserve Board moved away from its tight monetary policy stance of early 1998 and cut short-term interest rates three successive times in the fall, easing the availability of credit and liquidity. As we entered the second calendar quarter of 1999, economists were debating what the next move of the Federal Reserve Board might be.

                           If the economic story during the period was split into two sections -- consumer and industrial -- the year in the stock market was divided into three periods. For the first seven months, the

                           Source for all statistical data -- TradeStreet Investment Associates, Inc.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Economic
Overview continued...

                           market steadily progressed, peaking in July. Then, the market abruptly reversed course, diving in August through early October as international concerns -- starting with the devaluation of the Russian ruble -- overwhelmed relatively benign reports about the U.S. economy. However, the Federal Reserve Board's actions helped restore confidence, and the market went on to new highs in late 1998 and early 1999.

                           The fiscal year also encompassed several different periods for bond market investors. Earlier in the year, investor uneasiness about the possibility of a revival of inflation worried the bond market, and interest rates tended to rise and bond prices slumped going into the summer of 1998. That situation changed dramatically with the Russian economic crisis of April. Fears about a global economic slowdown drove investor dollars toward only the highest quality securities -- principally U.S. Treasuries, and interest rates fell sharply. This period of investor anxiety ended in early October, however, as the Federal Reserve Board's intervention calmed the markets. For the remainder of the fiscal year, corporate and mortgage-backed securities -- with yield spread advantages over U.S. Treasuries -- tended to return to favor.

                           International economic forces continue to send mixed signals. In early 1999, we could see scattered signs of an economic turnaround in Southeast Asia. Japan was beginning to reform its banking system, and investors were waiting to see the impact of an injection of 40 trillion yen into the banking system. Japan suffered through its worst economic performance in 50 years during 1998. The key to its economic rebound will be how quickly the business community, consumers and investors regain confidence. Worth watching will be whether Japan's export industry can grow. Elsewhere, the international scene provided additional signs of progress. The International Monetary Fund (IMF) finally received funding from the U.S. Congress, easing investor concerns. The devaluation of the real -- the Brazilian currency -- seemed to be postponed, but Brazil's government remained under pressure to carry out needed economic reforms.

                           But if U.S. investors found reasons for guarded optimism in some international developments, they also found sources for concern. China appeared unable to meet its ambitious growth targets and Hong Kong's economy remained under pressure. The world continued to watch to see whether China would feel pressure to devalue its currency. Meanwhile, the ability of Russia to pay its bills remained in doubt and the Russian domestic political situation raised questions as Foreign Minister Primakov took over day-to-day decision-making from an ailing Boris Yeltsin.

                           Our outlook for 1999 calls for a possible slowing, but not reversal, of the domestic economic expansion. In light of reports of a slowdown

Economic
Overview continued...

                           in employment growth, a reduction in capital spending and continued sluggishness in international trade, we think economic expansion may have peaked. However, we still see room for continued growth in 1999 at lower levels than in 1998, perhaps at a rate of between 3% and 3.5%.

                           Viewing the domestic stock market in early 1999, the big question is whether the third quarter of 1998 represented a bottom for earnings and for stock prices. Given expectations of a slowing of U.S. economic growth and continued sluggishness in the global economy, investors are concerned about corporate earnings expectations for 1999. However, we do not think the most recent stock market levels reflected these investor concerns.

                           In the bond market, we see the potential of a more stable interest rate climate over the next several months, with the possibility of less dramatic changes in investor sentiment than we saw over the past 12 months.

                           We believe the direction of the markets will depend greatly on the economy's ability to continue to move forward at a controlled pace.

                           C. Thomas Clapp
                           Chief Equity Investment Officer
                           TradeStreet Investment Associates, Inc.

                           March 31, 1999

NATIONS FUNDS
Nations Tax Exempt Fund
   STATEMENT OF NET ASSETS                                        MARCH 31, 1999

PRINCIPAL
 AMOUNT                                                   VALUE
  (000)                                                   (000)
------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 97.5%
            ALABAMA -- 2.1%
 $ 6,765    Alabama, Housing Finance Authority,
             Multi-Family Housing Revenue Refunding,
             (Rime Village Apartments - Hoover
             Project) Series 1996A, (FNMA Collateral
             Agreement),
             3.00% 06/15/26**.......................    $    6,765
   4,500    Alabama, Housing Finance Authority,
             Multi-Family Housing Revenue Refunding,
             (Rime Village Apartments - Huntsville
             Project) Series 1996B, (FNMA Collateral
             Agreement),
             3.00% 06/15/26**.......................         4,500
   6,000    Alabama, Housing Finance Authority,
             Multi-Family Housing Revenue Refunding,
             (Turtle Lake Apartments Project) Series
             1996F, (AmSouth Bank of Alabama LOC),
             3.15% 09/01/23**.......................         6,000
   1,475    Birmingham, Alabama, Industrial
             Development Board, IDR, (Avondale
             Commerce - Phase III Project) Series
             1991, (AmSouth Bank N.A. LOC),
             3.40% 06/01/00**.......................         1,475
   2,800    Columbia, Alabama, Industrial
             Development Board, PCR Refunding,
             (Alabama Power Company Project) Series
             1998, AMT,
             3.15% 06/01/28**.......................         2,800
   2,700    Gadsen, Alabama, Industrial Development
             Board, IDR, (Keystone Foods Corporation
             Project) Series 1989, AMT, (Bank of
             Scotland LOC),
             3.25% 05/01/04**#......................         2,700
   1,150    Gadsen, Alabama, Industrial Development
             Board, PCR Refunding, (Alabama Power
             Company Project) Series 1994,
             3.10% 06/01/15**.......................         1,150
     560    Homewood, Alabama, Industrial
             Development Board, Revenue Refunding,
             (Keebler Company Project) Series 1993,
             (Bank of Nova Scotia LOC),
             3.10% 11/01/04**.......................           560
   9,640    Mobile, Alabama, ASMS Public Educational
             Building Authority, Revenue, (Alabama
             High School Math and Science Foundation
             Project) Series 1997, (Amsouth Bank of
             Alabama LOC),
             3.15% 07/01/22**.......................         9,640
   3,300    Northern Alabama, Pollution Control
             Environmental Improvement Authority,
             PCR, (Reynolds Metals Company Project)
             Series 1985, (Bank of Nova Scotia LOC),
             3.10% 12/01/00**.......................         3,300
   2,000    Opelika, Alabama, Industrial Development
             Board, Industrial Revenue Refunding,
             (Flowers Baking Company Project) Series
             1995, (SunTrust Bank LOC),
             3.10% 12/01/99**#......................         2,000

PRINCIPAL
 AMOUNT                                                   VALUE
  (000)                                                   (000)
------------------------------------------------------------------
            ALABAMA -- (CONTINUED)
 $12,930    Phenix County, Alabama, Industrial
             Development Board, Environmental
             Improvement Revenue, (Mead Coated
             Board, Inc. Project) Series 1993A, AMT,
             (Toronto Dominion Bank LOC),
             3.15% 06/01/28**.......................    $   12,930
   3,800    Phenix County, Alabama, Industrial
             Development Board, Environmental
             Improvement Revenue, (Mead Coated
             Board, Inc. Project) Series 1996, AMT,
             (Hypo Vereinsbank LOC),
             3.15% 03/01/31**.......................         3,800
                                                        ----------
                                                            57,620
                                                        ----------
            ALASKA -- 1.7%
  16,600    Alaska, Industrial Development and
             Export Authority, Exempt Facilities
             Revenue, (AMAX Gold, Inc. Project)
             Series 1997, AMT, (UBS AG LOC),
             3.10% 05/01/09**.......................        16,600
  29,550    Valdez, Alaska, Marine Terminal Revenue
             Refunding, (ARCO Transportation Alaska,
             Inc. Project) Series 1994B, (GTY-AGMT),
             3.05% 05/01/31**.......................        29,550
     500    Valdez, Alaska, Marine Terminal Revenue
             Refunding, (Exxon Pipeline Company
             Project) Series 1993A,
             3.10% 12/01/33**.......................           500
     700    Valdez, Alaska, Marine Terminal Revenue
             Refunding, (Exxon Pipeline Company
             Project) Series 1993B,
             3.10% 12/01/33**.......................           700
                                                        ----------
                                                            47,350
                                                        ----------
            ARIZONA -- 1.2%
   7,000    Apache County, Arizona, Industrial
             Development Authority, Revenue, (Tucson
             Electric Power Company Project) Series
             1983A, (Toronto Dominion Bank LOC),
             3.05% 12/15/18**.......................         7,000
  17,200    Apache County, Arizona, Industrial
             Development Authority, Revenue, (Tucson
             Electric Power Company Project) Series
             1983B, (Bank of New York LOC),
             3.05% 12/15/18**.......................        17,200
   5,100    Casa Grande, Arizona, Industrial
             Development Authority, Revenue
             Refunding, (Mayville Metal Products
             Project) Series 1998, (Toronto Dominion
             Bank LOC),
             2.95% 07/01/15**#......................         5,100
   4,200    Goodyear, Arizona, Industrial
             Development Authority, IDR, (Walle
             Corporation Project) Series 1995, AMT,
             (Bank One Kentucky, N.A. LOC),
             3.25% 05/01/15**#......................         4,200
                                                        ----------
                                                            33,500
                                                        ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
   STATEMENT OF NET ASSETS  (CONTINUED)                        MARCH 31, 1999

PRINCIPAL
 AMOUNT                                                   VALUE
  (000)                                                   (000)
------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- (CONTINUED)
            ARKANSAS -- 0.5%
 $ 5,000    Crossett, Arkansas, PCR Refunding,
             (Georgia-Pacific Corporation Project)
             Series 1998, (SunTrust Bank LOC),
             3.10% 08/01/04**.......................    $    5,000
   6,300    Little Rock, Arkansas, Metrocentre
             District Number 1, Improvement Revenue,
             (Little Rock Newspapers, Inc. Project)
             Series 1985, (Bank of New York LOC),
             3.15% 12/01/25**.......................         6,300
   3,250    Lowell, Arkansas, IDR, (Little Rock
             Newspapers, Inc. Project) Series 1996,
             AMT, (Bank of New York LOC),
             3.10% 06/01/31**#......................         3,250
                                                        ----------
                                                            14,550
                                                        ----------
            CALIFORNIA -- 2.7%
   7,500    California, Higher Education Loan
             Authority Inc., Student Loan Revenue,
             Sr. Lien, Series 1992A-1, (SLMA
             Guarantee),
             3.65% 04/01/00.........................         7,500
  19,000    California, Higher Education Loan
             Authority Inc., Student Loan Revenue,
             Sr. Lien, Series 1992A-2, (SLMA LOC),
             3.80% 04/01/00.........................        19,000
   1,400    Los Angeles, California, Regional
             Airports Improvement Corporation, Lease
             Revenue, (American Airlines, Inc. - Los
             Angeles International Project) Series
             1984A, (Wachovia Bank of Georgia LOC),
             3.10% 12/01/24**.......................         1,400
  44,750    Los Angeles, California, Regional
             Airports Improvement Corporation, Lease
             Revenue, (LAX Two Corporation - Los
             Angeles International Airport Project)
             Series 1985, (Societe Generale LOC),
             3.10% 12/01/25**.......................        44,750
   3,500    Los Angeles, California, Regional
             Airports Improvement Corporation,
             Terminal Facilities Revenue, (LAX Two
             Corporation - Los Angeles International
             Airport Project) Series 1989, AMT,
             (Societe Generale LOC),
             3.15% 12/01/25**.......................         3,500
                                                        ----------
                                                            76,150
                                                        ----------
            COLORADO -- 2.7%
   5,440    Arapahoe County, Colorado, IDR, (Suntory
             Water Group, Inc. Project) Series 1998,
             AMT, (Wachovia Bank LOC),
             3.15% 05/01/23**#......................         5,440
  13,000    Colorado, Housing Finance Authority,
             Multi-Family Housing Revenue, (Grants
             Plaza Project) Series 1984A, (Bankers
             Trust Company LOC),
             3.13% 11/01/09**.......................        13,000
   3,500    Denver City and County, Colorado,
             Airport Revenue, Series 1992F, AMT,
             (Credit Local de France LOC),
             3.10% 11/15/25**.......................         3,500

PRINCIPAL
 AMOUNT                                                   VALUE
  (000)                                                   (000)
------------------------------------------------------------------
            COLORADO -- (CONTINUED)
 $ 5,000    Denver City and County, Colorado,
             Airport Revenue, Series 1992G, AMT,
             (Credit Local de France LOC),
             3.10% 11/15/25**.......................    $    5,000
   5,305    El Paso County, Colorado, Multi-Family
             Housing Revenue Refunding, (Briarglen
             Apartments Project) Series 1995,
             (General Electric Capital Corporation
             Guarantee),
             3.05% 12/01/24**#......................         5,305
  39,300    Moffat County, Colorado, PCR, (Tri-State
             Colorado - Utah Electric Cooperative
             Project) Series 1984, (AMBAC Insured,
             Societe Generale SBPA),
             3.05% 07/01/10**.......................        39,300
   3,000    Pitkin County, Colorado, IDR, (Aspen
             Skiing Company Project) Series 1984B,
             AMT, (First National Bank of Chicago
             LOC),
             3.25% 04/01/14**.......................         3,000
                                                        ----------
                                                            74,545
                                                        ----------
            DELAWARE -- 3.0%
  28,100    Delaware State, Economic Development
             Authority, Hospital Billing Revenue,
             Series 1985B, (MBIA Insured, Morgan
             Stanley SBPA),
             3.10% 12/01/15**.......................        28,100
   5,700    Delaware State, Economic Development
             Authority, Hospital Billing Revenue,
             Series 1985C, (MBIA Insured, Morgan
             Stanley SBPA),
             3.10% 12/01/15**.......................         5,700
  12,000    Delaware State, Economic Development
             Authority, IDR, (Star Enterprise -
             Delaware Clean Power Project) Series
             1997A, AMT, (Canadian Imperial Bank
             LOC),
             3.15% 08/01/29**.......................        12,000
  10,000    Delaware State, Economic Development
             Authority, IDR, (Star Enterprise -
             Delaware Clean Power Project) Series
             1997B, AMT, (Canadian Imperial Bank
             LOC),
             3.00% 08/01/29**.......................        10,000
  17,300    Delaware State, Economic Development
             Authority, IDR, (Star Enterprise -
             Delaware Clean Power Project) Series
             1997C, AMT, (Canadian Imperial Bank
             LOC),
             3.05% 08/01/29**.......................        17,300
  10,550    Delaware State, Economic Development
             Authority, Revenue, (Hospital Billing
             Project) Series 1985, (MBIA Insured,
             Morgan Stanley SBPA),
             3.10% 12/01/15**.......................        10,550
                                                        ----------
                                                            83,650
                                                        ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
   STATEMENT OF NET ASSETS  (CONTINUED)                        MARCH 31, 1999

PRINCIPAL
 AMOUNT                                                   VALUE
  (000)                                                   (000)
------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- (CONTINUED)
            DISTRICT OF COLUMBIA -- 0.4%
 $10,000    District of Columbia, TRAN, GO, Series
             1998B, (Morgan Guaranty Trust LOC),
             3.75% 09/30/99.........................    $   10,031
                                                        ----------
            FLORIDA -- 3.4%
  12,810    Broward County, Florida, Housing Finance
             Authority, Multi-Family Housing Revenue
             Refunding, (Fisherman's Landing Coconut
             Project) Series 1990, (Continental
             Casualty Surety Bond),
             3.05% 11/01/07**.......................        12,810
   4,365    Dade County, Florida, Industrial
             Development Authority, IDR, (Phase II
             Furniture Corporation Project) Series
             1994, AMT, (SunTrust Bank of Central
             Florida LOC),
             3.20% 11/01/14**#......................         4,365
   6,500    Dade County, Florida, Special Revenue,
             (Youth Fair and Exposition Project)
             Series 1995, (SunTrust Bank Central
             LOC),
             3.10% 08/01/15**.......................         6,500
  14,999    Florida State, Board of Education,
             Capital Outlay, Series 1996BTP-179,
             (Toronto Dominion SBPA),
             3.20% 06/01/01**!!.....................        14,999
  14,800    Florida, Housing Finance Agency, Multi-
             Family Housing Revenue Refunding,
             (Clear Lake Apartments Project) Series
             1994D, (Continental Casualty Surety
             Bond),
             3.05% 01/01/34**.......................        14,800
   5,000    Florida, Housing Finance Agency, Multi-
             Family Housing Revenue, (Lakeside South
             Associates Apartments Project) Series
             1988B, (Bankers Trust Company LOC),
             3.13% 10/01/06**#......................         5,000
   7,500    Indian River County, Florida, Hospital
             District Revenue, (Indian River
             Memorial Hospital Project) Series 1985,
             (KBC Bank N.V. LOC),
             3.00% 10/01/15**.......................         7,500
   3,645    Manatee County, Florida, Housing Finance
             Authority, Multi-Family Mortgage
             Revenue, (Hampton Court Project) Series
             1989A, (First Union National Bank LOC),
             3.05% 06/01/07**#......................         3,645
  12,500    Miami, Florida, Health Facilities
             Authority, Health Facilities Revenue,
             (Miami Jewish Home and Hospital
             Project) Series 1996, (SunTrust Bank
             Miami LOC),
             3.10% 12/01/16**#......................        12,500
   1,500    Palm Beach County, Florida, Revenue,
             (Norton Gallery School of Art Project)
             Series 1995, (Northern Trust Company
             LOC),
             2.90% 05/01/25**.......................         1,500

PRINCIPAL
 AMOUNT                                                   VALUE
  (000)                                                   (000)
------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 6,000    Polk County, Florida, Industrial
             Development Authority, Revenue,
             (Farmland Hydro, LP Project) Series
             1998, AMT, (Raboland Nederland LOC),
             3.10% 02/01/29**.......................    $    6,000
   2,950    St. Lucie County, Florida, IDR
             Refunding, (Florida Convalescent
             Centers Project) Series 1988, (Toronto
             Dominion Bank LOC),
             3.05% 01/01/11**.......................         2,950
   1,900    University Athletic Association, Inc.,
             Florida, Capital Improvement Revenue,
             (University of Florida Project) Series
             1999, (SunTrust Bank of Central Florida
             LOC),
             3.15% 02/01/20**.......................         1,900
                                                        ----------
                                                            94,469
                                                        ----------
            GEORGIA -- 10.8%
  10,000    Albany-Dougherty, Georgia, Payroll
             Development Authority, PCR Refunding,
             (Philip Morris Companies, Inc. Project)
             Series 1992,
             3.10% 10/01/05**#......................        10,000
   2,040    Bartow County, Georgia, Development
             Authority, PCR, (Georgia Power
             Company - Bowden Project) Series 1998,
             3.10% 03/01/24**.......................         2,040
  17,500    Burke County, Georgia, Development
             Authority, PCR, (Georgia Power
             Company - Vogtle Project) Series
             1994-5,
             3.05% 07/01/24**.......................        17,500
   5,800    Burke County, Georgia, Development
             Authority, PCR, (Georgia Power
             Company - Vogtle Project) Series 1996,
             3.10% 09/01/26**.......................         5,800
   7,900    Burke County, Georgia, Development
             Authority, PCR, (Georgia Power Company
             Plant - Vogtle Project) Series 1995-3,
             3.10% 09/01/25**.......................         7,900
   7,750    Clayton County, Georgia, Hospital
             Authority, Revenue Anticipation
             Certificates, (Southern Regional
             Medical Center Project) Series 1998B,
             (SunTrust Bank LOC),
             3.10% 08/01/19**#......................         7,750
   6,385    Clayton County, Georgia, Housing
             Authority, Multi-Family Housing Revenue
             Refunding, (Chateau Forest Apartments
             Project) Series 1990E, (FSA Insured,
             Societe Generale SBPA),
             3.00% 01/01/21**.......................         6,385
   3,380    Clayton County, Georgia, Housing
             Authority, Multi-Family Housing Revenue
             Refunding, (Village Rouge Apartments
             Project) Series 1990C, (FSA Insured,
             Societe Generale SBPA),
             3.00% 01/01/21**.......................         3,380
   2,215    Cobb County, Georgia, IDR, (Datagraphic
             Inc. Project) Series 1990, AMT,
             (SouthTrust Bank of Alabama LOC),
             3.35% 05/01/05**.......................         2,215

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
   STATEMENT OF NET ASSETS  (CONTINUED)                        MARCH 31, 1999

PRINCIPAL
 AMOUNT                                                   VALUE
  (000)                                                   (000)
------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- (CONTINUED)
            GEORGIA -- (CONTINUED)
 $ 3,600    Cobb County, Georgia, Residential Care
             Facilities for the Elderly Authority,
             (North Georgia Presbyterian Homes, Inc.
             Project) Series 1993, (SunTrust Bank
             LOC),
             3.10% 08/01/18**#......................    $    3,600
  17,330    Cobb-Marietta, Georgia, Coliseum and
             Exhibit Hall Authority, Revenue, Jr.
             Lien, Series 1996A, (MBIA Insured, CIBC
             SBPA),
             3.00% 10/01/26**#......................        17,330
   3,260    College Park, Georgia, Business and
             Industrial Development Authority,
             Revenue Refunding, (College Park
             Association Project) Series 1997, (Bank
             of New York LOC),
             3.00% 06/01/14**#......................         3,260
  12,415    Columbia County, Georgia, Residential
             Care Facilities for the Elderly
             Authority, Revenue, (Augusta
             Residential Center on Aging Project)
             Series 1994, (SunTrust Bank LOC),
             3.10% 01/01/21**#......................        12,415
   2,250    Columbus, Georgia, Housing Authority,
             Multi-Family Housing Revenue Refunding,
             (Quail Ridge Project) Series 1988,
             (Columbus Bank & Trust LOC),
             3.38% 02/01/05**#......................         2,250
   3,330    Columbus, Georgia, Industrial and Port
             Development Commission, Revenue
             Refunding, (Parisian, Inc. Project)
             Series 1995, (Columbus Bank & Trust
             LOC),
             3.40% 04/01/07**#......................         3,330
   7,600    Dade County, Georgia, Industrial
             Development Authority, Industrial
             Revenue, (Bull Moose Tube Company
             Project) Series 1997, AMT, (Bank of
             Nova Scotia LOC),
             3.00% 12/01/12**#......................         7,600
   4,280    De Kalb County, Georgia, Development
             Authority, Industrial Educational
             Revenue, (Catholic School Properties,
             Inc. Project) Series 1999, (Wachovia
             Bank, N.A.),
             3.05% 04/01/24**.......................         4,280
   7,430    De Kalb County, Georgia, Development
             Authority, Revenue, (American Cancer
             Society, Inc.) Series 1988, (SunTrust
             Bank LOC),
             3.10% 05/01/13**#......................         7,430
   3,460    De Kalb County, Georgia, Hospital
             Authority, Revenue Anticipation
             Certificates, (De Kalb Medical Center,
             Inc. Project) Series 1994, (SunTrust
             Bank LOC),
             3.10% 09/01/09**#......................         3,460
   2,800    De Kalb County, Georgia, Housing
             Authority, Multi-Family Housing Revenue
             Refunding, (Camden Brook Project)
             Series 1995, (FNMA Collateral
             Agreement),
             3.05% 06/15/25**.......................         2,800

PRINCIPAL
 AMOUNT                                                   VALUE
  (000)                                                   (000)
------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $14,935    De Kalb County, Georgia, Housing
             Authority, Multi-Family Housing Revenue
             Refunding, (Wood Terrace Apartments
             Project) Series 1995, (FNMA Collateral
             Agreement),
             3.00% 12/15/15**.......................    $   14,935
   5,430    De Kalb County, Georgia, Housing
             Authority, Multi-Family Housing
             Revenue, (Haystack Apartments Project)
             Series 1995, AMT, (General Electric
             Capital Corporation LOC),
             3.20% 12/01/20**#......................         5,430
   6,875    De Kalb County, Georgia, Housing
             Authority, Multi-Family Housing
             Revenue, (Stone Mill Run Apartments
             Project) Series 1995A, AMT, (First
             Tennessee Bank, N.A. LOC),
             3.20% 08/01/27**.......................         6,875
   5,400    De Kalb County, Georgia, Industrial
             Development Authority, IDR, (A.G.
             Rhodes Home Inc. Project) Series 1996,
             (SunTrust Bank LOC),
             3.10% 03/01/21**#......................         5,400
   5,250    De Kalb County, Georgia, Industrial
             Development Authority, IDR, (Radiation
             Sterilizers Inc. Project) Series 1985,
             (Comerica Bank LOC),
             3.00% 03/01/05**#......................         5,250
   5,000    Floyd County, Georgia, Development
             Authority, University and College
             Improvement, Revenue, (Berry College,
             Inc. Project) Series 1999, (Sun Trust
             Bank LOC),
             3.10% 03/01/24**.......................         5,000
   5,300    Fulco, Georgia, Hospital Authority,
             Revenue Anticipation Certificates,
             (Piedmont Hospital Project) Series
             1992, (SunTrust Bank LOC),
             3.10% 02/01/07**#......................         5,300
   4,500    Fulton County, Georgia, Development
             Authority, Revenue, (Alfred/Adele Davis
             Academy Project) Series 1998, (SunTrust
             Bank LOC),
             3.10% 10/01/18**#......................         4,500
  12,500    Fulton County, Georgia, Development
             Authority, Revenue, (Robert W. Woodruff
             Arts Center Project) Series 1993,
             (Wachovia Bank of Georgia LOC),
             3.15% 08/01/18**#......................        12,500
   3,000    Fulton County, Georgia, Development
             Authority, Revenue, (Spelman College
             Project) Series 1996, (SunTrust Bank
             LOC),
             3.10% 06/01/16**.......................         3,000
   2,400    Greene County, Georgia, Industrial
             Development Authority, IDR,
             (Chipman-Union, Inc. Project) Series
             1995A, AMT, (SunTrust Bank LOC),
             3.20% 03/01/05**#......................         2,400

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
   STATEMENT OF NET ASSETS  (CONTINUED)                        MARCH 31, 1999

PRINCIPAL
 AMOUNT                                                   VALUE
  (000)                                                   (000)
------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- (CONTINUED)
            GEORGIA -- (CONTINUED)
 $ 7,500    Gwinnett County, Georgia, Industrial
             Development Authority, IDR, (United
             Stationers Company Project) Series
             1990, (PNC Bank of Ohio, N.A. LOC),
             3.15% 12/31/02**#......................    $    7,500
   5,800    Gwinnett County, Georgia, Industrial
             Development Authority, IDR, (Volvo of
             America Corporation Project) Series
             1986, AMT, (Union Bank of Switzerland
             LOC),
             3.20% 08/01/06**.......................         5,800
   3,000    Henry County, Georgia, Development
             Authority, Revenue Refunding,
             (Georgia-Pacific Corporation Project)
             Series 1993, (SunTrust Bank LOC),
             3.10% 05/01/04**#......................         3,000
  35,000    Municipal Electric Authority, Georgia,
             Subordinated Revenue, (Georgia MEAG
             Project Number One) Series 1994E,
             (ABN-AMRO Bank N.V. LOC),
             2.85% 01/01/26**.......................        35,000
   1,000    Newton County, Georgia, Industrial
             Development Authority, IDR, (H.B.
             Fuller Company Project) Series 1984,
             (Commerzbank A.G. LOC),
             3.15% 12/01/04**.......................         1,000
   9,400    Putnam County, Georgia, Development
             Authority, PCR, (Georgia Power Company
             Plant Project) Series 1997-2,
             3.10% 09/01/29**.......................         9,400
   7,900    Smyrna, Georgia, Housing Authority,
             Multi-Family Housing Revenue, (Gardens
             of Post Village Apartment Project)
             Series 1996, (FNMA Collateral
             Agreement),
             3.00% 06/01/25**#......................         7,900
  16,300    Smyrna, Georgia, Housing Authority,
             Multi-Family Housing Revenue, (Post
             Apartment Homes-Post Valley, LP
             Project) Series 1995, (FNMA Collateral
             Agreement),
             3.00% 06/01/25**.......................        16,300
   4,000    Tallapoosa, Georgia, Development
             Authority, IDR Refunding, (U.S. Can
             Company Project) Series 1994, (Harris
             Trust & Savings Bank LOC),
             2.95% 02/01/15**#......................         4,000
   5,000    Thomaston-Upson County, Georgia, IDR,
             Refunding, (Quad Graphic - Thomaston,
             Inc. Project) Series 1990, (First Union
             National Bank LOC),
             3.10% 04/01/00**#......................         5,000
   5,550    Worth County, Georgia, Industrial
             Development Authority, Revenue
             Refunding, (Seabrook Enterprises Inc.
             Project) Series 1996A, (SunTrust Bank
             LOC),
             3.10% 08/01/23**#......................         5,550
                                                        ----------
                                                           301,765
                                                        ----------

PRINCIPAL
 AMOUNT                                                   VALUE
  (000)                                                   (000)
------------------------------------------------------------------
            HAWAII -- 0.3%
 $ 8,500    Hawaii State, Housing Finance and
             Development Corporation, Rental Housing
             System Revenue Bonds, Series 1989A,
             (Banque Nationale de Paris LOC),
             3.13% 07/01/24**.......................    $    8,500
                                                        ----------
            IDAHO -- 0.8%
  22,275    Idaho, Housing and Finance Association,
             Series 1998PT-173, AMT,
             3.12% 07/01/29**#......................        22,275
                                                        ----------
            ILLINOIS -- 16.5%
   2,600    Chicago, Illinois, Airport Special
             Facilities Revenue, (Centerpoint O'Hare
             Project) Series 1997, (First National
             Bank Chicago LOC),
             3.05% 09/01/32**#......................         2,600
   5,855    Chicago, Illinois, IDR, (Eli's Chicago's
             Finest Inc. Project) Series 1996, AMT,
             (U.S. Bank, N.A. LOC),
             3.25% 11/01/26**#......................         5,855
   1,300    Chicago, Illinois, O'Hare International
             Airport Authority, Industrial Revenue,
             (American Airlines, Inc. Project)
             Series 1983D, (Royal Bank of Canada
             LOC),
             3.10% 12/01/17**.......................         1,300
   3,100    Chicago, Illinois, O'Hare International
             Airport Revenue, (American Airlines,
             Inc. Project) Series 1983A, (Credit
             Suisse First Boston LOC),
             3.10% 12/01/17**.......................         3,100
  13,400    Chicago, Illinois, O'Hare International
             Airport Revenue, (General Airport
             Project) Second Lien, Series 1984A,
             (Societe Generale LOC),
             3.05% 01/01/15**.......................        13,400
   6,170    Chicago, Illinois, O'Hare International
             Airport Revenue, (General Airport
             Project) Second Lien, Series 1984B,
             (Societe Generale LOC),
             3.05% 01/01/15**.......................         6,170
   7,200    Chicago, Illinois, O'Hare International
             Airport Revenue, (General Airport
             Project) Second Lien, Series 1994C,
             (Societe Generale LOC),
             3.00% 01/01/18**.......................         7,200
   1,800    Illinois State, Development Finance
             Authority, Economic Development
             Revenue, (Addison 450 LP Project)
             Series 1989, AMT, (American National
             Bank & Trust Company LOC),
             3.10% 12/01/09**.......................         1,800
   9,000    Illinois State, Development Finance
             Authority, Economic Development
             Revenue, (Roosevelt University Project)
             Series 1995, (American National Bank &
             Trust Company LOC),
             3.00% 04/01/25**.......................         9,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
   STATEMENT OF NET ASSETS  (CONTINUED)                        MARCH 31, 1999

PRINCIPAL
 AMOUNT                                                   VALUE
  (000)                                                   (000)
------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- (CONTINUED)
            ILLINOIS -- (CONTINUED)
 $ 4,320    Illinois State, Development Finance
             Authority, Revenue, (Chicago Academy of
             Sciences Project) Series 1997,
             (American National Bank & Trust LOC),
             3.00% 01/01/31**.......................    $    4,320
     700    Illinois State, Educational Facilities
             Authority, Revenue, (Chicago Historical
             Society Project) Series 1985, (American
             National Bank & Trust Company LOC),
             2.95% 12/01/25**#......................           700
   1,200    Illinois State, Health Facilities
             Authority, Revenue, (Central Health and
             Northwest Community Hospital Project)
             Series 1985B, (Harris Trust & Savings
             Bank LOC),
             3.15% 10/01/15**#......................         1,200
   5,300    Illinois State, Health Facilities
             Authority, Revenue, (Childrens Memorial
             Hospital Project) Series 1985B, (First
             National Bank Chicago LOC),
             2.95% 11/01/15**.......................         5,300
   7,000    Illinois State, Health Facilities
             Authority, Revenue, (Evanston Hospital
             Corporation Project) Series 1985B,
             3.55% 08/16/99**#......................         7,000
  45,400    Illinois State, Housing Development
             Authority, Housing Revenue, (Illinois
             Center Apartments Project) Series 1985,
             (Met Life Guarantee),
             3.20% 01/01/08**#......................        45,400
   2,315    Illinois, Development Finance Authority,
             IDR Refunding, (St. Xavier University
             Project) Series 1992, (American
             National Bank & Trust LOC),
             3.00% 10/01/12**.......................         2,315
   3,830    Illinois, Development Finance Authority,
             IDR, (Randolph Pickle Corporation
             Project) Series 1992, AMT, (American
             National Bank & Trust Company LOC),
             3.20% 06/01/12**.......................         3,830
  28,000    Illinois, Development Finance Authority,
             PCR Refunding, (Commonwealth Edison
             Company Project) Series 1994B,
             (ABN-AMRO Bank N.V. LOC),
             2.90% 10/15/14**#......................        28,000
   9,100    Illinois, Development Finance Authority,
             PCR Refunding, (Commonwealth Edison
             Company Project) Series 1994C,
             (ABN-AMRO Bank N.V. LOC),
             3.05% 03/01/09**.......................         9,100
  26,100    Illinois, Development Finance Authority,
             Revenue, (Chicago Symphony
             Orchestra-Orchestral Association
             Project) Series 1994, (Northern Trust
             Company LOC),
             2.95% 12/01/28**.......................        26,100
  30,300    Illinois, Development Finance Authority,
             Revenue, (Lyric Opera of Chicago
             Project) Series 1994, (Northern Trust
             Company LOC, NBD Bank LOC, Harris Trust
             & Savings Bank LOC, Caisse Nationale de
             Credit Agricole LOC),
             2.90% 12/01/28**.......................        30,300

PRINCIPAL
 AMOUNT                                                   VALUE
  (000)                                                   (000)
------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 5,000    Illinois, Development Finance Authority,
             Revenue, (Presbyterian Home Lake Forest
             Project) Series 1996A, (La Salle
             National Bank LOC),
             3.00% 10/01/31**.......................    $    5,000
   8,900    Illinois, Educational Facilities
             Authority, Revenue, (Arts Club of
             Chicago Project) Series 1996, (Northern
             Trust Company LOC),
             2.95% 01/01/26**.......................         8,900
   4,000    Illinois, Educational Facilities
             Authority, Revenue, (DePaul University
             Project) Series 1992CP-1, (Northern
             Trust LOC),
             2.95% 04/01/26**.......................         4,000
  29,000    Illinois, Educational Facilities
             Authority, Revenue, (Field Museum of
             Natural History Project) Series 1998,
             (Northern Trust Company LOC),
             2.95% 11/01/32**.......................        29,000
  14,500    Illinois, Educational Facilities
             Authority, Revenue, (Illinois Institute
             of Technology) Series 1990A, (Northern
             Trust LOC, Harris Trust & Savings Bank
             LOC, NBD Bank N.A. LOC),
             3.00% 09/01/14**.......................        14,500
   6,000    Illinois, Educational Facilities
             Authority, Revenue, (Museum of Science
             and Industry Project) Series 1992,
             (First National Bank of Chicago LOC),
             2.95% 10/01/26**.......................         6,000
  11,090    Illinois, Educational Facilities
             Authority, Revenue, (University Pooled
             Financing Program) Series 1985, (FGIC
             Insured, First National Bank of Chicago
             SBPA),
             2.95% 12/01/05**#......................        11,090
  11,000    Illinois, Health Facilities Authority,
             Revenue, (Evanston Hospital Corporation
             Project) Series 1996,
             3.70% 07/15/99**#......................        11,000
   5,000    Illinois, Health Facilities Authority,
             Revenue, (Gottlieb Health Resources,
             Inc. Project) Series 1994, (Harris
             Trust & Savings Bank LOC),
             2.95% 11/15/24**.......................         5,000
   8,000    Illinois, Health Facilities Authority,
             Revenue, (Revolving Fund Pooled
             Project) Series 1985C, (First National
             Bank of Chicago LOC),
             2.95% 08/01/15**.......................         8,000
  10,050    Illinois, Health Facilities Authority,
             Revenue, (Sacramento Development
             Association - Park Plaza Center
             Project) Series 1996, (La Salle
             National Bank LOC),
             2.95% 09/15/20**.......................        10,050
   7,100    Illinois, Health Facilities Authority,
             Revenue, (The Streeterville Corporation
             Project) Series 1994, (First National
             Bank of Chicago LOC),
             2.95% 08/15/24**.......................         7,100

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
   STATEMENT OF NET ASSETS  (CONTINUED)                        MARCH 31, 1999

PRINCIPAL
 AMOUNT                                                   VALUE
  (000)                                                   (000)
------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- (CONTINUED)
            ILLINOIS -- (CONTINUED)
 $ 7,000    Jackson-Union County, Illinois, Regional
             District, Port Facilities Revenue
             Refunding, (Enron Transportation
             Services Project) Series 1994, (First
             Union National Bank LOC),
             3.13% 04/01/24**#......................    $    7,000
  13,700    Kane County, Illinois, Educational
             Facilities Revenue, (Glenwood School
             for Boys Project) Series 1993, (Harris
             Trust & Savings Bank LOC),
             2.95% 02/01/28**.......................        13,700
  15,000    Lisle, Illinois, Multi-Family Housing
             Revenue, (Ashley of Lisle Project)
             Series 1987, (La Salle National Bank
             LOC),
             3.10% 12/15/25**.......................        15,000
   8,000    Lombard, Illinois, Multi-Family Housing
             Revenue, (Clover Creek Apartments
             Project) Series 1985, (Continental
             Casualty Surety Bond),
             3.55% 12/15/99**.......................         8,000
  44,535    Metropolitan Pier and Exposition
             Authority, Illinois, Dedicated Special
             Tax Revenue, (McCormick Place Project)
             Series 1998PT-1030, (AMBAC Insured,
             Merrill Lynch SBPA),
             3.07% 06/15/27**#......................        44,535
   9,200    Orland Park, Illinois, IDR, (Panduit
             Corporation Project) Series 1996, AMT,
             (Wachovia Bank of Georgia LOC),
             3.05% 04/01/31**#......................         9,200
   3,700    Palos Hills, Illinois, Multi-Family
             Housing Revenue, (Green Oaks Project)
             Series 1998, AMT, (La Salle National
             Bank LOC),
             3.09% 08/01/29**#......................         3,700
   7,000    Quincy, Illinois, Revenue, (Quincy
             University Project) Series 1997,
             (Allied Irish Bank, PLC LOC),
             3.10% 06/01/21**.......................         7,000
   7,195    Richton Park, Illinois, IDR, (Sinter
             Metals Inc. Project) Series 1996, AMT,
             (Mellon Bank, N.A. LOC),
             3.20% 04/01/16**#......................         7,195
   7,600    Sauget, Illinois, GO, Series 1997,
             (Credit Communal de Belgique LOC),
             2.95% 02/01/16**.......................         7,600
   1,400    Southwestern Illinois, Development
             Authority, IDR, (Robinson Steel
             Company, Inc. Project) Series 1991,
             AMT, (American National Bank & Trust
             LOC),
             3.10% 12/01/06**.......................         1,400
   5,000    Woodford County, Illinois, Industrial
             Development Authority, IDR, (Parsons
             Company, Inc. Project) Series 1998,
             AMT, (Bank One Illinois, N.A. LOC),
             3.20% 03/01/13**#......................         5,000
                                                        ----------
                                                           462,960
                                                        ----------

PRINCIPAL
 AMOUNT                                                   VALUE
  (000)                                                   (000)
------------------------------------------------------------------
            INDIANA -- 2.6%
 $   505    Evansville, Indiana, IDR Refunding,
             (Keebler Company Project) Series 1993,
             (Bank of Nova Scotia LOC),
             3.10% 06/01/04**.......................    $      505
   5,000    Fort Wayne, Indiana, Economic
             Development Revenue Refunding,
             (Georgetown Place Venture Project)
             Series 1987, (Federal Home Loan Bank
             LOC),
             3.00% 12/01/15**#......................         5,000
   3,495    Hendricks County, Indiana, Redevelopment
             Commission, Tax Increment Revenue,
             (Heartlands Crossing Project) Series
             1997A, (Bank One Indiana, N.A. LOC),
             3.10% 01/01/22**#......................         3,495
  14,900    Indiana State, Development Finance
             Authority, Economic Development
             Educational Facilities Revenue,
             (Indiana Historical Society Project)
             Series 1997, (NBD Bank LOC),
             2.95% 08/01/31**#......................        14,900
   1,300    Indiana State, Development Finance
             Authority, Economic Development
             Revenue, (Fischer Enterprises, Ltd.
             Project) Series 1991, (PNC Bank, N.A.
             LOC),
             3.25% 11/01/01**#......................         1,300
   2,000    Indiana State, Development Finance
             Authority, Economic Development
             Revenue, (Walker-Williams Lumber
             Project) Series 1994, AMT, (Columbus
             Bank & Trust LOC),
             3.40% 01/01/09**#......................         2,000
   3,000    Indiana State, Development Finance
             Authority, Exempt Facilities Revenue,
             (Mid-America Energy Resources, Inc.
             Project) Series 1995, AMT, (ABN-AMRO
             Bank N.V. LOC),
             3.10% 09/01/30**.......................         3,000
   9,700    Indiana State, Development Finance
             Authority, IDR, (Indiana University
             Foundation Project) Series 1998,
             (National City Bank LOC),
             3.10% 08/01/18**#......................         9,700
   1,050    Indiana State, Health Facilities
             Financing Authority, Capital Access
             Designated Pool Revenue, Series 1997,
             (Comerica Bank LOC),
             2.95% 01/01/12**.......................         1,050
   8,500    Indiana State, Hospital Equipment
             Financing Authority, Revenue, Series
             1985A, (MBIA Insured, NBD Bank SBPA),
             2.95% 12/01/15**#......................         8,500
   4,900    Indianapolis, Indiana, Economic
             Development Revenue, (Edgcomb Metals
             Company Project) Series 1983, (Banque
             Nationale de Paris LOC),
             2.95% 12/01/08**.......................         4,900
   3,000    Indianapolis, Indiana, Multi-Family
             Housing Revenue, (El-Beulah Retirement
             Village Project) Series 1996, (NBD
             Bank, N.A. LOC),
             3.10% 03/01/21**#......................         3,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
   STATEMENT OF NET ASSETS  (CONTINUED)                        MARCH 31, 1999

PRINCIPAL
 AMOUNT                                                   VALUE
  (000)                                                   (000)
------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- (CONTINUED)
            INDIANA -- (CONTINUED)
 $ 2,900    Rockport, Indiana, PCR, (Indiana and
             Michigan Electric Company Project)
             Series 1985A, (Union Bank of
             Switzerland LOC),
             3.05% 08/01/14**#......................    $    2,900
   5,380    St. Joseph County, Indiana, Economic
             Development Revenue, (Brothers of the
             Holy Cross Project) Series 1997, (Key
             Bank N.A. LOC),
             3.00% 09/01/17**#......................         5,380
   6,600    Terre Haute, Indiana, Economic
             Development Revenue, (First Financial
             Corporation Project) Series 1985,
             (First National Bank of Chicago LOC),
             2.95% 12/01/15**.......................         6,600
                                                        ----------
                                                            72,230
                                                        ----------
            IOWA -- 0.3%
   5,000    Davenport, Iowa, Community School
             District, Anticipation Warrants, State
             Aid Withholding GO, Series 1998,
             3.95% 07/01/99.........................         5,002
   2,000    Iowa State, Finance Authority, IDR,
             (Sauer-Sundstrand Company Project)
             Series 1996, AMT, (Hypo Vereinsbank
             LOC),
             3.00% 05/01/26**#......................         2,000
                                                        ----------
                                                             7,002
                                                        ----------
            KANSAS -- 1.8%
   9,600    Kansas State, Development Finance
             Authority, Exempt Facilities Revenue,
             (Seaboard Project) Series 1995A, AMT,
             (Bank of New York LOC),
             3.20% 12/01/25**#......................         9,600
   1,900    Kansas, Industrial Development Finance
             Authority, Revenue, (PQ Corporation
             Project) Series 1988, (Bank of New York
             LOC),
             3.15% 08/01/15**.......................         1,900
   5,524    Manhattan, Kansas, Temporary Notes, GO,
             Series 1998B-20,
             3.50% 06/15/99.........................         5,527
  32,350    Olathe, Kansas, Educational Facilities
             Revenue, (Kansas Independent College
             Association Project) Series 1989A, (Key
             Bank, N.A. LOC),
             2.95% 07/01/24**.......................        32,350
                                                        ----------
                                                            49,377
                                                        ----------
            KENTUCKY -- 2.0%
  11,015    Georgetown, Kentucky, Educational
             Institution Improvement Revenue,
             (Georgetown College Project) Series
             1997B, (Bank One Kentucky N.A. LOC),
             3.10% 12/01/17**#......................        11,015
   1,300    Hopkinsville, Kentucky, Industrial
             Building Revenue, (Brazeway, Inc.
             Project) Series 1994, AMT, (NBD
             Michigan LOC),
             3.20% 06/01/04**#......................         1,300

PRINCIPAL
 AMOUNT                                                   VALUE
  (000)                                                   (000)
------------------------------------------------------------------
            KENTUCKY -- (CONTINUED)
 $ 3,500    Lebanon, Kentucky, IDR, (Wallace
             Computer Services, Inc. Project) Series
             1994, AMT, (Wachovia Bank of Georgia
             LOC),
             3.05% 06/01/19**#......................    $    3,500
   5,600    Lexington-Fayette County, Kentucky,
             Urban County Airport Corporation,
             Revenue, (First Mortgage Project)
             Series 1994A, AMT, (Credit Local de
             France LOC),
             3.20% 04/01/24**.......................         5,600
   2,900    Lexington-Fayette County, Kentucky,
             Urban County Airport Corporation,
             Revenue, (First Mortgage Project)
             Series 1994B, AMT, (Credit Local de
             France LOC),
             3.20% 04/01/24**.......................         2,900
   4,880    Louisville and Jefferson County,
             Kentucky, Convention Center GO, Series
             1996PT-69, (FSA Insured, Merrill Lynch
             SBPA),
             3.07% 07/01/24**#......................         4,880
   6,250    Louisville and Jefferson County,
             Kentucky, Regional Airport Authority,
             Airport Systems Revenue, BAN, Series
             1997AA-1, AMT, (National City Bank
             Kentucky LOC),
             3.20% 06/30/02**.......................         6,250
   5,600    Mason County, Kentucky, PCR, (East
             Kentucky Power National Rural
             Cooperative Project) Series 1984B-1,
             (CFC Insured),
             3.05% 10/15/14**.......................         5,600
   8,750    Mason County, Kentucky, PCR, (East
             Kentucky Power National Rural
             Cooperative Project) Series 1984B-2,
             (CFC Insured),
             3.05% 10/15/14**.......................         8,750
   6,000    Middletown, Kentucky, Revenue,
             (Christian Academy Louisville Project)
             Series 1997, (Bank One of Kentucky,
             N.A. LOC),
             3.10% 07/01/22**#......................         6,000
                                                        ----------
                                                            55,795
                                                        ----------
            LOUISIANA -- 3.5%
   6,550    Caddo Parish, Louisiana, Industrial
             Development Board, Revenue, (Frymaster
             Corporation Project) Series 1987,
             (Chase Manhattan Bank LOC),
             3.00% 01/01/03**.......................         6,550
  23,300    Jefferson Parish, Louisiana, Hospital
             Service District Number 001, Revenue
             Refunding, (West Jefferson Medical
             Center Project) Series 1996, (Rabobank
             Nederland LOC),
             3.00% 01/01/26**.......................        23,300
  21,225    Louisiana Public Facilities Authority,
             PCR, (Ciba-Geigy Corporation Project)
             Series 1985, (Union Bank of Switzerland
             LOC),
             3.00% 12/01/03**.......................        21,225

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
   STATEMENT OF NET ASSETS  (CONTINUED)                        MARCH 31, 1999

PRINCIPAL
 AMOUNT                                                   VALUE
  (000)                                                   (000)
------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- (CONTINUED)
            LOUISIANA -- (CONTINUED)
 $ 1,000    Louisiana State, Offshore Terminal
             Authority, Revenue Refunding, (Loop,
             Inc. Project) Series 1992A, (UBS AG
             LOC),
             3.15% 09/01/08**.......................    $    1,000
  25,000    Louisiana State, Public Facilities
             Authority, Hospital Revenue, (Willis-
             Knighton Medical Center Project) Series
             1997, (AMBAC Insured, Credit Local de
             France SBPA),
             3.10% 09/01/27**.......................        25,000
   9,000    South Louisiana, Port Commission,
             Facilities Port Revenue, (Holnam, Inc.
             Project) Series 1997, AMT, (ABN-AMRO
             Bank N.V. LOC),
             3.10% 01/01/27**#......................         9,000
   5,800    St. Charles Parish, Louisiana, PCR
             Refunding, (Shell Oil Company Project)
             Series 1995,
             3.10% 10/01/25**.......................         5,800
   5,200    Upper Pontalba, Louisiana, Building
             Restoration Corporation, Revenue
             Refunding, (Upper Pontalba Building
             Project) Series 1996, (Bank One
             Louisiana LOC),
             3.10% 12/01/16**.......................         5,200
                                                        ----------
                                                            97,075
                                                        ----------
            MARYLAND -- 3.0%
  70,700    Baltimore, Maryland, Industrial
             Development Authority, IDR, (Baltimore
             Capital Acquisition Project) Series
             1986, (Bayerische Landesbank LOC),
             2.95% 08/01/16**.......................        70,701
   3,300    Baltimore, Maryland, Port Facilities
             Revenue, (Occidental Petroleum
             Corporation Project) Series 1981,
             (Wachovia Bank LOC),
             3.00% 10/14/11**.......................         3,300
   6,900    Maryland State, Industrial Development
             Finance Authority, Economic Development
             Revenue, (General Binding Corporation
             Project) Series 1996, AMT, (Harris
             Trust & Savings Bank LOC),
             3.05% 03/01/26**#......................         6,900
   2,300    Maryland State, Industrial Development
             Finance Authority, Revenue, (Rock-
             Tennessee Converting Company Project)
             Series 1994, AMT, (SunTrust Bank LOC),
             3.20% 05/01/06**#......................         2,300
                                                        ----------
                                                            83,201
                                                        ----------
            MASSACHUSETTS -- 0.1%
   4,000    Massachusetts State, Industrial Finance
             Authority, IDR, (Sundstrand Corporation
             Project) Series 1992, AMT, (Union Bank
             of Switzerland LOC),
             3.10% 05/01/32**.......................         4,000
                                                        ----------

PRINCIPAL
 AMOUNT                                                   VALUE
  (000)                                                   (000)
------------------------------------------------------------------
            MICHIGAN -- 1.4%
 $ 7,500    Grand Rapids, Michigan, Economic
             Development Corporation, IDR Refunding,
             (Baker, Knapp and Tubbs, Inc. Project)
             Series 1992, (Wachovia Bank & Trust
             LOC),
             3.05% 06/01/12**#......................    $    7,500
  14,800    Green Lake Township, Michigan, Economic
             Development Corporation, Revenue,
             (Interlochen Center for the Arts
             Project) Series 1997, (La Salle
             National Bank LOC),
             2.95% 06/01/27**#......................        14,800
   3,055    Jackson County, Michigan, Economic
             Development Corporation, IDR Refunding,
             (Jackson Associates, LLC Project)
             Series 1994, (Bank One of Dayton, N.A.
             LOC),
             3.10% 10/01/14**#......................         3,055
   7,800    Michigan State, Hospital Finance
             Authority, Revenue, (St. Mary's of
             Livonia Hospital Project) Series 1996A,
             (Comerica Bank LOC),
             3.00% 07/01/17**.......................         7,800
   1,000    Michigan State, Job Development
             Authority, Revenue, (Gordon Food
             Service Inc. Project) Series 1985,
             (Rabobank Nederland LOC),
             3.00% 08/01/15**.......................         1,000
     900    University of Michigan, Board of
             Regents, Revenue, (University of
             Michigan Hospitals Project) Series
             1995A,
             3.15% 12/01/27**.......................           900
   1,800    University of Michigan, Hospital Revenue
             Refunding, (University of Michigan
             Hospitals Project) Series 1992A,
             3.15% 12/01/19**.......................         1,800
   1,425    University of Michigan, Hospital
             Revenue, (Medical Service Plans
             Project) Series 1995A,
             3.15% 12/01/27**.......................         1,425
   1,000    University of Michigan, Hospital
             Revenue, (Medical Service Plans
             Project) Series 1998A-1,
             3.15% 12/01/21**.......................         1,000
                                                        ----------
                                                            39,280
                                                        ----------
            MINNESOTA -- 0.4%
   5,780    Minneapolis, Minnesota, Community
             Development Agency, Revenue, (Arena
             Acquisition Project) Series 1995A,
             (U.S. Bank N.A. LOC),
             3.05% 10/01/24**.......................         5,780
   6,160    Minneapolis, Minnesota, Housing
             Development Revenue Refunding,
             (Symphony Place Project) Series 1988,
             (American National Bank & Trust LOC),
             3.00% 12/01/14**.......................         6,160
                                                        ----------
                                                            11,940
                                                        ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
   STATEMENT OF NET ASSETS  (CONTINUED)                        MARCH 31, 1999

PRINCIPAL
 AMOUNT                                                   VALUE
  (000)                                                   (000)
------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- (CONTINUED)
            MISSISSIPPI -- 2.0%
 $39,180    Mississippi State, GO, Putters 103,
             Series 1998B, (FGIC Insured, Bank of
             New York SBPA),
             3.10% 11/01/11**#......................    $   39,180
   2,100    Mississippi, Business Finance
             Corporation, (Trilogy Communications
             Project) Series 1995, AMT, (First Union
             National Bank LOC),
             3.30% 06/01/05**#......................         2,100
   2,200    Mississippi, Business Finance
             Corporation, IDR, (Choctaw Maid Farms,
             Inc. Project) Series 1995, AMT,
             (Rabobank Nederland LOC),
             3.20% 03/01/10**#......................         2,200
  11,300    Perry County, Mississippi, PCR
             Refunding, (Leaf River Forest Products
             Project) Series 1989, (Morgan Guaranty
             Trust LOC),
             3.10% 10/01/12**#......................        11,300
                                                        ----------
                                                            54,780
                                                        ----------
            MISSOURI -- 6.0%
   5,000    Berkeley, Missouri, Industrial
             Development Authority, IDR, (Flight
             Safety International, Inc. Project)
             Series 1984, (Wachovia Bank LOC),
             3.05% 09/01/04**#......................         5,000
   5,000    Berkeley, Missouri, Industrial
             Development Authority, Revenue
             Refunding, (Wetterau, Inc. Project)
             Series 1987, (PNC Bank, N.A. LOC),
             3.05% 07/01/08**#......................         5,000
   4,100    Columbia, Missouri, Special Obligation
             Revenue, Series 1988A, (Toronto
             Dominion Bank LOC),
             2.95% 06/01/08**.......................         4,100
  10,800    Columbia, Missouri, Water and Electric
             Systems Revenue, Series 1985B, (Toronto
             Dominion Bank LOC),
             2.95% 12/01/15**.......................        10,800
  18,400    Kansas City, Missouri, Industrial
             Development Authority, Multi-Family
             Housing Revenue, (Timberlane Village
             Associates Project) Series 1986, (UBS
             Corporation LOC),
             3.11% 06/01/27**.......................        18,400
  20,845    Missouri State, Environmental
             Improvement and Energy Resources
             Authority, PCR, (Union Electric Company
             Project) Series 1985B, (Westdeutsche
             Landesbank LOC),
             3.00% 05/13/99**.......................        20,845
  12,000    Missouri State, Environmental
             Improvement and Energy Resources
             Authority, PCR, (Union Electric Company
             Project) Series 1985B, (Westdeutsche
             Landesbank LOC),
             3.00% 05/20/99**.......................        12,000
  11,590    Missouri State, Health and Educational
             Facilities Authority, Health Facilities
             Revenue, (Barnes Hospital Project)
             Series 1985, (Morgan Guaranty Trust
             LOC),
             3.00% 12/01/15**.......................        11,590

PRINCIPAL
 AMOUNT                                                   VALUE
  (000)                                                   (000)
------------------------------------------------------------------
            MISSOURI -- (CONTINUED)
 $15,400    Missouri State, Health and Educational
             Facilities Authority, Health Facilities
             Revenue, (Sisters of Mercy Health Care
             System Project) Series 1989B, (ABN-
             AMRO Bank SBPA),
             3.00% 06/01/19**.......................    $   15,400
   6,100    Missouri State, Health and Educational
             Facilities Authority, Health Facilities
             Revenue, (Sisters of Mercy Health Care
             System Project) Series 1989D, (ABN-
             AMRO Bank SBPA),
             3.00% 06/01/19**.......................         6,100
   7,400    Missouri State, Health and Educational
             Facilities Authority, Revenue,
             (Rockhurst College Project) Series
             1995, (Allied Irish Bank PLC Group
             LOC),
             3.20% 11/01/25**.......................         7,400
   5,000    Missouri State, Health and Educational
             Facilities Authority, Revenue, School
             District Advanced Funding Program,
             (Joplin R-VII School District Project)
             Series 1998E,
             4.25% 09/13/99.........................         5,013
   4,700    Missouri State, Health and Educational
             Facilities Authority, School District
             Advanced Funding Program, Revenue, (St.
             Charles R-VI School District Project)
             Series 1998J,
             4.25% 09/13/99.........................         4,712
   2,700    Missouri State, Health and Educational
             Facilities Authority, University and
             College Improvements Educational
             Facilities Revenue, (St. Louis
             University Project) Series 1985, (FGIC
             Insured, Morgan Guaranty Trust SBPA),
             3.15% 12/01/05**.......................         2,700
   7,000    Missouri, Environmental Improvement and
             Energy Resources Authority, Revenue,
             (Union Electric Project) (Westdeutsche
             Landesbank Bank LOC),
             3.20% 05/06/99.........................         7,000
   9,380    Platte County, Missouri, Industrial
             Development Authority, Multi-Family
             Housing Revenue Refunding, (Wexford
             Place Project) Series 1996, (Bank One
             Texas, N.A. LOC),
             3.10% 04/01/28**#......................         9,380
   3,070    St. Charles County, Missouri, Industrial
             Development Authority, Revenue
             Refunding, (Casalon Apartments Project)
             Series 1995, (Citibank, N.A. LOC),
             3.05% 09/01/25**.......................         3,070
   8,000    St. Louis, Missouri, Industrial
             Development Authority, Revenue
             Refunding, (Wetterau, Inc. Project)
             Series 1988, (Wachovia Bank & Trust
             LOC),
             3.05% 12/01/03**#......................         8,000
   5,000    St. Louis, Missouri, Industrial
             Development Authority, Revenue
             Refunding, (Wetterau, Inc. Project)
             Series 1989, (PNC Bank, N.A. LOC),
             3.05% 05/01/09**#......................         5,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
   STATEMENT OF NET ASSETS  (CONTINUED)                        MARCH 31, 1999

PRINCIPAL
 AMOUNT                                                   VALUE
  (000)                                                   (000)
------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- (CONTINUED)
            MISSOURI -- (CONTINUED)
 $ 5,505    St. Louis, Missouri, Planned Industrial
             Expansion Authority, IDR, (Alumax Foils
             Project) Series 1992, (PNC Bank, N.A.
             LOC),
             3.15% 12/01/05**#......................    $    5,505
                                                        ----------
                                                           167,015
                                                        ----------
            MONTANA -- 0.5%
   8,500    Forsyth, Montana, PCR, (Pacificorp
             Colstrip Project) Series 1986, AMT,
             (Deutsche Bank A.G. LOC),
             3.20% 12/01/16**.......................         8,500
   1,400    Montana State, Health Facilities
             Authority, Health Care Revenue, (Pooled
             Loan Program) Series 1985A, (FGIC
             Insured, Norwest Bank SBPA),
             3.10% 12/01/15**.......................         1,400
   4,925    Montana State, Housing Board, Tender
             Option Certificates, Series 1998BT-298,
             AMT, (Bank of New York SBPA),
             3.25% 07/01/31**!!.....................         4,925
                                                        ----------
                                                            14,825
                                                        ----------
            NEBRASKA -- 0.3%
   4,500    Nebraska Help, Inc., Student Loan
             Revenue, Series 1986B, AMT, (SLMA
             Guarantee),
             3.20% 12/01/16**.......................         4,500
   4,000    York, Nebraska, IDR Refunding,
             (Sundstrand Corporation Project) Series
             1991, AMT, (Union Bank of Switzerland
             LOC),
             3.10% 08/01/17**.......................         4,000
                                                        ----------
                                                             8,500
                                                        ----------
            NEW HAMPSHIRE -- 0.3%
   7,000    Merrimack County, New Hampshire, TAN,
             GO, Series 1999,
             3.13% 12/30/99.........................         7,002
                                                        ----------
            NEW MEXICO -- 0.1%
   3,100    Albuquerque, New Mexico, Revenue
             Refunding, (Charter Hospital Inc.
             Project) Series 1992, (GTY AGMT, Chase
             Manhattan Bank LOC),
             3.00% 03/01/14**.......................         3,100
                                                        ----------
            NEW YORK -- 2.2%
   2,855    Erie County, New York, Industrial
             Development Agency, Civic Facilities
             Revenue, (DePaul Community Facilities,
             Inc. Project) Series 1996, (Key Bank of
             New York N.A. LOC),
             3.00% 11/01/16**#......................         2,855
   6,845    Monroe County, New York, Industrial
             Development Agency, Civic Facilities
             Revenue, (Hillside Childrens Center
             Project) Series 1998, (Key Bank N.A.
             LOC),
             3.00% 08/01/18**#......................         6,845

PRINCIPAL
 AMOUNT                                                   VALUE
  (000)                                                   (000)
------------------------------------------------------------------
            NEW YORK -- (CONTINUED)
 $38,990    New York State, Dormitory Authority,
             Revenue, Series 1998 PT-1066, (AMBAC
             Insured, Merrill Lynch SBPA),
             3.05% 07/01/23**#......................    $   38,990
   3,505    Niagara County, New York, Industrial
             Development Agency, Solid Waste
             Disposal Revenue Refunding, (American
             Refunding-Fuel Company Project) Series
             1994, AMT, (Wachovia Bank & Trust
             Company, N.A. LOC),
             2.85% 11/15/24**.......................         3,505
   9,300    Northport-East Northport, New York,
             Unified Free School District, State Aid
             Withholding GO, BAN, Series 1998,
             3.87% 06/04/99.........................         9,300
                                                        ----------
                                                            61,495
                                                        ----------
            NORTH CAROLINA -- 1.9%
   5,000    Cabarrus County, North Carolina,
             Industrial Facilities and Pollution
             Control Financing Authority, Revenue
             Refunding, (Philip Morris Companies,
             Inc. Project) Series 1992,
             3.20% 04/01/01**#......................         5,000
     600    Cabarrus County, North Carolina,
             Industrial Facilities and Pollution
             Control Financing Authority, Revenue
             Refunding, (Philip Morris Companies,
             Inc. Project) Series 1993,
             3.10% 01/01/00**#......................           600
   2,575    Iredell County, North Carolina,
             Industrial Facilities and Pollution
             Control Financing Authority, Revenue,
             (Sullivan Corporation Project) Series
             1996, AMT, (Bank One Milwaukee, N.A.
             LOC),
             3.20% 01/01/11**.......................         2,575
  10,000    Lenoir County, North Carolina, Hospital
             Revenue, (Lenoir Memorial Hospital
             Project) Series 1998, (Wachovia Bank of
             North Carolina LOC),
             3.00% 10/01/12**.......................        10,000
   1,325    Mecklenburg County, North Carolina,
             Industrial Facilities and Pollution
             Control Financing Authority, (Virkler
             Company Project) Series 1989, AMT,
             (First Union National Bank LOC),
             3.20% 12/01/04**#......................         1,325
   1,900    Mecklenburg County, North Carolina,
             Industrial Facilities and Pollution
             Control Financing Authority, Revenue,
             (Sterigenics International Project)
             Series 1996, AMT, (Comerica Bank of
             California LOC),
             3.20% 03/01/16**#......................         1,900
   7,700    New Hanover County, North Carolina,
             Industrial Facilities and Pollution
             Control Financing Authority, Revenue
             Refunding, (Corning, Inc. Project)
             Series 1997, (Wachovia Bank Georgia
             LOC),
             3.00% 05/01/10**.......................         7,700

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
   STATEMENT OF NET ASSETS  (CONTINUED)                        MARCH 31, 1999

PRINCIPAL
 AMOUNT                                                   VALUE
  (000)                                                   (000)
------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- (CONTINUED)
            NORTH CAROLINA -- (CONTINUED)
 $ 7,700    North Carolina State, Medical Care
             Commission, Community Health Care
             Facilities Revenue, (Carolina Village
             Inc. Project) Series 1998, (Wachovia
             Bank LOC),
             3.00% 10/01/18**.......................    $    7,700
   4,670    North Carolina, Medical Care Commission,
             Health Care Facilities Revenue,
             (Mission-Thomas - St. Joseph Medical
             Center Project) Series 1998, (Wachovia
             Bank of North Carolina LOC),
             3.00% 03/01/18**.......................         4,670
   3,900    Randolph County, North Carolina,
             Industrial Facilities and Pollution
             Contol Finance Authority Revenue,
             (Wayne Steel, Inc. Project) Series
             1995, AMT, (Bank One Akron, N.A. LOC),
             3.20% 09/01/05**#......................         3,900
   6,760    Winston-Salem, North Carolina, Risk
             Acceptance Management Corporation,
             Certificates of Participation, Series
             1988, (Wachovia Bank SBPA),
             3.05% 07/01/09**#......................         6,760
                                                        ----------
                                                            52,130
                                                        ----------
            NORTH DAKOTA -- 0.4%
     500    Grand Forks, North Dakota, Health Care
             Facilities Revenue, (The United
             Hospital Obligated Group Project)
             Series 1996A, (La Salle National Bank
             LOC),
             3.10% 12/01/25**#......................           500
  12,025    Grand Forks, North Dakota, Hospital
             Facilities Revenue, (United Hospital
             Obligated Group Project) Series 1992,
             (Lasalle National Bank LOC),
             3.10% 12/01/16**#......................        12,025
                                                        ----------
                                                            12,525
                                                        ----------
            OHIO -- 1.9%
   2,070    Defiance County, Ohio, IDR Refunding,
             (Isaac Properties Company Project)
             Series 1996A, (Key Bank, N.A. LOC),
             3.00% 07/01/00**#......................         2,070
   3,000    Lucas County, Ohio, Facilities
             Improvement Revenue, (Toledo Zoological
             Society Project) Series 1997, (Key
             Bank, N.A. LOC),
             2.95% 10/01/05**#......................         3,000
   8,000    Montgomery County, Ohio, Economic
             Development Revenue, (The Dayton Art
             Institute Project) Series 1996,
             (National City Bank LOC),
             3.00% 05/01/26**.......................         8,000
  10,000    Ohio State, Air Quality Development
             Authority, PCR, (Duquesne Light Company
             Project) Series 1993A, (Union Bank of
             Switzerland LOC),
             3.65% 10/01/27**.......................        10,000
   2,000    Ohio State, PCR, (Sohio Water - BP Amoco
             Project) Series 1995,
             3.10% 05/01/22**.......................         2,000

PRINCIPAL
 AMOUNT                                                   VALUE
  (000)                                                   (000)
------------------------------------------------------------------
            OHIO -- (CONTINUED)
 $ 7,675    Ohio State, Water Development Authority,
             Promissory Revenue, Series 1998A,
             (National City Bank LOC),
             3.10% 07/01/00**.......................    $    7,675
     995    Summit County, Ohio, IDR Refunding,
             (Keebler Company Project) Series 1993,
             (Bank of Nova Scotia LOC),
             3.10% 03/01/05**.......................           995
  20,000    Toledo-Lucas County, Ohio, Port
             Authority, Airport Development Revenue,
             (Flightsafety International, Inc.
             Project) Series 1998-1, AMT, (Berkshire
             Hathaway LOC),
             3.15% 01/01/18**#......................        20,000
                                                        ----------
                                                            53,740
                                                        ----------
            OKLAHOMA -- 0.4%
   6,000    Muskogee City and County, Oklahoma, Port
             Authority, IDR, (Metals USA, Inc.
             Project) Series 1998, AMT, (Bank One
             Texas, N.A. LOC),
             3.20% 05/01/23**#......................         6,000
   5,000    Oklahoma, Development Finance Authority,
             Revenue, (Seabrook Farms Inc. Project)
             Series 1997, AMT, (Bank of New York
             LOC),
             3.10% 03/01/27**#......................         5,000
                                                        ----------
                                                            11,000
                                                        ----------
            OREGON -- 0.9%
  15,600    Oregon State, Veteran's Welfare GO,
             Series 1985-73-G, (Morgan Guaranty
             SBPA),
             3.00% 12/01/18**.......................        15,600
   4,300    Port of Portland, Oregon, PCR, (Reynolds
             Metals Company Project) Series 1985,
             (Bank of Nova Scotia LOC),
             3.10% 12/01/09**.......................         4,300
   2,000    Port of Portland, Oregon, Special
             Obligation Revenue, (Horizon Air
             Industries, Inc. Project) Series 1997,
             (Bank of Montreal LOC),
             3.15% 06/15/27**.......................         2,000
   2,000    Washington County, Oregon, Housing
             Authority, Multi-Family Housing
             Revenue, (Cedar Mill Project) Series
             1995, AMT, (Bank of Nova Scotia LOC),
             3.05% 09/01/25**#......................         2,000
                                                        ----------
                                                            23,900
                                                        ----------
            PENNSYLVANIA -- 2.8%
   8,800    Allegheny County, Pennsylvania, IDR
             Refunding, (Duquesne Light Company
             Project) Series 1992A, (Canadian
             Imperial Bank LOC),
             2.90% 09/01/11**.......................         8,800
   5,000    Allegheny County, Pennsylvania, IDR
             Refunding, (Duquesne Power Company
             Project) Series 1992-2, (Canadian
             Imperial Bank LOC),
             2.90% 09/01/11**.......................         5,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
   STATEMENT OF NET ASSETS  (CONTINUED)                        MARCH 31, 1999

PRINCIPAL
 AMOUNT                                                   VALUE
  (000)                                                   (000)
------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- (CONTINUED)
            PENNSYLVANIA -- (CONTINUED)
 $ 8,865    Allegheny County, Pennsylvania, IDR,
             (United Jewish Federation Project)
             Series 1995B, (PNC Bank, N.A. LOC),
             3.15% 10/01/25**#......................    $    8,865
   1,000    Delaware County, Pennsylvania,
             Industrial Development Authority, PCR,
             (BP Exploration and Oil Inc. Project)
             Series 1995,
             3.10% 10/01/19**.......................         1,000
   7,700    Delaware County, Pennsylvania,
             Industrial Development Authority, PCR,
             (BP Exploration and Oil, Inc. Project)
             Series 1985,
             3.10% 12/01/09**.......................         7,700
   5,000    Montgomery County, Pennsylvania,
             Industrial Development Authority,
             Revenue, (Plymouth Woods Project)
             Series 1987, (PNC Bank, N.A. LOC),
             3.15% 09/01/06**#......................         5,000
   1,100    Pennsylvania, Economic Development
             Financing Authority, Development
             Revenue, (Pennsylvania Bar Institute
             Project) Series 1996B, AMT, (PNC Bank,
             N.A. LOC),
             3.15% 04/01/15**#......................         1,100
   5,900    Philadelphia, Pennsylvania,
             Redevelopment Authority, (The
             Presbyterian Home Project) Series 1998,
             (PNC Bank N.A. LOC),
             3.15% 07/01/28**#......................         5,900
  16,300    Philadelphia, Pennsylvania,
             Redevelopment Authority, Revenue,
             (Southwark Plaza, LP Project) Series
             1997A, (PNC Bank, N.A. LOC),
             3.15% 12/01/03**.......................        16,300
   4,500    Quakertown, Pennsylvania, General
             Authority, Revenue, (Pooled Financing
             Program) Series 1996A, (PNC Bank, N.A.
             LOC),
             3.10% 07/01/26**.......................         4,500
   4,710    Union County, Pennsylvania, Hospital
             Authority, Hospital Revenue,
             (Evangelical Community Hospital
             Project) Series 1993B, (PNC Bank LOC),
             3.05% 10/01/23**.......................         4,710
   5,000    Westmoreland County, Pennsylvania,
             Industrial Development Authority,
             Revenue, (Elizabeth Carbide Die
             Project) Series 1998A, AMT, (National
             City Bank LOC),
             3.25% 02/01/18**#......................         5,000
   4,310    Westmoreland County, Pennsylvania,
             Industrial Development Authority,
             Revenue, (Rhodin Enterprises Project)
             Series 1997, AMT, (PNC Bank, N.A. LOC),
             3.15% 04/01/17**#......................         4,310
                                                        ----------
                                                            78,185
                                                        ----------

PRINCIPAL
 AMOUNT                                                   VALUE
  (000)                                                   (000)
------------------------------------------------------------------
            RHODE ISLAND -- 0.4%
 $ 4,000    Rhode Island State, Industrial
             Facilities Corporation, IDR, (Handy and
             Harman Electronic Project) Series 1984,
             (Bank of Nova Scotia LOC),
             3.10% 04/01/04**#......................    $    4,000
   7,925    Rhode Island, Port Authority and
             Economic Development Corporation,
             Energy Facilities Revenue Refunding,
             (Newport Electric Corporation Project)
             Series 1994, (Bank of New York LOC),
             3.00% 09/01/11**.......................         7,925
                                                        ----------
                                                            11,925
                                                        ----------
            SOUTH CAROLINA -- 1.1%
   5,945    Kershaw County, South Carolina, IDR,
             (DeRoyal Textiles, Inc. Project) Series
             1994, AMT, (Third National Bank LOC),
             3.20% 12/01/07**#......................         5,945
   5,000    Newberry County, South Carolina, School
             District, GO, Series 1998, (State Aid
             Withholding),
             3.75% 04/01/99.........................         5,000
   5,660    South Carolina, Jobs Economic
             Development Authority, Health
             Facilities Revenue, (Martha Franks
             Baptist Retirement Center Project)
             Series 1995, (Wachovia Bank of South
             Carolina LOC),
             3.05% 04/01/19**#......................         5,660
   4,465    South Carolina, Jobs Economic
             Development Authority, IDR, (Kravet
             Fabrics, Inc. Project) Series 1997,
             AMT, (Bank of New York LOC),
             3.20% 03/01/12**#......................         4,465
   9,000    South Carolina, Jobs Economic
             Development Authority, Revenue,
             (Alco-Lite Industries LLC-TechnoSteel
             LLC Project) Series 1997, AMT,
             (Wachovia Bank of South Carolina LOC),
             3.15% 04/01/12**.......................         9,000
   1,950    York County, South Carolina, PCR,
             (National Rural Utilities Cooperative,
             North Carolina Electricities Project)
             Series 1984N-1, (CFC Insured),
             3.05% 09/15/14**.......................         1,950
                                                        ----------
                                                            32,020
                                                        ----------
            SOUTH DAKOTA -- 1.2%
  32,430    South Dakota State Housing Development
             Authority, Series 1998PT-168, AMT,
             (Banque Nationale de Paris SBPA),
             3.12% 05/01/27**#......................        32,430
                                                        ----------
            TENNESSEE -- 3.7%
   3,000    Chattanooga, Tennessee, Industrial
             Development Board, Industrial Revenue,
             (Seaboard Farms Inc. Project) Series
             1984, (SunTrust Bank LOC),
             3.10% 06/01/04**#......................         3,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
   STATEMENT OF NET ASSETS  (CONTINUED)                        MARCH 31, 1999

PRINCIPAL
 AMOUNT                                                   VALUE
  (000)                                                   (000)
------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- (CONTINUED)
            TENNESSEE -- (CONTINUED)
 $ 5,250    Chattanooga, Tennessee, Industrial
             Development Board, Industrial Revenue,
             (Warehouse Row Ltd. Project) Series
             1984, (Credit Suisse First Boston LOC),
             3.00% 12/15/12**.......................    $    5,250
   3,600    Chattanooga-Hamilton County, Tennessee,
             Hospital Authority, Revenue Refunding,
             (Erlanger Medical Center) Series 1987,
             (Morgan Guaranty Trust LOC),
             3.10% 10/01/17**.......................         3,600
   6,969    Cumberland County, Tennessee, Industrial
             Development Board, IDR, (Crossville
             Ceramics Company Project) Series 1989,
             (Bank One LOC),
             2.95% 01/01/00**#......................         6,969
   7,500    Knox County, Tennessee, Health and
             Educational Facilities Board,
             Educational Facilities Revenue, (Webb
             School-Knoxville Project) Series 1999,
             (SunTrust Bank Nashville LOC),
             3.10% 03/01/19**#......................         7,500
   3,575    Loudon, Tennessee, Water and Sewer
             Revenue Refunding, Series 1996,
             (Wachovia Bank LOC),
             3.05% 09/01/06**.......................         3,575
   5,155    Metropolitan Government, Nashville and
             Davidson County, Tennessee, Industrial
             Development Board, Revenue Refunding,
             (Nashville Apartment Properties
             Project) Series 1995-2, (SunTrust Bank
             Nashville LOC),
             3.10% 09/01/15**#......................         5,155
  11,700    Metropolitan Nashville, Tennessee,
             Airport Authority, Special Facilities
             Revenue, (American Airlines, Inc.
             Project) Series 1995A, (Credit Suisse
             First Boston LOC),
             3.10% 10/01/12**.......................        11,700
  15,600    Metropolitan Nashville, Tennessee,
             Airport Authority, Special Facilities
             Revenue, (American Airlines, Inc.
             Project) Series 1995B, (Bayerische
             Landesbank LOC),
             3.10% 10/01/12**.......................        15,600
   3,245    Shelby County, Tennessee, Health
             Educational and Housing Facilities
             Board, Multi-Family Housing Revenue,
             (Flag Manor Project) Series 1995, AMT,
             (FHLB Insured),
             3.15% 01/01/23**#......................         3,245
   5,000    Sullivan County, Tennessee, Industrial
             Development Board, Revenue, (Modern
             Forge Company Project) Series 1990,
             AMT, (Northern Trust Company LOC),
             3.15% 07/01/10**#......................         5,000
  10,000    Tennessee, Housing Development Agency,
             Revenue, (Home Ownership Program 1),
             Series 1998, AMT,
             3.75% 01/01/30**.......................        10,000

PRINCIPAL
 AMOUNT                                                   VALUE
  (000)                                                   (000)
------------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $23,500    Tennessee, Housing Development Agency,
             Revenue, (Home Ownership Program)
             Series 1998-3C, AMT,
             3.10% 01/01/31**.......................    $   23,500
                                                        ----------
                                                           104,094
                                                        ----------
            TEXAS -- 5.8%
  28,030    Alliance Airport Authority, Inc., Texas,
             Special Facilities Revenue, (Federal
             Express Project) Series 1999PA-460,
             AMT, (Merrill Lynch Guarantee, Merrill
             Lynch SBPA),
             3.17% 04/01/21**!!.......................        28,030
   3,460    Bexar County, Texas, Health Facilities
             Development Corporation, Revenue, (Army
             Retirement Community Project) Series
             1985B, (Rabobank Nederland LOC),
             3.00% 07/01/11**!!.....................         3,460
  10,190    Bexar County, Texas, Housing Finance
             Corporation, Multi-Family Housing
             Revenue, Series 1998PT-1041, AMT,
             (Merrill Lynch Guarantee, Merrill Lynch
             SBPA),
             3.26% 06/01/35**#......................        10,190
   1,000    Brazos River, Texas, Habor Navigation
             District, Revenue, (Hoffman-La Roche
             Inc. Project) Series 1985, (Wachovia
             Bank of North Carolina LOC),
             3.23% 04/01/02**#......................         1,000
   8,185    El Paso, Texas, Housing Finance
             Corporation, Multi-Family Housing
             Revenue, (Viva Apartments Project)
             Series 1993, AMT, (General Electric
             Capital Corporation Guarantee),
             3.25% 09/01/23**#......................         8,185
   1,600    Grapevine, Texas, Industrial Development
             Corporation, Revenue, (American
             Airlines, Inc. Project) Series 1984A-1,
             (Morgan Guaranty Trust LOC),
             3.10% 12/01/24**.......................         1,600
   2,300    Grapevine, Texas, Industrial Development
             Corporation, Revenue, (American
             Airlines, Inc. Project) Series 1984A-2,
             (Morgan Guaranty Trust LOC),
             3.10% 12/01/24**.......................         2,300
   2,000    Grapevine, Texas, Industrial Development
             Corporation, Revenue, (American
             Airlines, Inc. Project) Series 1984A-3,
             (Morgan Guaranty Trust LOC),
             3.10% 12/01/24**.......................         2,000
   2,700    Grapevine, Texas, Industrial Development
             Corporation, Revenue, (American
             Airlines, Inc. Project) Series 1984A-4,
             (Morgan Guaranty Trust LOC),
             3.10% 12/01/24**.......................         2,700
     400    Grapevine, Texas, Industrial Development
             Corporation, Revenue, (American
             Airlines, Inc. Project) Series 1984B-1,
             (Morgan Guaranty Trust LOC),
             3.10% 12/01/24**.......................           400

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
   STATEMENT OF NET ASSETS  (CONTINUED)                        MARCH 31, 1999

PRINCIPAL
 AMOUNT                                                   VALUE
  (000)                                                   (000)
------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- (CONTINUED)
            TEXAS -- (CONTINUED)
 $ 3,000    Grapevine, Texas, Industrial Development
             Corporation, Revenue, (American
             Airlines, Inc. Project) Series 1984B-2,
             (Morgan Guaranty Trust LOC),
             3.10% 12/01/24**.......................    $    3,000
   3,300    Grapevine, Texas, Industrial Development
             Corporation, Revenue, (American
             Airlines, Inc. Project) Series 1984B-3,
             (Morgan Guaranty Trust LOC),
             3.10% 12/01/24**.......................         3,300
     500    Grapevine, Texas, Industrial Development
             Corporation, Revenue, (American
             Airlines, Inc. Project) Series 1984B-4,
             (Morgan Guaranty Trust LOC),
             3.10% 12/01/24**.......................           500
   3,390    Guadalupe-Blanco, Texas, River
             Authority, Revenue Refunding, (Central
             Power & Light Company Project) Series
             1995, (ABN AMRO Bank N.V. LOC),
             3.15% 11/01/15**.......................         3,390
   2,000    Gulf Coast, Texas, Waste Disposal
             Authority, PCR, (Amoco Oil Company
             Project) Series 1992,
             3.10% 10/01/17**.......................         2,000
   3,050    Harris County, Texas, Health Facilities
             Development Corporation, Hospital
             Revenue, (Methodist Hospital Project)
             Series 1997, (Morgan Guaranty SBPA),
             3.10% 12/01/26**.......................         3,050
   5,700    Harris County, Texas, Health Facilities
             Development Revenue, (Methodist
             Hospital Project) Series 1994, (Morgan
             Guaranty SBPA),
             3.10% 12/01/25**.......................         5,700
   3,340    Harris County, Texas, Industrial
             Development Corporation, IDR, (Forged
             Products, Inc. Project) Series 1996,
             AMT, (Bank One Texas, N.A. LOC),
             3.20% 05/01/03**#......................         3,340
   3,000    Hillsboro, Texas, Industrial Development
             Corporation, Revenue, (Lamraft, LP
             Project) Series 1997, AMT, (First
             Commercial Bank LOC),
             3.30% 07/01/13**.......................         3,000
   1,200    Lone Star, Texas, Airport Improvement
             Authority, Revenue, (American Airlines,
             Inc. Project) Series 1984A-2, (Royal
             Bank of Canada LOC),
             3.10% 12/01/14**.......................         1,200
   1,200    Lone Star, Texas, Airport Improvement
             Authority, Revenue, (American Airlines,
             Inc. Project) Series 1984A-3, (Royal
             Bank of Canada LOC),
             3.10% 12/01/14**.......................         1,200
   1,200    Lone Star, Texas, Airport Improvement
             Authority, Revenue, (American Airlines,
             Inc. Project) Series 1984B-1, (Royal
             Bank of Canada LOC),
             3.10% 12/01/14**.......................         1,200
   2,200    Lone Star, Texas, Airport Improvement
             Authority, Revenue, (American Airlines,
             Inc. Project) Series 1984B-4, (Royal
             Bank of Canada LOC),
             3.10% 12/01/14**.......................         2,200

PRINCIPAL
 AMOUNT                                                   VALUE
  (000)                                                   (000)
------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $   600    Lone Star, Texas, Airport Improvement
             Authority, Revenue, (American Airlines,
             Inc. Project) Series 1984B-5, (Royal
             Bank of Canada LOC),
             3.10% 12/01/14**.......................    $      600
   7,300    Montgomery County, Texas, IDR, (Houston
             Area Research Center Project) Series
             1985, (Banque Nationale de Paris LOC),
             3.10% 12/01/15**.......................         7,300
  10,200    Port Development Corporation of Texas,
             Marine Terminal Revenue, (Pasadena
             Terminal Company, Inc. Project) Series
             1984, (ABN-AMRO Bank N.V. LOC),
             3.25% 12/01/04**#......................        10,200
   1,200    Port of Port Arthur, Texas, Navigation
             District, Revenue Refunding, (Texaco,
             Inc. Project) Series 1994,
             3.20% 10/01/24**.......................         1,200
  11,300    Sabine River Authority, Texas, PCR,
             (Texas Utilities Electric Company
             Project) Series 1995A, AMT, (Morgan
             Guaranty Trust LOC),
             3.30% 04/01/30**.......................        11,300
   8,000    Sulphur Springs, Texas, IDR, (Hon
             Industries Inc., Project) Series 1985,
             (Northern Trust Company LOC),
             3.15% 12/01/13**#......................         8,000
  25,000    Texas, Municipal Gas Corporation, Gas
             Reserves Revenue, Sr. Lien, Series
             1998, (FSA Insured, Societe Generale
             SBPA),
             3.00% 01/15/23**.......................        25,000
   3,300    Trinity River Authority of Texas, PCR
             Refunding, (Texas Utilities Electric
             Company Project) Series 1997A, (MBIA
             Insured, Bank of New York SBPA),
             3.10% 07/01/22**.......................         3,300
   3,200    West Side Calhoun County, Texas,
             Development Corporation, PCR, (Sohio
             Chemical Corporation Project) Series
             1985, (BP Amoco plc Guarantee)
             3.10% 12/01/15**.......................         3,200
                                                        ----------
                                                           163,045
                                                        ----------
            UTAH -- 1.2%
   1,900    Murray City, Utah, IDR, (Zevex, Inc.
             Project) Series 1996, AMT, (Bank One
             Arizona, N.A. LOC),
             3.20% 10/01/16**#......................         1,900
   3,200    Murray City, Utah, Industrial
             Development Authority, Revenue, (Hunter
             Douglas Real Property Project) Series
             1994, AMT, (ABN-AMRO Bank N.V. LOC),
             3.20% 09/01/14**#......................         3,200
  17,300    Salt Lake City, Utah, Revenue, (IHC
             Health Services, Inc. Project) Series
             1990A, (Westdeutsche Landesbank SBPA),
             3.05% 01/01/20**.......................        17,300

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
   STATEMENT OF NET ASSETS  (CONTINUED)                        MARCH 31, 1999

PRINCIPAL
 AMOUNT                                                   VALUE
  (000)                                                   (000)
------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- (CONTINUED)
            UTAH -- (CONTINUED)
 $10,110    Salt Lake County, Utah, PCR Refunding,
             (British Petroleum Company-Service
             Station Holdings, Inc. Project) Series
             1994B, (BP Amoco plc Guarantee),
             3.10% 08/01/07**.......................    $   10,110
                                                        ----------
                                                            32,510
                                                        ----------
            VIRGINIA -- 0.9%
   2,500    Colonial Heights, Virginia, Industrial
             Development Authority, Revenue
             Refunding, (Philip Morris Companies,
             Inc. Project) Series 1992,
             3.05% 03/01/05**#......................         2,500
   2,000    Fluvanna County, Virginia, Industrial
             Development Authority, IDR, (Edgecomb
             Metals Company Project) Series 1984,
             (Banque Nationale de Paris LOC),
             3.00% 12/01/09**#......................         2,000
   3,900    Greensville County, Virginia, Industrial
             Development Authority, Revenue, (Perdue
             Farms, Inc. Project) Series 1996, AMT,
             (SunTrust Bank LOC),
             3.20% 10/01/06**#......................         3,900
   5,200    Newport News, Virginia, Economic
             Development Authority, Multi-Family
             Revenue, (Jefferson Point Development
             Project) Series 1998, (Credit Suisse
             First Boston LOC),
             2.95% 11/01/11**.......................         5,200
   4,600    Peninsula Ports Authority of Virginia,
             Coalition Terminal Revenue Refunding,
             (Dominion Terminal Associates Project)
             Series 1987C, (Barclays Bank, PLC LOC),
             3.10% 07/01/16**.......................         4,600
   2,000    Spotsylvania County, Virginia,
             Industrial Development Authority, IDR,
             (Carlisle Corporation Project) Series
             1993, (SunTrust Bank LOC),
             3.10% 06/01/08**#......................         2,000
   5,500    Virginia State, College Building
             Authority, Educational Facilities
             Revenue, (University of Richmond
             Project) Series 1996, (Crestar Bank
             SBPA),
             3.05% 11/01/26**.......................         5,500
                                                        ----------
                                                            25,700
                                                        ----------
            WEST VIRGINIA -- 0.9%
   1,500    Marshall County, West Virginia, PCR,
             (Mountaineer Carbon Company Project)
             Series 1985, (BP Amoco plc Guarantee),
             3.10% 12/01/20**.......................         1,500

PRINCIPAL
 AMOUNT                                                   VALUE
  (000)                                                   (000)
------------------------------------------------------------------
            WEST VIRGINIA -- (CONTINUED)
 $22,650    West Virginia State, Hospital Finance
             Authority, Revenue, (St. Mary's
             Hospital Project) Series 1987, (Bank
             One of West Virginia LOC),
             3.10% 10/01/12**.......................    $   22,650
                                                        ----------
                                                            24,150
                                                        ----------
            WISCONSIN -- 1.2%
   4,000    Menomonee Falls, Wisconsin, Industrial
             Development Authority, IDR, (Jema, LLC
             Project) Series 1994, AMT, (Bank One
             Milwaukee, N.A. LOC),
             3.20% 09/01/14**#......................         4,000
   4,600    Pleasant Prairie, Wisconsin, IDR, (Nucon
             Corporation Project) Series 1995, AMT,
             (American National Bank & Trust LOC),
             3.05% 02/01/22**#......................         4,600
   2,700    Wisconsin State, Health and Educational
             Facilities Authority Revenue, (Felician
             Health Care Inc. Project) Series 1994,
             (La Salle National Bank LOC),
             3.13% 01/01/19**.......................         2,700
  11,400    Wisconsin State, Health and Educational
             Facilities Authority, Revenue, (St.
             Luke's Medical Center Project) Series
             1987, (First National Bank Chicago
             LOC),
             2.95% 12/01/17**#......................        11,400
  12,000    Wisconsin State, Health and Educational
             Facilities Authority, Revenue, (Wheaton
             Franciscan Services Project) Series
             1997, (Toronto Dominion Bank LOC),
             3.05% 08/15/16**#......................        12,000
                                                        ----------
                                                            34,700
                                                        ----------
            WYOMING -- 0.2%
     500    Sublette County, Wyoming, PCR, (Exxon
             Capital Ventures Project) Series 1987B,
             AMT, (Exxon Corporation Guarantee),
             3.20% 07/01/17**.......................           500
   3,700    Sweetwater County, Wyoming, PCR
             Refunding, (Pacificorp Project) Series
             1990A, (Credit Suisse First Boston
             LOC),
             2.90% 07/01/15**.......................         3,700
                                                        ----------
                                                             4,200
                                                        ----------
            TOTAL MUNICIPAL
             BONDS AND NOTES
             (Cost $2,720,236)......................     2,720,236
                                                        ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
   STATEMENT OF NET ASSETS  (CONTINUED)                        MARCH 31, 1999

SHARES                                                      VALUE
 (000)                                                      (000)
--------------------------------------------------------------------
          INVESTMENT COMPANIES -- 0.3%
  4,450   AIM Tax-Exempt Fund.........................    $    4,450
  2,725   Federated Tax-Exempt Money Market Fund......         2,725
                                                          ----------
          TOTAL INVESTMENT COMPANIES
           (Cost $7,175)..............................         7,175
                                                          ----------
          TOTAL INVESTMENTS                       97.8%
           (Cost $2,727,411*)..................            2,727,411
                                                          ----------
          OTHER ASSETS AND LIABILITIES (NET)...    2.2%
          Cash........................................    $    3,400
          Receivable for Fund shares sold.............        54,762
          Interest receivable.........................        11,229
          Prepaid expenses............................            35
          Dividends payable...........................        (5,581)
          Payable for Fund shares redeemed............          (968)
          Investment advisory fee payable.............          (284)
          Administration fee payable..................          (228)
          Shareholder servicing and distribution fees
           payable....................................          (206)
          Accrued Trustees'/Directors' fees and
           expenses...................................           (85)
          Accrued expenses and other liabilities......          (511)
                                                          ----------
          TOTAL OTHER ASSETS AND LIABILITIES (NET)....        61,563
                                                          ----------
          NET ASSETS...........................  100.0%   $2,788,974
                                                          ==========
          NET ASSETS CONSIST OF:
          Accumulated net realized gain on investments
           sold.......................................    $       51
          Paid-in capital.............................     2,788,923
                                                          ----------
          NET ASSETS..................................    $2,788,974
                                                          ==========

                                                            VALUE
--------------------------------------------------------------------
          NET ASSET VALUE, OFFERING AND REDEMPTION
           PRICE PER SHARE
          PRIMARY A SHARES:
          ($2,132,148,488/2,132,714,984 shares
           outstanding)...............................         $1.00
                                                          ==========
          PRIMARY B SHARES:
          ($10,236,007/10,228,442 shares
           outstanding)...............................         $1.00
                                                          ==========
          INVESTOR A SHARES:
          ($53,692,646/53,658,060 shares
           outstanding)...............................         $1.00
                                                          ==========
          INVESTOR B SHARES:
          ($259,469,437/259,333,274 shares
           outstanding)...............................         $1.00
                                                          ==========
          INVESTOR C SHARES:
          ($217,788/217,642 shares outstanding).......         $1.00
                                                          ==========
          DAILY SHARES:
          ($333,209,888/333,042,782 shares
           outstanding)...............................         $1.00
                                                          ==========

---------------

  *  Aggregate cost for Federal tax purposes.
 **  Variable rate demand notes. The interest rate shown reflects the rate in effect at March 31, 1999. These securities are subject to demand features of either one, seven or thirty
     days.
!!   Restricted Security (Note 5).
  #  Securities are not registered under the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

Nations Tax Exempt Fund had the following industry concentrations greater than 10% at March 31, 1999 (as a percentage of net assets):

   Medical Facilities Revenue                                              12.0%
   Multi-Family Housing Revenue                                            11.4%
   Industrial Facilities Revenue                                           11.3%
   Pollution Control Revenue                                               10.4%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Treasury Fund
   STATEMENT OF NET ASSETS                                        MARCH 31, 1999

PRINCIPAL
 AMOUNT                                                  VALUE
  (000)                                                  (000)
-----------------------------------------------------------------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 23.4%
            U.S. TREASURY NOTES -- 23.4%
$125,000    6.375% 04/30/99!.......................
                                                       $  125,092
  25,000    6.250% 05/31/99!.......................
                                                           25,066
  20,000    6.000% 06/30/99!.......................
                                                           20,022
  60,000    5.875% 07/31/99!.......................
                                                           60,164
  50,000    5.875% 08/31/99!.......................
                                                           50,076
  25,000    5.750% 09/30/99!.......................
                                                           25,126
 110,000    5.625% 11/30/99!.......................
                                                          110,713
  80,000    5.875% 02/15/00!.......................
                                                           80,697
  75,000    5.500% 02/29/00!.......................
                                                           75,423
                                                       ----------
            TOTAL U.S. GOVERNMENT AND AGENCY
             OBLIGATIONS
            (Cost $572,379)........................
                                                          572,379
                                                       ----------

            REPURCHASE AGREEMENTS -- 108.2%
 660,000    Agreement with ABN-AMRO Bank, 4.970%
             dated 03/31/99 to be repurchased at
             $660,091 on 04/01/99 collateralized
             by: $501,281 U.S. Treasury Strips,
             Interest Only, due
             08/15/01 - 05/15/20; $171,919 U.S.
             Treasury Strips, Principal Only, due
             08/15/05 - 08/15/20...................
                                                          660,000
 130,000    Agreement with Barclays Capital, 4.900%
             dated 03/31/99 to be repurchased at
             $130,018 on 04/01/99 collateralized
             by: $132,600 U.S. Treasury Strips,
             Principal Only, due 11/15/24..........
                                                          130,000
 130,000    Agreement with Bear Stearns and
             Company, Inc., 4.900% dated 03/31/99
             to be repurchased at $130,018 on
             04/01/99 collateralized by: $99,352
             U.S. Treasury Strips, Interest Only,
             due 08/15/09 - 11/15/21; $35,539 U.S.
             Treasury Strips, Principal Only, due
             05/15/16 - 11/15/21...................
                                                          130,000
 125,000    Agreement with CIBC Wood Gundy
             Securities Corporation, 5.000% dated
             03/31/99 to be repurchased at $125,017
             on 04/01/99 collateralized by: $80,882
             U.S. Treasury Bonds, 10.625% due
             08/15/15; $46,621 U.S. Treasury Notes,
             4.500% - 6.120% due
             01/31/01 - 04/30/03...................
                                                          125,000
 529,968    Agreement with Credit Suisse First
             Boston Corporation, Interest is
             payable monthly. The agreement is
             terminable by the Fund daily. The
             final maturity date of the agreement
             is 04/01/99 collateralized by:
             $105,575 U.S. Treasury Bills, due
             04/01/99 - 09/16/99; $222,707 U.S.
             Treasury Strips, Interest Only, due
             04/30/99 - 08/15/27; $217,194 U.S.
             Treasury Strips, Principal Only, due
             05/15/99 - 11/15/27@@.................
                                                          529,968
 130,000    Agreement with Deutsche Bank, 5.000%
             dated 03/31/99 to be repurchased at
             $130,018 on 04/01/99 collateralized
             by: $132,600 GNMA, 6.000% - 9.000% due
             08/15/16 - 03/15/29...................
                                                          130,000

PRINCIPAL
 AMOUNT                                                  VALUE
  (000)                                                  (000)
-----------------------------------------------------------------
            REPURCHASE AGREEMENTS -- (CONTINUED)
$130,000    Agreement with First Union Capital
             Corporation, 4.970% dated 03/31/99 to
             be repurchased at $130,018 on 04/01/99
             collateralized by: $51,574 U.S.
             Treasury Bills, due 07/01/99 -
             09/02/99; $16,631 U.S. Treasury
             Strips, Principal Only, due 08/15/17;
             $64,134 U.S. Treasury Notes, 5.625% -
             7.500% due
             08/31/99 - 02/15/05...................
                                                       $  130,000
 130,000    Agreement with J.P. Morgan Securities
             Inc., 5.050% dated 03/31/99 to be
             repurchased at $130,018 on 04/01/99
             collateralized by: $132,600 GNMA,
             6.500% - 8.000% due 06/15/26 -
             03/15/29..............................
                                                          130,000
 113,000    Agreement with Lehman Brothers Inc.,
             4.880%, with a final maturity date of
             04/06/99. Interest receivable as of
             March 31, 1999 was $31, collateralized
             by: $84,430 GNMA, 6.000% - 9.000% due
             07/15/10 - 03/15/29; $30,820 GNMA II,
             7.000% - 10.000% due
             09/20/16 - 05/20/28...................
                                                          113,000
  90,000    Agreement with Morgan Stanley Group
             Inc., 4.810%, with a final maturity
             date of 04/30/99. Interest receivable
             as of March 31, 1999 was $1,792,
             collateralized by: $91,800 GNMA,
             6.500% - 8.000% due
             03/15/23 - 03/15/29!!.................
                                                           90,000
 130,000    Agreement with Salomon Smith Barney,
             Inc., 5.050% dated 03/31/99 to be
             repurchased at $130,018 on 04/01/99
             collateralized by: $132,608 GNMA,
             5.500% - 8.000% due
             10/15/13 - 03/20/29...................
                                                          130,000
 130,000    Agreement with Societe Generale, 5.050%
             dated 03/31/99 to be repurchased at
             $130,018 on 04/01/99 collateralized
             by: $133,877 GNMA, 6.000% due
             12/20/28..............................
                                                          130,000
  86,000    Agreement with Warburg Dillon, 5.100%
             dated 03/31/99 to be repurchased at
             $86,012 on 04/01/99 collateralized by:
             $87,723 U.S. Treasury Notes, 4.750%
             due 11/15/08..........................
                                                           86,000
 130,000    Agreement with Westdeutsche
             Landesbanken, Girozentrale, 5.000%
             dated 03/31/99 to be repurchased at
             $130,018 on 04/01/99 collateralized
             by: $132,600 GNMA, 6.000% due
             01/15/29 - 01/20/29...................
                                                          130,000
                                                       ----------
            TOTAL REPURCHASE AGREEMENTS
             (Cost $2,643,968).....................
                                                        2,643,968
                                                       ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Treasury Fund
   STATEMENT OF NET ASSETS  (CONTINUED)                           MARCH 31, 1999

 SHARES                                                     VALUE
  (000)                                                     (000)
--------------------------------------------------------------------
            INVESTMENT COMPANIES -- 1.7%
  22,032    AIM Treasury Fund.........................    $   22,032
  20,151    Dreyfus Treasury Cash
             Management Fund..........................        20,151
                                                          ----------
            TOTAL INVESTMENT COMPANIES
             (Cost $42,183)...........................        42,183
                                                          ----------
            TOTAL INVESTMENTS                    133.3%
             (Cost $3,258,530*)................            3,258,530
                                                          ----------
            OTHER ASSETS AND LIABILITIES         (33.3)%
             (NET).............................
            Cash......................................    $      171
            Receivable for Fund shares sold...........        24,949
            Interest receivable.......................        10,315
            Prepaid expenses..........................            54
            Dividends payable.........................        (4,505)
            Payable for reverse repurchase
             agreements...............................      (529,968)
            Payable for Fund shares redeemed..........      (313,410)
            Investment advisory fee payable...........           (76)
            Administration fee payable................          (199)
            Shareholder servicing and distribution
             fees payable.............................          (527)
            Accrued Trustees'/Directors' fees and
             expenses.................................          (144)
            Accrued expenses and other liabilities....          (580)
                                                          ----------
            TOTAL OTHER ASSETS AND
             LIABILITIES (NET)........................      (813,920)
                                                          ----------
            NET ASSETS.........................  100.0%   $2,444,610
                                                          ==========
            NET ASSETS CONSIST OF:
            Accumulated net realized loss on
             investments sold.........................    $     (191)
            Paid-in capital...........................     2,444,801
                                                          ----------
            NET ASSETS................................    $2,444,610
                                                          ==========


                                                            VALUE
--------------------------------------------------------------------
            NET ASSET VALUE, OFFERING AND REDEMPTION
             PRICE PER SHARE
            PRIMARY A SHARES:
            ($766,455,852/766,752,205 shares
             outstanding).............................         $1.00
                                                          ==========
            PRIMARY B SHARES:
            ($20,314,574/20,321,239 shares
             outstanding).............................         $1.00
                                                          ==========
            INVESTOR A SHARES:
            ($1,176,233,251/1,176,812,948 shares
             outstanding).............................         $1.00
                                                          ==========
            INVESTOR B SHARES:
            ($261,839,631/261,953,145 shares
             outstanding).............................         $1.00
                                                          ==========
            INVESTOR C SHARES:
            ($174,960/175,014 shares outstanding).....         $1.00
                                                          ==========
            DAILY SHARES:
            ($219,591,613/219,684,762 shares
             outstanding).............................         $1.00
                                                          ==========

---------------

  *  Aggregate cost for Federal tax purposes.
  ! Denotes security, or a portion thereof, subject to repurchase under reverse repurchase agreement as of March
     31, 1999.
 !!  Restricted Security (Note 5).
 @@ Security segregated as collateral for reverse repurchase agreement.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Government Money Market Fund
   STATEMENT OF NET ASSETS                                        MARCH 31, 1999

PRINCIPAL
 AMOUNT                                                    VALUE
  (000)                                                    (000)
------------------------------------------------------------------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 96.6%
            FEDERAL FARM CREDIT BANK (FFCB) -- 2.6%
 $ 6,000    5.500% 04/01/99...........................    $  6,000

   5,000    Discount note 04/12/99....................       4,993
                                                          --------
                                                            10,993
                                                          --------

            FEDERAL HOME LOAN BANK (FHLB) -- 84.8%
  70,000    Discount note 04/01/99....................      70,000

  12,000    4.770%+ 04/01/99++........................      12,000

  10,000    4.770%+ 04/01/99++........................       9,997

   6,000    Discount note 04/05/99....................       5,997

   6,000    Discount note 04/07/99....................       5,995

  12,000    4.781%+ 04/07/99++........................      11,999

  10,000    5.570% 04/07/99...........................      10,000

   6,000    Discount note 04/09/99....................       5,994

   9,000    5.650% 04/09/99...........................       9,000

  10,000    Discount note 04/14/99....................       9,983

   6,000    Discount note 04/15/99....................       5,989

  15,000    Discount note 04/23/99....................      14,958

   8,000    Discount note 04/30/99....................       7,970

  15,000    Discount note 05/05/99....................      14,933

   4,000    5.705% 05/05/99...........................       4,002

   8,000    5.723% 05/05/99...........................       8,000

   4,850    Discount note 05/12/99....................       4,823

  10,000    Discount note 05/19/99....................       9,937

  10,000    Discount note 05/21/99....................       9,934

   8,000    Discount note 05/26/99....................       7,941

   8,000    Discount note 05/28/99....................       7,940

   8,000    Discount note 06/15/99....................       7,921

   8,000    Discount note 06/25/99....................       7,910

   8,000    5.510% 07/06/99...........................       7,998

   8,000    Discount note 07/14/99....................       7,894

   8,000    Discount note 08/04/99....................       7,869

   8,000    Discount note 08/06/99....................       7,867

  10,000    Discount note 08/13/99....................       9,824

  12,000    4.900% 01/14/00...........................      11,999

  10,000    4.910% 02/09/00...........................       9,999

  10,000    4.950% 02/24/00...........................       9,994

   8,000    5.100% 03/03/00...........................       7,997

   8,000    5.150% 03/08/00...........................       7,994
                                                          --------
                                                           352,658
                                                          --------

            STUDENT LOAN MARKETING ASSOCIATION (SLMA) -- 9.2%
   8,000    4.720%+ 04/01/99++........................       7,997

   4,500    4.992%+ 04/06/99++........................       4,500

   8,000    5.202%+ 04/06/99++........................       8,000

   8,000    Discount note 06/30/99....................       7,907

  10,000    4.930% 02/08/00...........................      10,000
                                                          --------
                                                            38,404
                                                          --------

            TOTAL U.S. GOVERNMENT AND AGENCY
             OBLIGATIONS
             (Cost $402,055)..........................     402,055
                                                          --------


 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 1.8%
   7,554    Dreyfus Treasury Prime Cash Management
             Fund......................................       7,554
                                                           --------
            TOTAL INVESTMENT COMPANIES
             (Cost $7,554).............................       7,554
                                                           --------

                                                            VALUE
                                                            (000)
-------------------------------------------------------------------
            TOTAL INVESTMENTS
             (Cost $409,609*)...................   98.4%   $409,609
                                                           --------
            OTHER ASSETS AND LIABILITIES
             (NET)..............................    1.6%
            Receivable for Fund shares sold............    $ 12,535
            Interest receivable........................       2,027
            Prepaid expenses...........................           8
            Dividends payable..........................      (1,424)
            Payable for Fund shares redeemed...........      (6,076)
            Investment advisory fee payable............         (23)
            Administration fee payable.................         (33)
            Shareholder servicing and distribution fees
             payable...................................         (43)
            Accrued Trustees'/Directors' fees and
             expenses..................................         (27)
            Accrued expenses and other liabilities.....        (102)
                                                           --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)...
                                                              6,842
                                                           --------
            NET ASSETS..........................  100.0%   $416,451
                                                           ========
            NET ASSETS CONSIST OF:
            Accumulated net realized loss on
             investments sold..........................    $    (61)
            Paid-in capital............................     416,512
                                                           --------
            NET ASSETS.................................    $416,451
                                                           ========
            NET ASSET VALUE, OFFERING AND
             REDEMPTION PRICE PER SHARE
            PRIMARY A SHARES:
            ($275,677,014/275,716,674 shares
             outstanding)..............................       $1.00
                                                           ========

            PRIMARY B SHARES:
            ($1,298,395/1,298,751 shares outstanding)..       $1.00
                                                           ========

            INVESTOR A SHARES:
            ($13,923,580/13,925,870 shares
             outstanding)..............................       $1.00
                                                           ========

            INVESTOR B SHARES:
            ($82,079,952/82,094,851 shares
             outstanding)..............................       $1.00
                                                           ========

            INVESTOR C SHARES:
            ($42,483/42,491 shares outstanding)........       $1.00
                                                           ========

            DAILY SHARES:
            ($43,429,783/43,433,629 shares
             outstanding)..............................       $1.00
                                                           ========


---------------

 * Aggregate cost for Federal tax purposes.

 + Floating rate security. The interest rate shown reflects the rate in effect at March 31, 1999.

 ++ Reset date. Interest rates reset either daily, weekly or monthly.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Prime Fund
   STATEMENT OF NET ASSETS                                        MARCH 31, 1999

PRINCIPAL
 AMOUNT                                                   VALUE
  (000)                                                   (000)
------------------------------------------------------------------
            BANK OBLIGATIONS -- 13.3%
            CERTIFICATES OF DEPOSIT -- DOMESTIC -- 1.6%
            Bankers Trust Company
$ 40,000    4.860%+ 04/01/99++......................    $   39,998

  20,000    5.770% 04/28/99.........................        19,998

  32,000    5.780% 04/28/99.........................        31,999

            Chase Manhattan Bank
  25,000    5.685% 08/03/99.........................        24,995
                                                        ----------
                                                           116,990
                                                        ----------

            CERTIFICATES OF DEPOSIT -- YANKEE -- 6.0%
  20,000    Bank of Nova Scotia, (New York)
            5.330% 03/03/00.........................        19,993

  40,000    Bayerische Hypotheken-und-
             Vereinsbank, (New York)
            5.075% 02/10/00.........................        39,987

  50,000    Credit Agricole, (New York)
            5.750% 04/01/99.........................        50,000

            Deutsche Bank, (New York)
  40,000    5.120% 01/10/00.........................        40,000

  40,000    5.160% 01/12/00.........................        40,000

  40,000    5.100% 02/18/00.........................        39,988

            Societe Generale (New York)
  65,000    4.853%+ 04/01/99++......................        64,974

 100,000    4.855%+ 04/01/99++......................        99,936

  30,000    5.750% 04/16/99.........................        29,986

  25,000    Union Bank of Switzerland, (New York)
            5.080% 01/13/00.........................        24,994
                                                        ----------
                                                           449,858
                                                        ----------

            TIME DEPOSITS -- EURO -- 5.7%
  35,000    Commerzbank
             5.270% 03/01/00........................        34,997

 100,000    First National Bank of Chicago
            5.125% 04/01/99.........................       100,000

 135,000    Societe Generale
             5.125% 04/01/99........................       135,000

 150,000    Westdeutsche Landesbanken Girozentrale
             5.188% 04/01/99........................       150,000
                                                        ----------
                                                           419,997
                                                        ----------

            TOTAL BANK OBLIGATIONS
             (Cost $986,845)........................       986,845
                                                        ----------

            CORPORATE OBLIGATIONS -- 66.0%
            COMMERCIAL PAPER -- 43.5%
            Aon Corporation
  12,000    Discount note 04/07/99..................        11,990

  10,309    Discount note 04/27/99..................        10,273

  32,139    Discount note 05/12/99..................        31,960

            Bankers Trust Corporation
  25,000    Discount note 04/15/99..................        24,949

  30,000    Discount note 06/29/99..................        29,628

  25,000    Discount note 07/20/99..................        24,626

            Barton Capital Corporation
  35,000    Discount note 04/27/99##................        34,876

  28,332    Discount note 05/21/99..................        28,141

            Countrywide Home Loans, Inc.
  50,000    Discount note 05/19/99..................        49,673

  50,000    Discount note 05/24/99..................        49,639

            Edison Securitization LLC
  30,000    Discount note 04/23/99#.................        29,908

  35,000    Discount note 05/11/99#.................        34,809

  40,000    Discount note 05/12/99#.................        39,763


PRINCIPAL
 AMOUNT                                                   VALUE
  (000)                                                   (000)
------------------------------------------------------------------
            COMMERCIAL PAPER -- (CONTINUED)
            Finova Capital Corporation
$ 25,000    Discount note 05/04/99..................    $    4,889

  25,000    Discount note 05/24/99..................        24,820

  50,000    Discount note 06/09/99..................        49,529

  15,000    Discount note 06/15/99..................        14,847

  35,000    Discount note 06/16/99..................        34,638

  20,000    Discount note 06/25/99..................        19,768

  40,000    General Electric Capital Corporation
            Discount note 10/04/99..................        39,018

  60,000    Goldman Sachs Group, LP
             Discount note 04/14/99.................        59,888

            Hitachi America
  10,000    Discount note 04/13/99..................         9,982

  13,000    Discount note 05/11/99..................        12,921

  17,000    Discount note 05/14/99..................        16,890

            International Securitization Corporation
  50,000    Discount note 04/15/99#.................        49,905

  50,000    Discount note 04/22/99#.................        49,854

  45,000    Discount note 04/29/99#.................        44,828

  75,000    Discount note 04/30/99#.................        74,705

  41,680    Discount note 06/17/99#.................        41,247

            Lehman Brothers Holdings Inc.
  57,000    Discount note 04/26/99..................        56,801

  23,000    Discount note 04/27/99..................        22,916

  90,000    Discount note 05/03/99..................        89,596

  40,000    Discount note 05/05/99..................        39,808

  35,000    Discount note 05/18/99..................        34,768

  50,000    Discount note 09/22/99..................        48,775

            Lexington Parker Capital Company LLC
  50,000    4.905%+ 04/01/99++##....................        50,000

  56,306    Discount note 06/22/99##................        55,684

 214,878    Discount note 09/02/99##................       210,345

  33,100    Mitsubishi International Corporation
            Discount note 05/18/99..................        32,871

            MOAT Funding LLC
  79,460    Discount note 04/07/99#.................        79,395

  20,000    Discount note 04/12/99#.................        19,970

  30,000    Discount note 05/17/99#.................        29,812

  25,000    Discount note 05/28/99#.................        24,808

  15,000    Discount note 06/07/99#.................        14,863

  25,000    Discount note 06/14/99#.................        24,742

  21,571    Discount note 06/21/99#.................        21,332

  50,000    Discount note 06/29/99#.................        49,404

  20,000    Discount note 08/24/99#.................        19,605

  13,889    Discount note 09/21/99#.................        13,563

  23,349    Discount note 10/20/99#.................        22,700

            National Bank of Canada, (New York)
  20,000    Discount note 08/23/99..................        19,608

  20,000    Discount note 09/01/99..................        19,580

  20,000    Discount note 09/08/99..................        19,568

  25,000    New Center Asset Trust
             Discount note 04/15/99.................        24,953

            PHH Corporation
  25,000    Discount note 05/11/99..................        24,861

  25,000    Discount note 08/10/99..................        24,541

  25,000    Discount note 08/11/99..................        24,538

  50,000    Discount note 08/25/99..................        48,960

            SAFECO Corporation
  20,000    Discount note 05/17/99#.................        19,873

  45,000    Discount note 06/10/99#.................        44,567

  24,000    Discount note 06/23/99#.................        23,725


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Prime Fund
   STATEMENT OF NET ASSETS  (CONTINUED)                           MARCH 31, 1999

PRINCIPAL
 AMOUNT                                                   VALUE
  (000)                                                   (000)
------------------------------------------------------------------
            CORPORATE OBLIGATIONS -- (CONTINUED)
            COMMERCIAL PAPER -- (CONTINUED)
            SAFECO Credit Company
$ 20,000    Discount note 04/30/99..................    $   19,919

  25,000    Discount note 05/12/99..................        24,859

  13,000    Discount note 05/12/99..................        12,927

  50,000    Discount note 06/10/99..................        49,512

  15,000    Discount note 06/10/99..................        14,857

  45,000    Discount note 07/08/99..................        44,401

            Sigma Finance, Inc.
  50,000    Discount note 06/23/99##................        49,441

  43,987    Discount note 07/07/99##................        43,410

 275,000    Spice Trust I
             Discount note 04/28/99.................       273,972

  30,000    Spice Trust II
             Discount note 04/28/99.................        29,888

            Tulip Funding Corporation
  75,000    Discount note 05/19/99##................        74,511

  20,000    Discount note 06/04/99##................        19,826

 100,000    Variable Funding Capital Corporation
            Discount note 04/01/99##................       100,000

            Victory Receivables Corporation
  34,426    Discount note 04/26/99##................        34,310

  34,077    Discount note 05/12/99##................        33,888

  55,296    Discount note 05/17/99##................        54,953

  50,000    Discount note 05/18/99##................        49,683

  10,000    Discount note 06/15/99##................         9,899

  37,972    Discount note 06/16/99##................        37,582

  22,500    WCP Funding
             Discount note 04/28/99#................        22,418
                                                        ----------
                                                         3,224,752
                                                        ----------

            CORPORATE BONDS AND NOTES -- 22.5%
            Bankers Trust Corporation (MTN)
  60,000    4.920%+ 04/01/99++##....................        59,998

  50,000    4.919%+ 04/14/99++......................        50,000

            Bear, Stearns and Company, Inc.
  50,000    5.396%+ 04/04/99++......................        50,000

  50,000    4.907%+ 04/28/99++......................        50,000

  50,000    5.374%+ 05/04/99++......................        50,000

  40,000    5.150% 01/25/00.........................        40,000

  40,000    5.170% 02/10/00.........................        40,000

  40,000    5.180% 02/18/00.........................        40,000

  40,000    5.340% 03/02/00.........................        40,000

            Credit Suisse First Boston Corporation
  30,000    4.965%+ 04/09/99++##....................        29,982

  15,000    5.100%+ 05/17/99++......................        15,000

  35,000    5.100%+ 05/17/99++......................        35,000

            First Union National Bank
  90,000    5.010%+ 04/01/99++......................        90,000

  40,000    5.300% 03/01/00.........................        40,000

            Goldman Sachs Group LP
 100,000    5.260%+ 04/07/99++##....................       100,000

 100,000    4.995%+ 04/09/99@##.....................       100,000

  35,000    5.280% 02/24/00.........................        34,999

            Liberty Lighthouse Funding Company LLC
  50,000    4.920%+ 04/01/99++##....................        50,000

  50,000    4.920%+ 04/01/99++##....................        50,000

  25,000    4.960%+ 04/01/99++##....................        25,000

  25,000    4.919%+ 04/15/99++##....................        25,000

  50,000    4.919%+ 04/15/99++##....................        49,996

  50,000    4.919%+ 04/15/99++##....................        49,996

  25,000    5.760% 07/23/99##.......................        24,999

  35,000    5.260% 02/10/00##.......................        35,000


------------------------------------------------------------------
PRINCIPAL
 AMOUNT                                                   VALUE
  (000)                                                   (000)
            CORPORATE BONDS AND NOTES -- (CONTINUED)
            Merrill Lynch & Company
$ 80,000    4.900%+ 04/01/99++......................    $   80,000

  25,000    4.970%+ 04/01/99++......................        25,000

  50,000    4.961%+ 04/06/99++......................        50,000

  50,000    Morgan Stanley Dean Witter & Company
            5.100%+ 06/15/99++......................        50,000

            PHH Corporation
  60,000    4.995%+ 04/01/99++......................        59,998

  50,000    5.009%+ 04/14/99++......................        50,000

   7,000    Salomon Smith Barney, Inc.
            7.000% 05/15/99.........................         7,016

            Sigma Finance, Inc.
  40,000    5.190% 02/18/00##.......................        40,000

  40,000    5.220% 02/23/00##.......................        40,000

  40,000    5.330% 03/01/00##.......................        40,000

  50,000    SMM Trust Series 1999-B
            5.449% 03/15/00!!.......................        50,000
                                                        ----------
                                                         1,666,984
                                                        ----------

            TOTAL CORPORATE OBLIGATIONS
             (Cost $4,891,736)......................     4,891,736
                                                        ----------

            GUARANTEED INVESTMENT CONTRACTS -- 10.1%
            Allstate Life Insurance Company
  25,000    5.107%+ 06/29/99@!!.....................        25,000

  25,000    5.107%+ 06/29/99@!!.....................        25,000

            Anchor National Life Insurance Company
  50,000    5.070%+ 06/29/99@!!.....................        50,000

  25,000    5.136%+ 06/29/99@!!.....................        25,000

            Commonwealth Life Insurance Company Inc.
  50,000    5.060%+ 04/01/99++!!....................        50,000

  62,000    5.160%+ 09/27/99@!!.....................        62,000

  10,000    5.160%+ 09/27/99@!!.....................        10,000

  50,000    First Allmerica Financial Life Insurance Company
            5.070%+ 06/29/99@!!.....................        50,000

            General American Life Insurance Company
  50,000    5.140%+ 04/07/99@!!.....................        50,000

  50,000    5.140%+ 04/07/99@!!.....................        50,000

  60,000    Life Insurance Company of Georgia
            5.176%+ 09/27/99@!!.....................        60,000

            Life Insurance Company of Virginia
  25,000    4.951%+ 04/07/99@!!.....................        25,000

  50,000    4.951%+ 04/07/99@!!.....................        50,000

  25,000    4.951%+ 04/07/99@!!.....................        25,000

  50,000    New York Life Insurance Company
            5.106%+ 04/07/99@!!.....................        50,000

            Peoples Security Life Insurance Company
  20,000    5.160%+ 04/01/99++!!....................        20,000

  20,000    5.210%+ 04/01/99++!!....................        20,000

  50,000    Sun Life Insurance Company of America
            5.166%+ 09/27/99@!!.....................        50,000

            Travelers Life Insurance Company
  25,000    5.013%+ 04/01/99++!!....................        25,000

  25,000    5.040%+ 06/01/99++!!....................        25,000
                                                        ----------

            TOTAL GUARANTEED INVESTMENT CONTRACTS
             (Cost $747,000)........................       747,000
                                                        ----------


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Prime Fund
   STATEMENT OF NET ASSETS  (CONTINUED)                           MARCH 31, 1999

PRINCIPAL
 AMOUNT                                                   VALUE
  (000)                                                   (000)
------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 2.0%
$ 28,800    Illinois, Student Assistance Commission
             Revenue, Series 1990B, (GTD STD LNS,
             First National Bank of Chicago LOC),
             4.930%+ 04/07/99++.....................    $   28,800

  20,600    Missouri State, Economic Development
             Export Revenue, (Biocraft Labs, Inc.
             Project) Series 1989, (PNC Bank LOC),
             5.000%+ 04/07/99++.....................        20,600

 100,000    Virginia State, Housing Development
             Authority, Commonwealth Revenue, Series
             1996E,
             4.950%+ 04/07/99++.....................       100,000
                                                        ----------

            TOTAL MUNICIPAL BONDS AND NOTES
             (Cost $149,400)........................       149,400
                                                        ----------

            REPURCHASE AGREEMENTS -- 5.9%
 240,000    Agreement with ABN-AMRO Inc., 5.05%
             dated 03/31/99 to be repurchased at
             $240,034 on 04/01/99 collateralized by:
             $1,522 TVA Strips, Principal Only, due
             07/15/43; $10,106 TVA Strips, Interest
             Only, due 04/15/02 - 10/15/02; $9,055
             SLMA, 0.000% due 04/16/99 - 03/08/00;
             $104,280 FNMA, 0.000% - 7.110% due
             09/25/00 - 02/04/13; $50,458 FMAC,
             0.000% - 6.710% due
             04/15/99 - 07/09/12; $59,449 FHLB,
             0.000% - 7.700% due 05/19/99 -
             08/21/18; $9,931 FFCB, 6.100% - 8.160%
             due 11/04/04 - 12/07/04................       240,000

 100,000    Agreement with Deutsche Bank Securities,
             Inc., 5.23% dated 03/31/99 to be
             repurchased at $100,015 on 04/01/99
             collateralized by: $102,001 Concord
             Minutemen Capital Corporation
             Commercial Paper, due 04/01/99.........       100,000

 100,000    Agreement with Merrill Lynch Government
             Securities, Inc, 5.20% dated 03/31/99
             to be repurchased at $100,014 on
             04/01/99 collateralized by: $104,794
             Various Commercial Paper due
             04/28/99 - 05/21/99....................       100,000
                                                        ----------

            TOTAL REPURCHASE AGREEMENTS
             (Cost $440,000)........................       440,000
                                                        ----------


 SHARES                                                    VALUE
  (000)                                                    (000)
-------------------------------------------------------------------
            INVESTMENT COMPANIES -- 0.9%
  10,462    AIM Liquid Asset Portfolio...............    $   10,462
   2,917    AIM Prime Fund...........................         2,917
  52,280    Dreyfus Cash Management Plus Fund........        52,280
                                                         ----------
            TOTAL INVESTMENT COMPANIES
             (Cost $65,659)..........................        65,659
                                                         ----------

-------------------------------------------------------------------

                                                           VALUE
            TOTAL INVESTMENTS
             (Cost $7,280,640*)...............   98.2%   $7,280,640
                                                           --------
            OTHER ASSETS AND
             LIABILITIES (NET)................    1.8%
            Cash.....................................    $       82
            Receivable for investment securities
             sold....................................        24,800
            Receivable for Fund shares sold..........       124,823
            Interest receivable......................        30,755
            Prepaid expenses.........................            82
            Dividends payable........................       (16,170)
            Payable for Fund shares redeemed.........       (23,904)
            Investment advisory fee payable..........        (1,245)
            Administration fee payable...............          (553)
            Shareholder servicing and distribution
             fees payable............................        (1,514)
            Accrued Trustees'/Directors' fees and
             expenses................................          (217)
            Accrued expenses and other liabilities...        (1,146)
                                                         ----------
            TOTAL OTHER ASSETS AND
             LIABILITIES (NET).......................       135,793
                                                         ----------
            NET ASSETS........................  100.0%   $7,416,433
                                                         ==========
            NET ASSETS CONSIST OF:
            Distributions in excess of net investment
             income..................................    $       (1)
            Accumulated net realized loss on
             investments sold........................          (626)
            Paid-in capital..........................     7,417,060
                                                         ----------
            NET ASSETS...............................    $7,416,433
                                                         ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Prime Fund
   STATEMENT OF NET ASSETS  (CONTINUED)                           MARCH 31, 1999


                                                           VALUE
-------------------------------------------------------------------
            NET ASSET VALUE, OFFERING AND REDEMPTION
             PRICE PER SHARE
            PRIMARY A SHARES:
            ($3,153,371,862/3,153,843,554 shares
             outstanding)............................         $1.00
                                                         ==========
            PRIMARY B SHARES:
            ($81,648,973/81,652,442 shares
             outstanding)............................         $1.00
                                                         ==========
            INVESTOR A SHARES:
            ($695,703,375/695,805,014 shares
             outstanding)............................         $1.00
                                                         ==========
            INVESTOR B SHARES:
            ($738,672,927/738,781,526 shares
             outstanding)............................         $1.00
                                                         ==========
            INVESTOR C SHARES:
            ($11,037,478/11,039,406 shares
             outstanding)............................         $1.00
                                                         ==========
            DAILY SHARES:
            ($2,718,028,415/2,718,420,435 shares
             outstanding)............................         $1.00
                                                         ==========
            MARSICO SHARES:
            ($17,970,479/17,970,479 shares
             outstanding)............................         $1.00
                                                         ==========

---------------

  *  Aggregate cost for Federal tax purposes.
  + Floating rate security. The interest rate shown reflects the rate in effect at March 31, 1999.
 ++ Reset date. Interest rates reset either daily, weekly or monthly, quarterly or semi-annual.
 !!  Restricted Security (Note 5).
  @ Security subject to a demand feature which allows the fund to put the security back to the issuer within 7 to 180 calendar days.
  # Securities are not registered under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
 ## Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
   STATEMENT OF NET ASSETS  (CONTINUED)                           MARCH 31, 1999

ABBREVIATIONS:

   AMBAC        American Municipal Bond Assurance
                 Corporation
   AMT          Alternative Minimum Tax
   BAN          Bond Anticipation Note
   CFC          Cooperative Finance Corporation
   FGIC         Financial Guaranty Insurance Corporation
   FHLB         Federal Home Loan Bank
   FMAC         Federal Mortgage Acceptance Corporation
   FNMA         Federal National Mortgage Association
   FSA          Financial Security Assurance
   GNMA         Government National Mortgage Association
   GO           General Obligation
   GTD STD LNS  Guaranteed Student Loan
   GTY-AGMT     Guarantee Agreement
   IDR          Industrial Development Revenue
   LOC          Letter of Credit
   MBIA         Municipal Bond Insurance Association
   MTN          Medium Term Note
   PCR          Pollution Control Revenue
   SBPA         Standby Bond Purchase Agreement
   SLMA         Student Loan Marketing Association
   TAN          Tax Anticipation Note
   TRAN         Tax and Revenue Anticipation Note
   TVA          Tennessee Valley Authority

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

NATIONS FUNDS
   STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 1999

                                                                                       GOVERNMENT
                                                              TAX EXEMPT   TREASURY   MONEY MARKET    PRIME
                                                              ---------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................   $92,738     $146,302     $21,104      $371,923
                                                               -------     --------     -------      --------
EXPENSES:
Investment advisory fee.....................................    10,886       5,535        1,631        13,566
Administration fee..........................................     2,721       2,754          408         6,749
Transfer agent fees.........................................       433         500           51         1,067
Custodian fees..............................................       170         218           39           372
Legal and audit fees........................................       151         290           68           412
Registration and filing fees................................       192         203           75           161
Interest expense............................................         7          --           --            --
Trustees'/Directors' fees and expenses......................        15          15           15            15
Other.......................................................       264         203           65           389
                                                               -------     --------     -------      --------
    Subtotal................................................    14,839       9,718        2,352        22,731
Shareholder servicing and distribution fees:
  Primary B Shares..........................................        24          38            4            53
  Investor A Shares.........................................       442       5,250           74         6,148
  Investor B Shares.........................................       898       1,156          345         2,461
  Investor C Shares.........................................        78           9            3           133
  Daily Shares..............................................     1,277       1,273          247        10,025
  Marsico Shares............................................        --          --           --             7
                                                               -------     --------     -------      --------
    Total Expenses..........................................    17,558      17,444        3,025        41,558
Fees waived by investment adviser, administrator and/or
  distributor...............................................    (7,498)     (2,128)      (1,290)       (6,031)
Fees reduced by credits allowed by the custodian............        --          --*          (5)           (8)
                                                               -------     --------     -------      --------
    Net Expenses............................................    10,060      15,316        1,730        35,519
                                                               -------     --------     -------      --------
NET INVESTMENT INCOME.......................................    82,678     130,986       19,374       336,404
                                                               -------     --------     -------      --------
NET REALIZED GAIN/(LOSS) ON INVESTMENTS.....................       165          (9)           2            17
                                                               -------     --------     -------      --------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................   $82,843     $130,977     $19,376      $336,421
                                                               =======     ========     =======      ========

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
   STATEMENTS OF CHANGES IN NET ASSETS

                                                                        TAX EXEMPT
                                                              -------------------------------
                                                              YEAR ENDED          YEAR ENDED
                                                                3/31/99            3/31/98
                                                              -------------------------------
(IN THOUSANDS)
Net investment income.......................................  $   82,678          $   73,604
Net realized gain/(loss) on investments.....................         165                   1
                                                              ----------          ----------
Net increase/(decrease) in net assets resulting from
  operations................................................      82,843              73,605
Distributions to shareholders from net investment income:
  Primary A Shares..........................................     (65,819)            (58,608)
  Primary B Shares..........................................        (273)               (344)
  Investor A Shares.........................................      (3,650)             (4,960)
  Investor B Shares.........................................      (7,511)             (7,214)
  Investor C Shares.........................................        (964)             (2,076)
  Daily Shares..............................................      (4,469)               (400)
  Marsico Shares............................................          --                  --
Net increase/(decrease) in net assets from Fund share
  transactions..............................................     277,351             874,966
                                                              ----------          ----------
Net increase/(decrease) in net assets.......................     277,508             874,969
NET ASSETS:
Beginning of year...........................................   2,511,466           1,636,497
                                                              ----------          ----------
End of year.................................................  $2,788,974          $2,511,466
                                                              ==========          ==========
Undistributed net investment income/(distributions in excess
  of net investment income) at end of year..................  $       --          $        9
                                                              ==========          ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

            TREASURY             GOVERNMENT MONEY MARKET              PRIME
    -------------------------   -------------------------   -------------------------
    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
     3/31/99       3/31/98       3/31/99       3/31/98       3/31/99       3/31/98
-------------------------------------------------------------------------------------
    $ 130,986     $  169,377     $ 19,374      $ 18,385     $ 336,404     $  296,834
           (9)            --            2             2            17            (12)
    ----------    ----------     --------      --------     ----------    ----------
      130,977        169,377       19,376        18,387       336,421        296,822
      (35,810)       (64,676)     (12,220)      (13,732)     (144,712)      (181,469)
         (715)        (1,382)         (82)         (839)       (1,010)        (3,020)
      (70,376)       (57,323)        (991)       (1,215)      (87,660)       (71,233)
      (15,860)       (38,193)      (4,572)       (2,115)      (34,889)       (32,993)
         (182)          (507)         (65)         (152)       (2,729)        (4,581)
       (8,054)        (7,296)      (1,457)         (332)      (65,322)        (3,536)
           --             --           --            --           (83)            --
     (276,945)      (401,867)      86,342       (45,196)    1,815,548      1,241,743
    ----------    ----------     --------      --------     ----------    ----------
     (276,965)      (401,867)      86,331       (45,194)    1,815,564      1,241,733
    2,721,575      3,123,442      330,120       375,314     5,600,869      4,359,136
    ----------    ----------     --------      --------     ----------    ----------
    $2,444,610    $2,721,575     $416,451      $330,120     $7,416,433    $5,600,869
    ==========    ==========     ========      ========     ==========    ==========
           --
    $             $       10     $     --      $     13     $      (1)    $        1
    ==========    ==========     ========      ========     ==========    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
   STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED MARCH 31, 1999

                                                                        TREASURY
                                                                         (000)
                                                              ----------------------------
Cash flows from operating and investing activities:
  Investment income received................................  $   146,886
  Payment of operating expenses.............................      (15,038)
  Net proceeds from reverse repurchase agreements
    outstanding.............................................       53,670
  Net sales of short-term investments.......................      809,409
                                                              -----------
Cash provided by operating and investing activities.........                 $ 994,927
Cash flows from financing activities:
  Proceeds from shares sold@................................    6,919,973
  Payments on shares redeemed...............................   (7,805,552)
  Distributions paid*.......................................     (109,177)
                                                              -----------
Cash used by financing activities...........................                  (994,756)
                                                                             ---------
  Increase in cash..........................................                       171
  Cash at beginning of year.................................                        --
                                                                             ---------
  Cash at end of year.......................................                 $     171
                                                                             =========

RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS
  TO CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES:
Net decrease in net assets resulting from operations........                 $ 130,977
  Decrease in investments...................................  $   812,803
  Increase in payable for reverse repurchase agreement
    transactions............................................       53,670
  Increase in interest and dividends receivable.............       (2,801)
  Decrease in other assets..................................          118
  Increase in accrued expenses and other payables...........          160
                                                              -----------
Cash provided by operating and investing activities.........                 $ 994,927
                                                                             =========

---------------
 * Non-cash activities include reinvestment of dividends of $21,530.

@ Non-cash activities include shares issued in exchange for shares of Emerald
  Treasury Fund of $875,235.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
   SCHEDULES OF CAPITAL STOCK ACTIVITY*

                                                                     TAX EXEMPT                         TREASURY
                                                             YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                           MARCH 31, 1999   MARCH 31, 1998   MARCH 31, 1999   MARCH 31, 1998
                                                           -----------------------------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold...................................................   $ 2,239,774      $ 1,930,603      $   745,038      $ 1,681,502
  Issued in exchange for Pilot Shares of Pilot (Note 8):
    Short-Term U.S. Treasury Fund........................            --               --               --        1,227,239
    Short-Term Tax Exempt Diversified Fund...............            --          374,107               --               --
    Missouri Short-Term Tax Exempt Fund..................            --          194,197               --               --
  Issued in exchange for Institutional Shares of Emerald
    (Note 8):
    Tax-Exempt Fund......................................       111,309               --               --               --
    Treasury Fund........................................            --               --          280,819               --
  Issued in exchange for assets of Nationsbank Common
    Trust Municipal Temp Fund (Note 8)...................        52,112               --               --               --
  Issued as reinvestment of dividends....................         1,384            1,082               68              356
  Redeemed...............................................    (2,273,641)      (1,683,269)        (874,634)      (3,639,485)
                                                            -----------      -----------      -----------      -----------
  Net increase/(decrease)................................   $   130,938      $   816,720      $   151,291      $  (730,388)
                                                            ===========      ===========      ===========      ===========
PRIMARY B SHARES:
  Sold...................................................   $    35,307      $    33,933      $    49,612      $   119,961
  Issued as reinvestment of dividends....................             1               --               --               23
  Redeemed...............................................       (33,799)         (38,357)         (41,055)        (163,388)
                                                            -----------      -----------      -----------      -----------
  Net increase/(decrease)................................   $     1,509      $    (4,424)     $     8,557      $   (43,404)
                                                            ===========      ===========      ===========      ===========
INVESTOR A SHARES:
  Sold...................................................   $   515,758      $   531,649      $ 3,421,643      $ 3,672,012
  Issued in exchange for Service Shares of Emerald (Note
    8):
    Tax-Exempt Fund......................................           551               --               --               --
    Treasury Fund........................................            --               --          518,802               --
  Issued as reinvestment of dividends....................         3,340            4,811            7,103            4,901
  Redeemed...............................................      (637,759)        (509,996)      (4,132,631)      (3,034,972)
                                                            -----------      -----------      -----------      -----------
  Net increase/(decrease)................................   $  (118,110)     $    26,464      $  (185,083)     $   641,941
                                                            ===========      ===========      ===========      ===========
INVESTOR B SHARES:
  Sold...................................................   $   718,176      $   726,068      $ 2,050,523      $ 8,652,481
  Issued in exchange for Administration Shares of Pilot
    (Note 8):
    Short-Term U.S. Treasury Fund........................            --               --               --          237,343
    Short-Term Tax Exempt Diversified Fund...............            --           10,606               --               --
    Missouri Short-Term Tax Exempt Fund..................            --           11,941               --               --
  Issued as reinvestment of dividends....................         6,745            6,340            8,372           12,703
  Redeemed...............................................      (715,284)        (733,713)      (2,343,796)      (9,328,944)
                                                            -----------      -----------      -----------      -----------
  Net increase/(decrease)................................   $     9,637      $    21,242      $  (284,901)     $  (426,417)
                                                            ===========      ===========      ===========      ===========
INVESTOR C SHARES:
  Sold...................................................   $    77,602      $   201,254      $     8,917      $    23,432
  Issued as reinvestment of dividends....................           894            2,046              175              510
  Redeemed...............................................      (145,795)        (198,544)         (17,212)         (29,515)
                                                            -----------      -----------      -----------      -----------
  Net increase/(decrease)................................   $   (67,299)     $     4,756      $    (8,120)     $    (5,573)
                                                            ===========      ===========      ===========      ===========
DAILY SHARES:
  Sold...................................................   $   579,655      $   185,935      $   668,946      $ 1,965,123
  Issued in exchange for Investor Shares of Pilot (Note
    8):
    Short-Term U.S. Treasury Fund........................            --               --               --          155,072
    Short-Term Tax Exempt Diversified Fund...............            --            7,245               --               --
    Missouri Short-Term Tax Exempt Fund..................            --           20,642               --               --
  Issued in exchange for Retail Shares of Emerald (Note
    8):
    Tax-Exempt Fund......................................        58,840               --               --               --
    Treasury Fund........................................            --               --           75,614               --
  Issued as reinvestment of dividends....................         4,438              379            5,812            6,888
  Redeemed...............................................      (322,257)        (203,993)        (709,061)      (1,965,109)
                                                            -----------      -----------      -----------      -----------
  Net increase/(decrease)................................   $   320,676      $    10,208      $    41,311      $   161,974
                                                            ===========      ===========      ===========      ===========
Total net increase/(decrease)............................   $   277,351      $   874,966      $  (276,945)     $  (401,867)
                                                            ===========      ===========      ===========      ===========

---------------

 * Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                               GOVERNMENT MONEY MARKET                    PRIME
                                                             YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                           MARCH 31, 1999   MARCH 31, 1998   MARCH 31, 1999   MARCH 31, 1998
                                                           -----------------------------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold...................................................   $   799,733      $   930,668      $ 2,884,029      $ 4,016,048
  Issued in exchange for:
    Pilot Shares of Pilot Short-Term Diversified Assets
      Fund (Note 8)......................................            --               --               --        1,539,899
    Institutional Shares of Emerald Prime Fund (Note
      8).................................................            --               --          351,001               --
  Issued as reinvestment of dividends....................            14               67            3,278            4,159
  Redeemed...............................................      (741,571)      (1,012,632)      (2,937,008)      (5,241,556)
                                                            -----------      -----------      -----------      -----------
  Net increase/(decrease)................................   $    58,176      $   (81,897)     $   301,300      $   318,550
                                                            ===========      ===========      ===========      ===========
PRIMARY B SHARES:
  Sold...................................................   $     6,527      $   136,817      $   184,200      $   294,929
  Issued as reinvestment of dividends....................            --               --               --               42
  Redeemed...............................................        (7,041)        (154,457)        (110,683)        (470,877)
                                                            -----------      -----------      -----------      -----------
  Net increase/(decrease)................................   $      (514)     $   (17,640)     $    73,517      $  (175,906)
                                                            ===========      ===========      ===========      ===========
INVESTOR A SHARES:
  Sold...................................................   $    88,851      $   110,875      $ 6,032,561      $ 4,691,456
  Issued in exchange for Service Shares of Emerald Prime
    Fund.................................................            --               --        1,222,395               --
  Issued as reinvestment of dividends....................           920            1,153           60,480           68,508
  Redeemed...............................................       (99,654)        (106,939)      (8,326,879)      (4,210,795)
                                                            -----------      -----------      -----------      -----------
  Net increase/(decrease)................................   $    (9,883)     $     5,089      $(1,011,443)     $   549,169
                                                            ===========      ===========      ===========      ===========
INVESTOR B SHARES:
  Sold...................................................   $ 1,221,157      $   362,572      $ 3,900,160      $ 4,419,707
  Issued in exchange for Administration Shares of Pilot
    Short-Term Diversified Assets Fund (Note 8)..........            --               --               --          239,008
  Issued as reinvestment of dividends....................         3,747            1,793           31,563           28,891
  Redeemed...............................................    (1,219,880)        (315,047)      (4,037,571)      (4,224,135)
                                                            -----------      -----------      -----------      -----------
  Net increase/(decrease)................................   $     5,024      $    49,318      $  (105,848)     $   463,471
                                                            ===========      ===========      ===========      ===========
INVESTOR C SHARES:
  Sold...................................................   $     1,991      $     6,191      $   105,867      $   232,102
  Issued as reinvestment of dividends....................            62              149            2,522            4,454
  Redeemed...............................................        (5,380)          (5,113)        (193,462)        (234,077)
                                                            -----------      -----------      -----------      -----------
  Net increase/(decrease)................................   $    (3,327)     $     1,227      $   (85,073)     $     2,479
                                                            ===========      ===========      ===========      ===========
DAILY SHARES:
  Sold...................................................   $   630,871      $   119,962      $ 3,067,562      $   611,273
  Issued in exchange for:
    Investor Shares of Pilot Short-Term Diversified
      Assets Fund (Note 8)...............................            --               --               --           75,676
    Retail Shares of Emerald Prime Fund (Note 8).........            --               --          601,006               --
  Issued as reinvestment of dividends....................         1,438              324           64,860            3,483
  Redeemed...............................................      (595,443)        (121,579)      (1,108,303)        (606,452)
                                                            -----------      -----------      -----------      -----------
  Net increase/(decrease)................................   $    36,866      $    (1,293)     $ 2,625,125      $    83,980
                                                            ===========      ===========      ===========      ===========
MARSICO SHARES:@
  Sold...................................................   $        --      $        --      $    22,087      $        --
  Issued as reinvestment of dividends....................            --               --               23               --
  Redeemed...............................................            --               --           (4,140)              --
                                                            -----------      -----------      -----------      -----------
  Net increase/(decrease)................................   $        --      $        --      $    17,970      $        --
                                                            ===========      ===========      ===========      ===========
Total net increase/(decrease)............................   $    86,342      $   (45,196)     $ 1,815,548      $ 1,241,743
                                                            ===========      ===========      ===========      ===========

---------------

* Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

@ Marsico Shares commenced operations on January 26, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

NATIONS FUNDS
   FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                   NET ASSET                                DIVIDENDS                TOTAL
                                                     VALUE                NET                FROM NET              DIVIDENDS
                                                   BEGINNING           INVESTMENT           INVESTMENT                AND
                                                    OF YEAR              INCOME               INCOME             DISTRIBUTIONS
                                                   ---------------------------------------------------------------------------
TAX EXEMPT
PRIMARY A
Year ended 3/31/1999.............................    $1.00              $0.0312              $(0.0312)             $(0.0312)
Year ended 3/31/1998.............................     1.00               0.0345               (0.0345)              (0.0345)
Year ended 3/31/1997.............................     1.00               0.0324               (0.0324)              (0.0324)
Period ended 3/31/1996(a)........................     1.00               0.0112               (0.0112)              (0.0112)
Year ended 11/30/1995............................     1.00               0.0361               (0.0361)              (0.0361)
Year ended 11/30/1994............................     1.00               0.0257               (0.0257)              (0.0257)
PRIMARY B
Year ended 3/31/1999.............................    $1.00              $0.0288              $(0.0288)             $(0.0288)
Year ended 3/31/1998.............................     1.00               0.0320               (0.0320)              (0.0320)
Year ended 3/31/1997.............................     1.00               0.0300               (0.0300)              (0.0300)
Period ended 3/31/1996(a)........................     1.00               0.0104               (0.0104)              (0.0104)
Year ended 11/30/1995............................     1.00               0.0335               (0.0335)              (0.0335)
Period ended 11/30/1994 *........................     1.00               0.0116               (0.0116)              (0.0116)
INVESTOR A
Year ended 3/31/1999.............................    $1.00              $0.0278              $(0.0278)             $(0.0278)
Year ended 3/31/1998.............................     1.00               0.0316               (0.0316)              (0.0316)
Year ended 3/31/1997.............................     1.00               0.0300               (0.0300)              (0.0300)
Period ended 3/31/1996(a)........................     1.00               0.0104               (0.0104)              (0.0104)
Year ended 11/30/1995............................     1.00               0.0335               (0.0335)              (0.0335)
Year ended 11/30/1994............................     1.00               0.0231               (0.0231)              (0.0231)
INVESTOR B
Year ended 3/31/1999.............................    $1.00              $0.0293              $(0.0293)             $(0.0293)
Year ended 3/31/1998.............................     1.00               0.0325               (0.0325)              (0.0325)
Year ended 3/31/1997.............................     1.00               0.0307               (0.0307)              (0.0307)
Period ended 3/31/1996(a)........................     1.00               0.0106               (0.0106)              (0.0106)
Year ended 11/30/1995............................     1.00               0.0342               (0.0342)              (0.0342)
Period ended 11/30/1994 *........................     1.00               0.0141               (0.0141)              (0.0141)
INVESTOR C
Year ended 3/31/1999.............................    $1.00              $0.0288              $(0.0288)             $(0.0288)
Year ended 3/31/1998.............................     1.00               0.0323               (0.0323)              (0.0323)
Year ended 3/31/1997.............................     1.00               0.0311               (0.0311)              (0.0311)
Period ended 3/31/1996 (a).......................     1.00               0.0107               (0.0107)              (0.0107)
Year ended 11/30/1995............................     1.00               0.0346               (0.0346)              (0.0346)
Period ended 11/30/1994 *........................     1.00               0.0203               (0.0203)              (0.0203)
DAILY SHARES
Year ended 3/31/1999.............................    $1.00              $0.0263              ($0.0263)             ($0.0263)
Year ended 3/31/1998.............................     1.00               0.0295               (0.0295)              (0.0295)
Year ended 3/31/1997.............................     1.00               0.0270               (0.0270)              (0.0270)
Period ended 3/31/1996(a)........................     1.00               0.0090               (0.0090)              (0.0090)
Period ended 11/30/1995 *........................     1.00               0.0243               (0.0243)              (0.0243)

---------------

 * Tax Exempt Primary B, Investor B, Investor C and Daily Shares commenced operations on June 16, 1994, May 17, 1994, March 7, 1994 and February 10, 1995, respectively.

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                               ------------------------------------------------
                                                                                  OPERATING
                                 NET ASSETS                                   EXPENSES WITHOUT
    NET ASSET VALUE    TOTAL     END OF YEAR    OPERATING    NET INVESTMENT    WAIVERS AND/OR
      END OF YEAR     RETURN++      (000)       EXPENSES         INCOME        REIMBURSEMENTS
-----------------------------------------------------------------------------------------------
         $1.00          3.17%    $2,132,148       0.30%(b)        3.11%              0.55%(b)
          1.00          3.48      2,001,083       0.30(b)         3.43               0.56(b)
          1.00          3.29      1,184,313       0.30            3.25               0.55
          1.00          1.12      1,078,764       0.30+           3.35+              0.58+
          1.00          3.68        905,125       0.30            3.62               0.57
          1.00          2.60        820,677       0.27            2.59               0.59
         $1.00          2.91%    $   10,236       0.55%(b)        2.86%              0.80%(b)
          1.00          3.22          8,726       0.55(b)         3.18               0.81(b)
          1.00          3.04         13,151       0.55            3.00               0.80
          1.00          1.04          9,370       0.55+           3.10+              0.83+
          1.00          3.39         11,666       0.55            3.37               0.82
          1.00          1.17         18,207       0.52+           2.34+              0.84+
         $1.00          2.81%    $   53,693       0.65%(b)        2.76%              0.90%(b)
          1.00          3.20        171,786       0.58(b)         3.15               0.84(b)
          1.00          3.04        145,337       0.55            3.00               0.80
          1.00          1.04        128,414       0.55+           3.10+              0.83+
          1.00          3.40        126,207       0.55            3.37               0.82
          1.00          2.36        151,714       0.52            2.34               0.84
         $1.00          2.97%    $  259,469       0.50%(b)        2.91%              0.90%(b)
          1.00          3.30        249,819       0.50(b)         3.23               0.76(b)
          1.00          3.11        228,601       0.50            3.05               0.75
          1.00          1.06        132,914      0.50+           3.15+               0.78+
          1.00          3.47         86,374       0.50            3.42               0.77
          1.00          1.43              3       0.47+           2.39+              0.79+
         $1.00          2.91%    $      218       0.55%(b)        2.86%              0.80%(b)
          1.00          3.26         67,511       0.48(b)         3.25               0.74(b)
          1.00          3.15         62,761       0.45            3.10               0.70
          1.00          1.07         66,743       0.45+           3.20+              0.73+
          1.00          3.52         41,409       0.45            3.47               0.72
          1.00          2.05         25,704       0.42+           2.44+              0.74+
         $1.00          2.66%    $  333,210       0.80%(b)        2.61%              1.25%(b)
          1.00          2.98         12,541       0.80(b)         2.93               1.06(b)
          1.00          2.73          2,334       0.80            2.75               1.05
          1.00          0.91              2       0.69+           2.96+              0.97+
          1.00          2.61              2      0.45+            3.47+              0.72+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
   FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                         NET ASSET                          DIVIDENDS              TOTAL
                                                           VALUE             NET             FROM NET            DIVIDENDS
                                                         BEGINNING        INVESTMENT        INVESTMENT              AND
                                                          OF YEAR           INCOME            INCOME           DISTRIBUTIONS
                                                         -------------------------------------------------------------------
TREASURY
PRIMARY A
Year ended 3/31/1999...................................    $1.00           $0.0499           $(0.0499)           $(0.0499)
Year ended 3/31/1998...................................     1.00            0.0531            (0.0531)            (0.0531)
Year ended 3/31/1997...................................     1.00            0.0509            (0.0509)            (0.0509)
Period ended 3/31/1996(a)..............................     1.00            0.0458            (0.0458)#           (0.0458)
Year ended 5/31/1995...................................     1.00            0.0494            (0.0494)#           (0.0494)
Year ended 5/31/1994...................................     1.00            0.0297            (0.0297)            (0.0297)
PRIMARY B
Year ended 3/31/1999...................................    $1.00           $0.0474           $(0.0474)           $(0.0474)
Year ended 3/31/1998...................................     1.00            0.0506            (0.0506)            (0.0506)
Year ended 3/31/1997...................................     1.00            0.0484            (0.0484)            (0.0484)
Period ended 3/31/1996(a)..............................     1.00            0.0437            (0.0437)#           (0.0437)
Period ended 5/31/1995 *...............................     1.00            0.0449            (0.0449)#           (0.0449)
INVESTOR A
Year ended 3/31/1999...................................    $1.00           $0.0464           $(0.0464)           $(0.0464)
Year ended 3/31/1998...................................     1.00            0.0496            (0.0496)            (0.0496)
Year ended 3/31/1997...................................     1.00            0.0474            (0.0474)            (0.0474)
Period ended 3/31/1996(a)..............................     1.00            0.0429            (0.0429)#           (0.0429)
Year ended 5/31/1995...................................     1.00            0.0457            (0.0457)#           (0.0457)
Year ended 5/31/1994...................................     1.00            0.0262            (0.0262)            (0.0262)
INVESTOR B
Year ended 3/31/1999...................................    $1.00           $0.0474           $(0.0474)           $(0.0474)
Year ended 3/31/1998...................................     1.00            0.0506            (0.0506)            (0.0506)
Year ended 3/31/1997...................................     1.00            0.0484            (0.0484)            (0.0484)
Period ended 3/31/1996(a)..............................     1.00            0.0437            (0.0437)#           (0.0437)
Year ended 5/31/1995...................................     1.00            0.0468            (0.0468)#           (0.0468)
Period ended 5/31/1994*................................     1.00            0.0015            (0.0015)            (0.0015)
INVESTOR C
Year ended 3/31/1999...................................    $1.00           $0.0474           $(0.0474)           $(0.0474)
Year ended 3/31/1998...................................     1.00            0.0506            (0.0506)            (0.0506)
Year ended 3/31/1997...................................     1.00            0.0484            (0.0484)            (0.0484)
Period ended 3/31/1996(a)..............................     1.00            0.0437            (0.0437)#           (0.0437)
Year ended 5/31/1995...................................     1.00            0.0468            (0.0468)#           (0.0468)
Period ended 5/31/1994*................................     1.00            0.0019            (0.0019)            (0.0019)
DAILY SHARES
Year ended 3/31/1999...................................    $1.00           $0.0449           $(0.0449)           $(0.0449)
Year ended 3/31/1998...................................     1.00            0.0481            (0.0481)            (0.0481)
Year ended 3/31/1997...................................     1.00            0.0455            (0.0455)            (0.0455)
Period ended 3/31/1996(a)..............................     1.00            0.0404            (0.0404)            (0.0404)
Period ended 5/31/1995*................................     1.00            0.0167            (0.0167)            (0.0167)

---------------

 * Treasury Primary B, Investor B, Investor C and Daily Shares commenced operations on June 16, 1994, May 16, 1994, May 11, 1994 and February 9, 1995, respectively.

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Amount includes distributions from net realized gains of less than $0.0001 per share.

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

(b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                               RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                               ---------------------------------------------
                                                                               OPERATING
                                 NET ASSETS                                 EXPENSES WITHOUT
    NET ASSET VALUE    TOTAL     END OF YEAR   OPERATING   NET INVESTMENT    WAIVERS AND/OR
      END OF YEAR     RETURN++      (000)       EXPENSE        INCOME        REIMBURSEMENTS
--------------------------------------------------------------------------------------------
         $1.00          5.10%    $  766,456      0.30%(b)       5.01%             0.35%(b)
          1.00          5.43        615,185      0.30           5.31              0.35
          1.00          5.22      1,345,585      0.30           5.09              0.35
          1.00          4.67        821,030      0.30+          5.52+            0.37+
          1.00          5.05      2,896,868      0.30           4.99              0.35
          1.00          2.99      2,679,992      0.30           2.97              0.36
         $1.00          4.84%    $   20,315      0.55%(b)       4.76%             0.60%(b)
          1.00          5.18         11,764      0.55           5.06              0.60
          1.00          4.96         55,170      0.55           4.84              0.60
          1.00          4.46         47,488      0.55+          5.27+            0.62+
          1.00          4.56         56,815      0.55+          4.74+            0.60+
         $1.00          4.74%    $1,176,233      0.65%(b)       4.66%             0.70%(b)
          1.00          5.06      1,361,214      0.65           4.96              0.70
          1.00          4.85        719,199      0.65           4.74              0.70
          1.00          4.36         89,584     0.65+          5.17+             0.72+
          1.00          4.65        107,475      0.67           4.62              0.72
          1.00          2.67         74,195      0.65           2.62              0.71
         $1.00          4.84%    $  261,840      0.55%(b)       4.76%             0.70%(b)
          1.00          5.18        546,833      0.55           5.06              0.60
          1.00          4.96        973,297      0.55           4.84              0.60
          1.00          4.46      1,525,048      0.55+          5.27+            0.62+
          1.00          4.76         52,564      0.56           4.73              0.61
          1.00          0.14              2      0.55+          2.72+            0.61+
         $1.00          4.84%    $      175      0.55%(b)       4.76%             0.60%(b)
          1.00          5.18          8,295      0.55           5.06              0.60
          1.00          4.96         13,868      0.55           4.84              0.60
          1.00          4.46          8,783      0.55+          5.27+            0.62+
          1.00          4.76          6,373      0.56           4.73              0.61
          1.00          0.19            191      0.55+          2.72+            0.61+
         $1.00          4.58%    $  219,592      0.80%(b)       4.51%             1.05%(b)
          1.00          4.92        178,284      0.80           4.81              0.85
          1.00          4.66         16,323      0.80           4.59              0.85
          1.00          4.09              2      0.64+          5.18+            0.71+
          1.00          1.67              2      0.55+          4.74+            0.60+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
   FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                           NET ASSET                          DIVIDENDS             TOTAL
                                                             VALUE             NET             FROM NET           DIVIDENDS
                                                           BEGINNING        INVESTMENT        INVESTMENT             AND
                                                            OF YEAR           INCOME            INCOME          DISTRIBUTIONS
                                                           ------------------------------------------------------------------
GOVERNMENT MONEY MARKET
PRIMARY A
Year ended 3/31/1999.....................................    $1.00           $0.0497           $(0.0497)          $(0.0497)
Year ended 3/31/1998.....................................     1.00            0.0524            (0.0524)           (0.0524)
Year ended 3/31/1997.....................................     1.00            0.0503            (0.0503)           (0.0503)
Period ended 3/31/1996(a)................................     1.00            0.0173            (0.0173)           (0.0173)
Year ended 11/30/1995....................................     1.00            0.0558            (0.0558)           (0.0558)
Year ended 11/30/1994....................................     1.00            0.0375            (0.0375)#          (0.0375)
PRIMARY B
Year ended 3/31/1999.....................................    $1.00           $0.0472           $(0.0472)          $(0.0472)
Year ended 3/31/1998.....................................     1.00            0.0499            (0.0499)           (0.0499)
Year ended 3/31/1997.....................................     1.00            0.0478            (0.0478)           (0.0478)
Period ended 3/31/1996(a)................................     1.00            0.0165            (0.0165)           (0.0165)
Year ended 11/30/1995....................................     1.00            0.0533            (0.0533)           (0.0533)
Period ended 11/30/1994*.................................     1.00            0.0200            (0.0200)#          (0.0200)
INVESTOR A
Year ended 3/31/1999.....................................    $1.00           $0.0462           $(0.0462)          $(0.0462)
Year ended 3/31/1998.....................................     1.00            0.0489            (0.0489)           (0.0489)
Year ended 3/31/1997.....................................     1.00            0.0468            (0.0468)           (0.0468)
Period ended 3/31/1996(a)................................     1.00            0.0162            (0.0162)           (0.0162)
Year ended 11/30/1995....................................     1.00            0.0522            (0.0522)           (0.0522)
Year ended 11/30/1994....................................     1.00            0.0340            (0.0340)#          (0.0340)
INVESTOR B
Year ended 3/31/1999.....................................    $1.00           $0.0472           $(0.0472)          $(0.0472)
Year ended 3/31/1998.....................................     1.00            0.0499            (0.0499)           (0.0499)
Year ended 3/31/1997.....................................     1.00            0.0478            (0.0478)           (0.0478)
Period ended 3/31/1996(a)................................     1.00            0.0165            (0.0165)           (0.0165)
Year ended 11/30/1995....................................     1.00            0.0532            (0.0532)           (0.0532)
Period ended 11/30/1994*.................................     1.00            0.0222            (0.0222)#          (0.0222)
INVESTOR C
Year ended 3/31/1999.....................................    $1.00           $0.0472           $(0.0472)          $(0.0472)
Year ended 3/31/1998.....................................     1.00            0.0499            (0.0499)           (0.0499)
Year ended 3/31/1997.....................................     1.00            0.0478            (0.0478)           (0.0478)
Period ended 3/31/1996(a)................................     1.00            0.0165            (0.0165)           (0.0165)
Year ended 11/30/1995....................................     1.00            0.0532            (0.0532)           (0.0532)
Period ended 11/30/1994*.................................     1.00            0.0290            (0.0290)#          (0.0290)
DAILY SHARES
Year ended 3/31/1999.....................................    $1.00           $0.0447           $(0.0447)          $(0.0447)
Year ended 3/31/1998.....................................     1.00            0.0474            (0.0474)           (0.0474)
Year ended 3/31/1997.....................................     1.00            0.0453            (0.0453)           (0.0453)
Period ended 3/31/1996(a)................................     1.00            0.0157            (0.0157)           (0.0157)
Period ended 11/30/1995*.................................     1.00            0.0418            (0.0418)           (0.0418)

---------------

 * Government Money Market Primary B, Investor B, Investor C and Daily Shares commenced operations on June 16, 1994, May 17, 1994, March 21, 1994 and February 10, 1995, respectively.

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Amount includes distributions from net realized gains of less than $0.0001 per share.

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

(b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                               RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                               ---------------------------------------------
                                                                               OPERATING
                                 NET ASSETS                                 EXPENSES WITHOUT
    NET ASSET VALUE    TOTAL     END OF YEAR   OPERATING   NET INVESTMENT    WAIVERS AND/OR
      END OF YEAR     RETURN++      (000)       EXPENSE        INCOME        REIMBURSEMENTS
--------------------------------------------------------------------------------------------
         $1.00          5.08%     $275,677       0.30%(b)       4.97%             0.58%(b)
          1.00          5.39       217,506       0.30           5.25              0.59
          1.00          5.18       299,395       0.30           5.03              0.57
          1.00          1.74       336,771       0.30+          5.20+            0.59+
          1.00          5.72       332,895       0.30           5.58              0.57
          1.00          3.84       432,729       0.30           3.79              0.59
         $1.00          4.82%     $  1,298       0.55%(b)       4.72%             0.83%(b)
          1.00          5.12         1,812       0.55           5.00              0.84
          1.00          4.93        19,450       0.55           4.78              0.82
          1.00          1.66        31,581       0.55+          4.95+            0.84+
          1.00          5.45        27,122       0.55           5.33              0.82
          1.00          2.02        72,747       0.55+          3.54+            0.84+
         $1.00          4.72%     $ 13,924       0.65%(b)       4.62%             0.93%(b)
          1.00          5.01        23,806       0.65           4.90              0.94
          1.00          4.80        18,717       0.65           4.68              0.92
          1.00          1.62        48,742       0.65+          4.85+            0.94+
          1.00          5.34        26,175       0.65           5.23              0.92
          1.00          3.45        20,173       0.65           3.44              0.94
         $1.00          4.82%     $ 82,080       0.55%(b)       4.72%             0.93%(b)
          1.00          5.12        77,060       0.55           5.00              0.84
          1.00          4.93        27,750       0.55           4.78              0.82
          1.00          1.66        62,617       0.55+          4.95+            0.84+
          1.00          5.45        27,079       0.55           5.33              0.82
          1.00          2.24        11,955       0.55+          3.54+            0.84+
         $1.00          4.82%     $     42       0.55%(b)       4.72%             0.83%(b)
          1.00          5.12         3,369       0.55           5.00              0.84
          1.00          4.93         2,142       0.55           4.78              0.82
          1.00          1.66         1,731       0.55+          4.95+            0.84+
          1.00          5.44         4,414       0.55           5.33              0.82
          1.00          2.94           476       0.55+          3.54+            0.84+
         $1.00          4.56%     $ 43,430       0.80%(b)       4.47%             1.28%(b)
          1.00          4.85         6,567       0.80           4.75              1.09
          1.00          4.63         7,860       0.80           4.53              1.07
          1.00          1.58             2       0.71+          4.79+            1.00+
          1.00          4.38             2       0.55+          5.33+            0.82+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
   FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                          NET ASSET                           DIVIDENDS             TOTAL
                                                            VALUE             NET             FROM NET            DIVIDENDS
                                                          BEGINNING        INVESTMENT        INVESTMENT              AND
                                                           OF YEAR           INCOME            INCOME           DISTRIBUTIONS
                                                          -------------------------------------------------------------------
PRIME
PRIMARY A
Year ended 3/31/1999..................................      $1.00           $0.0521           $(0.0521)           $(0.0521)
Year ended 3/31/1998..................................       1.00            0.0547            (0.0547)            (0.0547)
Year ended 3/31/1997..................................       1.00            0.0520            (0.0520)            (0.0520)
Period ended 3/31/1996(a).............................       1.00            0.0468            (0.0468)            (0.0468)
Year ended 5/31/1995..................................       1.00            0.0519            (0.0519)            (0.0519)
Year ended 5/31/1994..................................       1.00            0.0318            (0.0318)            (0.0318)
PRIMARY B
Year ended 3/31/1999..................................      $1.00           $0.0496           $(0.0496)           $(0.0496)
Year ended 3/31/1998..................................       1.00            0.0522            (0.0522)            (0.0522)
Year ended 3/31/1997..................................       1.00            0.0495            (0.0495)            (0.0495)
Period ended 3/31/1996(a).............................       1.00            0.0447            (0.0447)            (0.0447)
Period ended 5/31/1995*...............................       1.00            0.0474            (0.0474)            (0.0474)
INVESTOR A
Year ended 3/31/1999..................................      $1.00           $0.0486           $(0.0486)           $(0.0486)
Year ended 3/31/1998..................................       1.00            0.0512            (0.0512)            (0.0512)
Year ended 3/31/1997..................................       1.00            0.0485            (0.0485)            (0.0485)
Period ended 3/31/1996(a).............................       1.00            0.0438            (0.0438)            (0.0438)
Year ended 5/31/1995..................................       1.00            0.0475            (0.0475)            (0.0475)
Year ended 5/31/1994..................................       1.00            0.0283            (0.0283)            (0.0283)
INVESTOR B
Year ended 3/31/1999..................................      $1.00           $0.0496           $(0.0496)           $(0.0496)
Year ended 3/31/1998..................................       1.00            0.0522            (0.0522)            (0.0522)
Year ended 3/31/1997..................................       1.00            0.0495            (0.0495)            (0.0495)
Period ended 3/31/1996(a).............................       1.00            0.0447            (0.0447)            (0.0447)
Year ended 5/31/1995..................................       1.00            0.0493            (0.0493)            (0.0493)
Period ended 5/31/1994*...............................       1.00            0.0015            (0.0015)            (0.0015)
INVESTOR C
Year ended 3/31/1999..................................      $1.00           $0.0496           $(0.0496)           $(0.0496)
Year ended 3/31/1998..................................       1.00            0.0522            (0.0522)            (0.0522)
Year ended 3/31/1997..................................       1.00            0.0495            (0.0495)            (0.0495)
Period ended 3/31/1996(a).............................       1.00            0.0447            (0.0447)            (0.0447)
Year ended 5/31/1995..................................       1.00            0.0493            (0.0493)            (0.0493)
Period ended 5/31/1994*...............................       1.00            0.0155            (0.0155)            (0.0155)
DAILY SHARES
Year ended 3/31/1999..................................      $1.00           $0.0471           $(0.0471)           $(0.0471)
Year ended 3/31/1998..................................       1.00            0.0497            (0.0497)            (0.0497)
Year ended 3/31/1997..................................       1.00            0.0470            (0.0470)            (0.0470)
Period ended 3/31/1996(a).............................       1.00            0.0439            (0.0439)            (0.0439)
Period ended 5/31/1995*...............................       1.00            0.0173            (0.0173)            (0.0173)
MARSICO SHARES
Period ended 3/31/1999*...............................      $1.00           $0.0080           $(0.0080)           $(0.0080)

---------------

 * Prime Primary B, Investor B, Investor C, Daily Shares and Marsico Shares commenced operations on June 16, 1994, May 11, 1994, November 26, 1993, February 9, 1995 and January 26, 1999, respectively.

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

(b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                               RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                               ---------------------------------------------
                                                                               OPERATING
                                 NET ASSETS                                 EXPENSES WITHOUT
    NET ASSET VALUE    TOTAL     END OF YEAR   OPERATING   NET INVESTMENT    WAIVERS AND/OR
      END OF YEAR     RETURN++      (000)       EXPENSE        INCOME        REIMBURSEMENTS
    ----------------------------------------------------------------------------------------
         $1.00          5.34%    $3,153,372      0.30%(b)       5.21%             0.34%(b)
          1.00          5.61      2,852,555      0.30           5.48              0.35
          1.00          5.34      2,533,688      0.30           5.21              0.35
          1.00          4.79      2,472,469      0.30+          5.62+             0.37+
          1.00          5.32      2,873,096      0.30           5.23              0.38
          1.00          3.22      2,883,762      0.30           3.20              0.37
         $1.00          5.08%    $   81,649      0.55%(b)       4.96%             0.59%(b)
          1.00          5.34          8,132      0.55           5.23              0.60
          1.00          5.05        184,021      0.55           4.96              0.60
          1.00          4.57         96,305      0.55+          5.37+             0.62+
          1.00          4.84        126,120      0.55+          4.98+             0.63+
         $1.00          4.91%    $  695,703      0.65%(b)       4.86%             0.69%(b)
          1.00          5.24      1,706,692      0.65           5.13              0.70
          1.00          4.96      1,157,724      0.65           4.86              0.70
          1.00          4.48      1,099,490      0.65+          5.27+             0.72+
          1.00          4.85        698,358      0.75           4.78              0.83
          1.00          2.86        511,833      0.65           2.85              0.72
         $1.00          5.02%    $  738,673      0.55%(b)       4.96%             0.69%(b)
          1.00          5.34        844,367      0.55           5.23              0.60
          1.00          5.05        381,015      0.55           4.96              0.60
          1.00          4.57        358,646      0.55+          5.37+             0.62+
          1.00          5.03        216,973      0.56           4.97              0.64
          1.00          0.15              2      0.55+          2.95+             0.62+
         $1.00          5.02%    $   11,037      0.55%(b)       4.96%             0.59%(b)
          1.00          5.34         96,149      0.55           5.23              0.60
          1.00          5.05         93,678      0.55           4.96              0.60
          1.00          4.57         74,822      0.55+          5.37+             0.62+
          1.00          5.03         53,451      0.56           4.97              0.64
          1.00          1.58          1,481      0.55+          2.95+             0.62+
         $1.00          4.75%    $2,718,028      0.80%(b)       4.71%             1.04%(b)
          1.00          5.08         92,974      0.80           4.98              0.85
          1.00          4.80          9,010      0.80           4.71              0.85
          1.00          4.49             40      0.67+          5.25+             0.74+
          1.00          1.74              2      0.55+          4.98+             0.63+
         $1.00          0.80%    $   17,970      0.55%+(b)      4.96%+            0.59%+(b)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
   NOTES TO FINANCIAL STATEMENTS

Nations Fund Trust (the "Trust") and Nations Fund, Inc. (the "Company") are each registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At March 31, 1999, the Trust offered thirty-eight separate portfolios and the Company offered nine separate portfolios. These financial statements pertain only to the money market portfolios of the Trust and the Company (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of the Trust and the Company are presented under separate cover. The Funds currently offer six classes of shares: Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares, Investor C Shares and Daily Shares. Additionally, the Prime Fund offers Marsico Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to its class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

1. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuation: Securities are valued on the basis of amortized cost, which approximates market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets are valued by the investment advisor under the supervision of the Board of Trustees/Directors.

Repurchase Agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and date, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its right. The Funds' investment advisor and sub-advisor, acting under the supervision of the Board of Trustees/Directors, monitor the value of collateral received as well as the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Reverse Repurchase Agreements: Each Fund may enter into reverse repurchase agreements with institutions that the Funds' investment advisor and sub-advisor have determined are creditworthy. Under the terms of a typical reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it establishes a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other appropriate liquid securities at least equal in value to the Fund's obligations arising under the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities that the Fund is obligated to repurchase. Securities subject to repurchase under reverse repurchase agreements are designated in the Statement of Net Assets.

At March 31, 1999, the Treasury Fund had reverse repurchase agreements outstanding as follows:

Maturity Amount............................  $529,968,000
Maturity Date..............................      04/01/99
Market Value of Assets Sold Under
  Agreements...............................  $521,956,000

NATIONS FUNDS

The average daily balance of reverse repurchase agreements outstanding by the Treasury Fund during the year ended March 31, 1999 was $566,880,293.

The proceeds received by the Treasury Fund under the reverse repurchase agreements were reinvested in a tri-party repurchase agreement. Net fees earned during the year ended March 31, 1999, representing the difference between interest rates on the reverse repurchase and repurchase agreements, amounted to $690,107 and have been included in interest income in the Statement of Operations.

Securities Transactions and Investment Income: Securities transactions are accounted for on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums calculated ratably, is earned from settlement date and recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its classes based upon the relative net assets of each class of shares.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Dividends and Distributions to Shareholders: It is the policy of each Fund to declare dividends from net investment income daily and to pay such dividends monthly. Each Fund will distribute net realized short-term capital gains annually after the fiscal year in which the capital gains were earned or more frequently to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Fund level are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

Certain reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under Federal income tax regulations. These reclassifications are due to different book and tax accounting for capital loss carry forwards from mergers.

Reclassifications for the year ended March 31, 1999 were as follows:

                                                           INCREASE/
                                             INCREASE/     (DECREASE)
                                             (DECREASE)   ACCUMULATED
                                              PAID-IN     NET REALIZED
                                              CAPITAL     GAIN/(LOSS)
                                               (000)         (000)
                                             -------------------------
Tax Exempt.................................     $ 43         $ (43)
Treasury...................................      137          (137)
Government Money Market....................        3            (3)
Prime......................................      367          (367)

Federal Income Tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for Federal income or excise taxes.

Expenses: General expenses of the Trust or the Company are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class. Expenses not directly attributable to any class of shares are prorated based on the relative net assets of each class.

Cash Flow Information: Cash, as used in the Statement of Cash Flows, is the amount reported in the Statements of Net Assets and represents cash on hand at custodian banks. The Trust and the Company issue and redeem shares, invest in securities, and distribute dividends from net investment income and net capital gains (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statements of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows for the Treasury Fund.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Each of the Trust and the Company has entered into an investment advisory agreement (the "Investment Advisory Agreements") with NationsBanc Advisors, Inc. ("NBAI"), a wholly-owned subsidiary of NationsBank, N.A. ("NationsBank"), which in turn

NATIONS FUNDS
is an indirect wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which NBAI provides investment advisory services to the Funds. Under the Investment Advisory Agreements, NBAI is entitled to receive an advisory fee, calculated daily and payable monthly, based on the average daily net assets of each Fund as follows: (i) Government Money Market and Tax Exempt at the annual rate of 0.40% and (ii) Prime and Treasury at the annual rate of 0.25% on combined net assets up to $250 million and 0.20% on combined net assets exceeding $250 million.

Each of the Trust and the Company has entered into a sub-advisory agreement with NBAI and TradeStreet Investment Associates, Inc. ("TradeStreet"), a wholly-owned subsidiary of NationsBank, pursuant to which TradeStreet is entitled to receive a fee from NBAI at the annual rate of 0.055% of each Fund's average daily net assets.

Stephens Inc. ("Stephens") serves as the co-administrator of the Trust and the Company. On December 1, 1998, NBAI began serving as co-administrator of the Funds with Stephens. Under the new arrangement, Stephens and NBAI are entitled to receive a combined fee, computed daily and paid monthly at the annual rate of 0.10% of each Fund's average daily net assets. Prior to December 1, 1998, First Data Investor Services Group, Inc. ("First Data"), a wholly-owned subsidiary of First Data Corporation, served as co-administrator. Stephens and First Data were entitled to receive a combined fee, computed daily and paid monthly, at the annual rate of 0.10% of each Fund's average daily net assets. Effective December 1, 1998, The Bank of New York ("BNY") began serving as the sub-administrator of the Trust and the Company, respectively, pursuant to an agreement with NBAI, and NBAI ceased to serve as sub-administrator. For the year ended March 31, 1999, Stephens earned $9,091,296 from the Funds for its administration services, of which $1,263,197, net of fee waivers, was paid to NBAI for its services.

The investment advisor, sub-advisor and distributor may, from time to time, voluntarily reduce their fees payable by each Fund. For the year ended March 31, 1999, the investment advisor agreed to voluntarily reimburse expenses and/or waive its advisory and co-administration fees to the extent that total expenses (excluding shareholder servicing and distribution fees) exceed 0.30% of each Fund's average daily net assets.

Effective October 19, 1998, BNY began serving as the custodian of the Trust's and the Company's assets. Previously, NationsBank of Texas, N.A. ("NationsBank of Texas") served as custodian until May 6, 1998, when it was merged with NationsBank. BNY acted as sub-custodian to the Funds until that date. For the year ended March 31, 1999, NationsBank of Texas and NationsBank earned $14,122 for providing such services. For the year ended March 31, 1999, expenses of the Treasury, Government Money Market and Prime Funds were reduced by $12,804 under expense offset arrangements with BNY. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements. The Tax Exempt Fund does not participate in the expense offset arrangement.

First Data serves as the transfer agent for the Funds' shares. NationsBank of Texas also served as the sub-transfer agent for the Primary Shares of the Funds until it merged with NationsBank. NationsBank began serving as the sub-transfer agent for the Primary Shares of the Funds on May 6, 1998 and is providing the same services as were previously provided by NationsBank of Texas. For the year ended March 31, 1999, NationsBank of Texas and NationsBank earned approximately $18,592 for providing such services. Stephens serves as distributor of the Funds' shares.

The Trust and the Company pay each unaffiliated Trustee or Director an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 per Fund and an additional $1,000 for each in-person board meeting, and $500 for each telephonic board meeting attended. The Trust and the Company also reimburse expenses incurred by each unaffiliated Trustee or Director in attending such meetings.

The Trust's and the Company's eligible Trustees or Directors, respectively, may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the

NATIONS FUNDS
participants or, if no funds are selected, to the rate of return of the Treasury Fund. The expense for the deferred compensation and retirement plans is included in "Trustees'/Directors' fees and expenses" in the Statements of Operations.

A significant portion of each Fund's Primary A Shares represents investments by fiduciary accounts over which NationsBank and its affiliates have either sole or joint investment discretion.

3. SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

The Trust and the Company each have adopted shareholder servicing plans and distribution plans for the Primary B, Investor A, Investor B and Daily Shares of each Fund and a shareholder servicing plan for Investor C and the Marsico Shares of the Prime Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor (and for Investor A Shares, the distributor and/or selling agents) for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate, as a percentage of average daily net assets set from time to time by the Board of Trustees/Directors, and are charged as expenses of each Fund directly to the applicable class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of NationsBank and NBAI.

At March 31, 1999, the rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                                  CURRENT    PLAN
                                                   RATE      LIMIT
                                                  ----------------
Primary B, Investor A, Investor C, Daily and
 Marsico Shareholder Servicing Plans............   0.25%     0.25%
Investor B Shareholder Servicing Plan Prime,
 Treasury, Government Money Market..............   0.25%     0.25%
 Tax Exempt.....................................   0.20%     0.25%
Investor A Distribution Plan....................   0.10%     0.10%
Investor B Distribution Plan....................   0.00%     0.10%
Daily Distribution Plan.........................   0.25%     0.45%

4. SHARES OF BENEFICIAL INTEREST/CAPITAL STOCK

At March 31, 1999, an unlimited number of shares of beneficial interest without par value were authorized for the Trust and 480,000,000,000 shares of $.001 par value capital stock were authorized for the Company. The Trust's Declaration of Trust and the Company's Articles of Incorporation authorize the Board of Trustees/Directors to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. See Schedule of Capital Stock Activity.

5. RESTRICTED SECURITIES

Certain securities may be subject to legal restrictions and may be difficult to sell. In addition, no Fund will invest more than 10% of the value of its net assets in securities that are illiquid.

The following securities are considered both illiquid and restricted as to resale. Accordingly, they are valued at fair value in good faith by the investment advisor under the direction of the Board of Trustees/ Directors, as applicable, taking into consideration such factors as the relevant Board deems appropriate.

NATIONS FUNDS

TAX EXEMPT

                                                                                                         PERCENTAGE    HISTORICAL
                                                                  PAR VALUE     VALUE      FAIR VALUE      OF NET         COST
                                                   ACQUISITION     3/31/99     PER UNIT     3/31/99        ASSETS       3/31/99
                    SECURITY                          DATE          (000)      3/31/99       (000)        3/31/99        (000)
---------------------------------------------------------------------------------------------------------------------------------
Alliance Airport Authority, Inc., Texas, Special
 Facilities Revenue, (Federal Express Project)
 Series 1999PA-460, AMT,
 3.17% 04/01/21..................................    3/22/99       $28,030      $1.00       $28,030         1.0%        $28,030
Bexar County, Texas, Health Facilities
 Development Corporation, Revenue, (Army
 Retirement Community Project) Series 1995B,
 3.00% 07/01/11..................................    6/26/98         3,460       1.00         3,460         0.1           3,460
Florida State, Board of Education, Capital
 Outlay, Series 1996BTP-179,
 3.20% 06/01/01..................................    1/10/96        14,999       1.00        14,999         0.5          14,999
Montana State, Housing Board, Tender Option
 Certificates, Series 1998BT-298, AMT,
 3.25% 07/01/31..................................    4/22/98         4,925       1.00         4,925         0.2           4,925

TREASURY

                                                                                                          PERCENTAGE   HISTORICAL
                                                                   PAR VALUE     VALUE      FAIR VALUE      OF NET        COST
                                                    ACQUISITION     3/31/99     PER UNIT     3/31/99        ASSETS      3/31/99
                     SECURITY                          DATE          (000)      3/31/99       (000)        3/31/99       (000)
---------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with Morgan Stanley Group
 Inc.,
 4.81% 04/30/99...................................    11/3/98       $90,000      $1.00       $90,000         3.7%       $90,000

PRIME

                                                                                                         PERCENTAGE    HISTORICAL
                                                                  PAR VALUE     VALUE      FAIR VALUE      OF NET         COST
                                                   ACQUISITION     3/31/99     PER UNIT     3/31/99        ASSETS       3/31/99
                    SECURITY                          DATE          (000)      3/31/99       (000)        3/31/99        (000)
---------------------------------------------------------------------------------------------------------------------------------
Allstate Life Insurance Company:
 5.107% 06/29/99#................................   11/01/98       $25,000      $1.00       $25,000         0.3%        $25,000
 5.107% 06/29/99#................................   12/01/98        25,000       1.00        25,000         0.3          25,000
Anchor National Life Insurance Company:
 5.070% 06/29/99#................................    1/01/99        50,000       1.00        50,000         0.7          50,000
 5.136% 06/29/99#................................   12/01/98        25,000       1.00        25,000         0.3          25,000
Commonwealth Life Insurance Company:
 5.060% 04/01/99+++..............................    3/05/99        50,000       1.00        50,000         0.7          50,000
 5.160% 09/27/99#................................   12/01/98        62,000       1.00        62,000         0.8          62,000
 5.160% 09/27/99#................................    2/02/99        10,000       1.00        10,000         0.1          10,000
First Allmerica Life Insurance Company:
 5.070% 06/29/99#................................    2/24/99        50,000       1.00        50,000         0.7          50,000
Life Insurance Company of Georgia:
 5.176% 09/27/99#................................    1/01/99        60,000       1.00        60,000         0.8          60,000
Peoples Security Life Insurance Company:
 5.160% 04/01/99+++..............................    1/05/99        20,000       1.00        20,000         0.3          20,000
 5.210% 04/01/99+++..............................    2/05/99        20,000       1.00        20,000         0.3          20,000
SMM Trust, Series 1999-B:
 5.449% 03/15/00.................................    3/05/99        50,000       1.00        50,000         0.7          50,000
Sun Life Insurance Company of America:
 5.166% 09/27/99#................................   10/01/98        50,000       1.00        50,000         0.7          50,000
Travelers Life Insurance Company:
 5.013% 04/01/99+++..............................    2/03/99        25,000       1.00        25,000         0.3          25,000
 5.040% 06/01/99+++..............................    8/31/98        25,000       1.00        25,000         0.3          25,000

---------------
 # Put date
+++ Reset date

NATIONS FUNDS

The following securities of the Prime Fund are restricted as to resale, however, they are considered liquid due to the put feature which allows the Fund to put the security back to the issuer at par value within seven calendar days.

                                                                                                         PERCENTAGE    HISTORICAL
                                                                  PAR VALUE     VALUE      FAIR VALUE      OF NET         COST
                                                   ACQUISITION     3/31/99     PER UNIT     3/31/99        ASSETS       3/31/99
                    SECURITY                          DATE          (000)      3/31/99       (000)        3/31/99        (000)
---------------------------------------------------------------------------------------------------------------------------------
General American Life Insurance Company
 5.140% 04/07/99#................................    2/01/99       $50,000      $1.00       $50,000         0.7%        $50,000
 5.140% 04/07/99#................................    4/09/98        50,000       1.00        50,000         0.7          50,000
Life Insurance Company of Virginia
 4.951% 04/07/99#................................    3/01/99        25,000       1.00        25,000         0.3          25,000
 4.951% 04/07/99#................................    9/01/98        50,000       1.00        50,000         0.7          50,000
 4.951% 04/07/99#................................    2/01/99        25,000       1.00        25,000         0.3          25,000
New York Life Insurance Company:
 5.106% 04/07/99#................................   11/10/98        50,000       1.00        50,000         0.7          50,000

---------------
# Put date

6. LINE OF CREDIT

The Trust and the Company participate in an uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of no less than 4 to 1 net assets (not including funds borrowed pursuant to the Agreement) to aggregate amount of indebtedness pursuant to the Agreement.

At March 31, 1999, there were no loans outstanding under this Agreement. For the year ended March 31, 1999, borrowings by the Funds under the Agreement were as follows:

                                              AVERAGE
                                              AMOUNT       AVERAGE
                                            OUTSTANDING    INTEREST
FUND                                           (000)         RATE
-------------------------------------------------------------------
Tax Exempt................................     $173          5.33%

The average amount outstanding was calculated based on daily balances in the period.

7. CAPITAL LOSS CARRYFORWARD

At March 31, 1999, the Funds had available for Federal income tax purposes the following unused capital losses expiring March 31:

                       2002    2003    2004    2005    2006    2007
                       (000)   (000)   (000)   (000)   (000)   (000)
--------------------------------------------------------------------
Treasury.............   $16    $ 26     $95    $ 31     $14     $9
Government Money
 Market..............    --      59       2      --      --     --
Prime................    --     131      35     436      23     --

NATIONS FUNDS

8.  REORGANIZATIONS

On May 16, 1997, certain Funds, as listed below (each an "Acquiring Fund"), acquired the assets and certain liabilities of The Pilot Funds, also listed below (each an "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The value of shares issued by the Acquiring Fund is presented in the Schedule of Capital Stock Activity. Net assets as of the reorganization date were as follows:


                                                                          TOTAL NET ASSETS OF
                              TOTAL NET ASSETS OF   TOTAL NET ASSETS OF     ACQUIRING FUND
ACQUIRING       ACQUIRED         ACQUIRED FUND        ACQUIRING FUND       AFTER ACQUISITION
   FUND           FUND               (000)                 (000)                 (000)
---------------------------------------------------------------------------------------------
Prime       Pilot Short-Term      $1,854,583            $4,275,977            $6,130,560
            Diversified
            Assets Fund
Treasury    Pilot Short-Term       1,619,654             2,618,142             4,237,796
            U.S. Treasury
            Fund
Tax Exempt  Pilot Short-Term         391,958             1,461,773             1,853,731
            Tax Exempt
            Diversified Fund
Tax Exempt  Pilot Missouri           226,780             1,853,731             2,080,511
            Short-Term Tax
            Exempt Fund

On May 15, 1998, certain Funds, as listed below (each an "Acquiring Fund"), acquired the assets and certain liabilities of The Emerald Funds, also listed below (each an "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The value of shares issued by the Acquiring Fund is presented in the Schedule of Capital Stock Activity. Net assets as of the reorganization date were as follows:

                                                                                 TOTAL NET ASSETS OF
                                     TOTAL NET ASSETS OF   TOTAL NET ASSETS OF     ACQUIRING FUND
ACQUIRING          ACQUIRED             ACQUIRED FUND        ACQUIRING FUND       AFTER ACQUISITION
   FUND              FUND                   (000)                 (000)                 (000)
----------------------------------------------------------------------------------------------------
Tax Exempt  Emerald Tax-Exempt Fund      $  170,700            $2,426,697            $2,597,397
Prime       Emerald Prime Fund            2,174,402             5,517,462             7,691,864
Treasury    Emerald Treasury Fund           875,235             2,468,080             3,343,315

On June 19, 1998, Tax Exempt Fund ("Acquiring Fund"), acquired the assets of the Common Trust Municipal Temp Fund ("Acquired Fund"), a common trust fund managed by NationsBank, in a tax-free exchange for shares of the Acquiring Fund. The value of shares issued by the Acquiring Fund is presented in the Schedule of Capital Stock Activity. Net assets as of the conversion date were as follows:

                                            TOTAL NET ASSETS OF
TOTAL NET ASSETS OF   TOTAL NET ASSETS OF     ACQUIRING FUND
   ACQUIRED FUND        ACQUIRING FUND       AFTER CONVERSION
       (000)                 (000)                 (000)
---------------------------------------------------------------
      $52,112             $2,597,973            $2,650,085

NATIONS FUNDS
   REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS, DIRECTORS AND TRUSTEES OF NATIONS FUNDS

In our opinion, the accompanying statements of net assets, and the related statements of operations, of cash flows for Nations Treasury Fund, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nations Tax-Exempt Fund, Nations Treasury Fund, Nations Government Money Market Fund and Nations Prime Fund (portfolios of Nations Fund Trust or Nations Fund, Inc., hereafter referred to as the "Funds") at March 31, 1999, and the results of each of their operations, the cash flows for Nations Treasury Fund, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 28, 1999

NATIONS FUNDS
   TAX INFORMATION (UNAUDITED)

For the year ended March 31, 1999, all of the distributions made from investment income of Nations Tax Exempt Fund, are tax exempt for regular Federal income tax purposes. A portion of this income may be subject to Federal Alternative Minimum Tax.

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
NATIONS FUNDS [LOGO]

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